UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, NY			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	6/30/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007

Emerging Markets Debt Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Expense Examples

Emerging Markets Debt Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2007	June 30, 2007	January 1, 2007 — June 30, 2007
Class I
Actual	$1,000.00	$1,028.00	$5.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class II
Actual	1,000.00	1,027.00	5.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.10% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one- and three-year periods ended November 30, 2006 and for the period December 31, 2002 to November 30, 2006, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate was acceptable as the total expense ratio was competitive with its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”). The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

Face Amount	Value
(000)	(000)
Fixed Income Securities (95.4%)
Argentina (3.8%)
Sovereign (3.8%)
Republic of Argentina
5.83%, 12/31/33	$10,800	$4,826
8.28%, 12/31/33	(g)308	296
Republic of Argentina (Linked Variable Rate)
233.70%, 4/10/49	(a)2,900	1,372
6,494
Brazil (15.4%)
Corporate (2.1%)
Banco ABN Amro Real S.A.
15.86%, 12/13/07	BRL	3,350	1,771
16.20%, 2/22/10	2,980	1,765
3,536
Sovereign (13.3%)
Citigroup, Inc.
6.00%, 5/18/09	$1,800	2,201
Federative Republic of Brazil
8.00%, 1/15/18	1,310	1,443
8.88%, 10/14/19 - 4/15/24	5,965	7,267
10.50%, 7/14/14	1,270	1,602
11.00%, 8/17/40	(b)960	1,260
14.50%, 10/15/09	(b)4,020	4,774
JPMorgan Chase & Co.
Zero Coupon, 1/1/12	BRL	7,720	4,095
22,642
26,178
Bulgaria (1.0%)
Sovereign (1.0%)
Republic of Bulgaria
8.25%, 1/15/15	$741	855
8.25%, 1/15/15	(c)300	347
Republic of Bulgaria (Registered)
8.25%, 1/15/15	480	555
1,757
Chile (1.2%)
Corporate (1.2%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(c)1,930	2,013
Colombia (2.5%)
Sovereign (2.5%)
Republic of Colombia
7.38%, 9/18/37	1,990	2,214
8.25%, 12/22/14	470	528
11.75%, 2/25/20	1,010	1,497
4,239
Ecuador (1.0%)
Sovereign (1.0%)
Republic of Ecuador (Registered)
9.38%, 12/15/15	$390	$347
10.00%, 8/15/30	(d)1,580	1,300
1,647
Indonesia (4.1%)
Corporate (4.1%)
Pindo Deli Finance Mauritius
Tranche A, 6.00%, 4/28/15	(c)(e)614	525
Tranche B, 6.00%, 4/28/18	(c)(e)3,280	1,829
Tranche C, Zero Coupon, 4/28/27	(c)(e)2,691	390
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 6.00%, 4/28/15	(e)1,228	1,087
Tranche A, 6.00%, 4/28/15	(c)(e)1,200	1,063
Tranche B, 6.00%, 4/28/18	(c)(e)2,867	1,598
Tranche C, Zero Coupon, 4/28/27	(c)(e)2,923	409
6,901
Ivory Coast (0.3%)
Sovereign (0.3%)
Ivory Coast
2.50%, 3/29/18	(a)1,530	535
Mexico (17.9%)
Corporate (6.5%)
Pemex Project Funding Master Trust
6.63%, 6/15/35	6,750	6,860
6.66%, 6/15/10	(e)(c)2,550	2,622
8.63%, 12/1/23	1,350	1,648
11,130
Sovereign (11.4%)
Mexican Bonos
8.00%, 12/17/15	MXN	41,100	3,878
9.50%, 12/18/14	76,500	7,810
United Mexican States
6.75%, 9/27/34	$1,891	2,021
7.50%, 1/14/12	1,210	1,300
8.38%, 1/14/11	4,090	4,448
19,457
30,587
Panama (2.2%)
Sovereign (2.2%)
Republic Of Panama
7.13%, 1/29/26	1,050	1,123
7.25%, 3/15/15	520	559
9.38%, 4/1/29	1,000	1,330
9.63%, 2/8/11	645	726
3,738

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

		Face
		Amount	Value
		(000)	(000)
Peru (2.7%)
Sovereign (2.7%)
Republic of Peru
8.38%, 5/3/16		$890	$1,039
8.75%, 11/21/33		(b)2,250	2,925
9.88%, 2/6/15		555	692
			4,656
Philippines (11.3%)
Sovereign (11.3%)
Republic of Philippines
8.88%, 3/17/15		(b)6,370	7,333
9.00%, 2/15/13		(b)1,680	1,882
9.50%, 2/2/30		(b)7,685	10,038
			19,253
Qatar (0.6%)
Sovereign (0.6%)
State of Qatar (Registered)
9.75%, 6/15/30		660	949
Russia (14.6%)
Corporate (6.3%)
Gaz Capital for Gazprom
8.63%, 4/28/34		(b)2,640	3,301
Gaz Capital S.A.
6.21%, 11/22/16		(c)(b)2,309	2,255
JPMorgan Chase & Co.
7.00%, 6/28/17	RUB	44,000	1,696
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.30%, 5/15/17		$ (c)1,401	1,375
7.18%, 5/16/13		190	198
7.18%, 5/16/13		(c)1,910	1,994
			10,819
Sovereign (8.3%)
Russian Federation
7.50%, 3/31/30		(c)(d)1,620	1,782
Russian Federation (Registered)
7.50%, 3/31/30		(d)50	56
11.00%, 7/24/18		3,771	5,242
12.75%, 6/24/28		3,990	7,027
			14,107
			24,926
Trinidad (0.7%)
Corporate (0.7%)
National Gas of Trinidad & Tobago Ltd.
6.05%, 1/15/36		(c)1,219	1,167
Tunisia (0.4%)
Sovereign (0.4%)
Banque Centrale de Tunisie
7.38%, 4/25/12		660	707
Turkey (9.4%)
Sovereign (9.4%)
Citigroup Global Markets Holdings, Inc. (Turkish Lira Index Linked)
Zero Coupon, 8/14/08		$3,760	$4,740
Republic of Turkey
7.00%, 9/26/16		(b)2,050	2,084
11.00%, 1/14/13		1,350	1,626
11.88%, 1/15/30		(b)1,340	2,060
Zero Coupon, 8/13/08 - 2/4/09	TRY	9,031	5,562
			16,072
Ukraine (1.0%)
Sovereign (1.0%)
Republic of Ukraine
6.58%, 11/21/16		$ (b)1,700	1,689
Venezuela (5.3%)
Sovereign (5.3%)
Republic of Venezuela
5.75%, 2/26/16		990	834
8.50%, 10/8/14		1,300	1,319
9.25%, 9/15/27		(b)1,750	1,829
10.75%, 9/19/13		4,610	5,131
			9,113
Total Fixed Income Securities (Cost $155,029)			162,621

	No. of
	Warrants
Warrants (1.2%)
Argentina (0.8%)
Republic of Argentina,
expiring 12/15/35	(f)(g)802,925	117
expiring 12/15/35	(f)30,326,409	1,205
		1,322
Mexico (0.1%)
United Mexican States, expiring 9/24/07	2,626	223
Nigeria (0.2%)
Central Bank of Nigeria, expiring 11/15/20	1,250	319
Venezuela (0.1%)
Republic of Venezuela, Oil-linked Payment Obligation, expiring 4/15/20	3,750	141
Total Warrants (Cost $746)		2,005

	No. of
	Contracts
Put Options Purchased (0.8%)
Brazil (0.2%)
Brazilian Real Put @ $2.00 expiring 5/27/08	(f)10,007,000	375
Turkey (0.6%)
Turkish Lira Put @ $1.36 expiring 5/26/08	(f)10,014,000	995
Total Options Purchased (Cost $1,533)		1,370

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Investments (18.6%)
Short-Term Debt Securities held as Collateral on Loaned Securities (17.7%)
AIG Match Funding Corp.
5.30%, 7/17/07	$ (e)868	$868
Alliance & Leicester plc
5.33%, 7/9/07	(e)620	620
Anglo Irish Bank Corp. plc
5.35%, 7/9/07	(h)302	302
Bancaja
5.36%, 7/19/07	(e)310	310
Banco Bilbao Vizcaya Argentaria
5.44%, 7/2/07	41	41
Bank of New York Co., Inc.
5.32%, 7/10/07	(e)310	310
BASF AG
5.36%, 10/22/07	(e)310	310
Bear Stearns & Co., Inc.
5.38%, 7/16/07	(e)620	620
BNP Paribas plc
5.35%, 8/20/07	(e)620	620
CAM US Finance S.A. Unipersonal
5.36%, 7/3/07	(e)1,240	1,240
CIC, New York
5.30%, 7/3/07	(e)434	434
CIT Group Holdings
5.37%, 7/18/07	(e)1,116	1,116
Credit Suisse First Boston, New York
5.32%, 7/2/07	(e)620	620
Dexia Bank, New York
5.32%, 7/2/07	(e)620	620
Dresdner Bank, London
5.42%, 7/2/07	1,240	1,240
Ebbets Funding LLC
5.32%, 7/17/07	(h)632	632
First Tennessee Bank
5.33%, 7/17/07	(e)310	310
5.34%, 7/17/07	(e)1,240	1,240
Glitner Bank hf
5.35%, 7/20/07	(e)624	624
Goldman Sachs Group, Inc.
5.37%, 7/16/07	(e)310	310
5.50%, 7/2/07	(e)583	583
HSBC Finance Corp.
5.33%, 7/6/07	(e)310	310
IBM Corp.
5.29%, 7/9/07	(e)1,240	1,240
Macquarie Bank Ltd.
5.34%, 7/23/07	(e)620	620
Marshall & Ilsley Bank
5.37%, 12/17/07	622	622
Merrill Lynch & Co.
5.45%, 7/2/07	(e)372	372
Metropolitan Life Global Funding
5.31%, 7/23/07	(e)930	930
Natexis Banques Populaires, New York
5.33%, 7/2/07	$ (e)620	$620
National Australia Bank Ltd.
5.31%, 7/9/07	(e)471	471
National City Bank Cleveland
5.32%, 7/2/07	(e)310	310
National Rural Utilities Cooperative Finance Corp.
5.33%, 7/2/07	(e)1,240	1,240
Nationwide Building Society
5.44%, 9/28/07	(e)719	719
National Bank of Canada
5.31%, 7/2/07	(e)1,240	1,240
Norinchukin Bank, New York
5.32%, 7/26/07	1,240	1,240
Old Fine Funding
5.32%, 7/24/07	(h)617	617
Rheingold Securitization
5.32%, 7/16/07	(h)613	613
Scaldis Capital LLC
5.34%, 7/20/07	(h)500	500
5.34%, 7/23/07	(h)309	309
Sheffield Receivable Corp.
5.31%, 7/12/07	(h)1,543	1,543
Skandi, New York
5.32%, 7/9/07	(e)620	620
Societe Generale, New York
5.30%, 7/31/07	(e)1,488	1,488
Ticonderoga Funding LLC
5.34%, 7/25/07	(h)411	411
Unicredito Delaware, Inc.
5.33%, 7/16/07	(e)682	682
Unicredito Italiano Bank (Ireland) plc
5.34%, 7/9/07	(e)434	434
		30,121

	Shares
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $1,461)	(i)1,461,331	1,461
Total Short-Term Investments (Cost $31,582)		31,582
Total Investments (116.0%) (Cost $188,890) — including $29,349 of Securities Loaned		197,578
Liabilities in Excess of Other Assets (-16.0%)		(27,220)
Net Assets (100%)		$170,358

(a)	Issuer is in default.
(b)	All or a portion of the security on loan at June 30, 2007.
(c)	144A Security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2007. Maturity date disclosed is the ultimate maturity date.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2007.
(f)	Non-income producing security.
(g)	Security was valued at fair value — At June 30, 2007, the Portfolio held $413,000 of fair valued securities, representing 0.2% of net assets.
(h)	The rate shown is the effective yield at date of purchase.
(i)	See Note H to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
BRL	Brazilian Real
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira

Options Written:

The Portfolio had the following option(s) written open at period end:

		Premiums
	Number of	Received	Value
	Contracts	(000)	(000)
Put Options Written
Brazilian Real Put @ $2.25 expiring 5/27/08	20,014,000	$(325)	$(243)
Turkish Lira Put @ $1.52 expiring 5/26/08	20,028,000	(989)	(848)
Total Options Written		$(1,314)	$(1,091)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities

June 30, 2007
(unaudited)
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $187,429) (Including $29,349 of Securities on Loan)	$196,117
Investment in Security of Affiliated Issuer, at Value (Cost $1,461)	1,461
Cash	763
Interest Receivable	3,391
Foreign Currency (Cost $381)	388
Receivable for Portfolio Shares Sold	252
Due from Broker	37
Receivable from Affiliate	1
Other Assets	2
Total Assets	202,412
Liabilities:
Collateral on Securities Loaned, at Value	30,121
Options Written, at Value (Premiums Received $1,314)	1,091
Payable for Portfolio Shares Redeemed	388
Investment Advisory Fees Payable	325
Administration Fees Payable	36
Custodian Fees Payable	7
Distribution Fees — Class II Shares	2
Directors’ Fees and Expenses Payable	1
Other Liabilities	83
Total Liabilities	32,054
NET ASSETS	$170,358
Net Assets Consist of:
Paid-in Capital	$139,418
Undistributed (Distributions in Excess of) Net Investment Income	13,561
Accumulated Net Realized Gain (Loss)	8,449
Unrealized Appreciation (Depreciation) on:
Investments	8,688
Foreign Currency Translations	19
Options Written	223
Net Assets	$170,358
CLASS I:
Net Assets	$131,438
Net Asset Value, Offering and Redemption Price Per Share Applicable to 14,340,161 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.17
CLASS II:
Net Assets	$38,920
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,264,134 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.13

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations

Six Months Ended
June 30, 2007
(000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $3 Foreign Taxes Withheld)	$5,995
Interest from Security of Affiliated Issuer	41
Total Investment Income	6,036
Expenses:
Investment Advisory Fees (Note B)	644
Administration Fees (Note C)	215
Distribution Fees — Class II Shares (Note D)	68
Shareholder Reporting Fees	29
Custodian Fees (Note E)	13
Professional Fees	10
Directors’ Fees and Expenses	2
Other	33
Total Expenses	1,014
Distribution Fees — Class II Shares Waived (Note D)	(58)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(1)
Expense Offset (Note E)	(1)
Net Expenses	954
Net Investment Income (Loss)	5,082
Realized Gain (Loss) on:
Investments Sold	3,086
Foreign Currency Transactions	205
Net Realized Gain (Loss)	3,291
Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,909)
Options Written	223
Foreign Currency Translations	13
Net Change in Unrealized Appreciation (Depreciation)	(3,673)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(382)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,700

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Emerging Markets Debt Portfolio

Statements of Changes in Net assets

	Six Months Ended
	June 30, 2007	Year Ended
	(unaudited)	December 31, 2006
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$5,082	$10,743
Net Realized Gain (Loss)	3,291	5,588
Net Change in Unrealized Appreciation (Depreciation)	(3,673)	1,161
Net Increase (Decrease) in Net Assets Resulting from Operations	4,700	17,492
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(12,087)
Net Realized Gain	—	(2,626)
Class II:
Net Investment Income	—	(3,203)
Net Realized Gain	—	(699)
Total Distributions	—	(18,615)
Capital Share Transactions:(1)
Class I:
Subscriptions	10,564	31,812
Distributions Reinvested	—	14,713
Redemptions	(18,941)	(65,353)
Class II:
Subscriptions	1,968	5,543
Distributions Reinvested	—	3,902
Redemptions	(2,429)	(4,937)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(8,838)	(14,320)
Total Increase (Decrease) in Net Assets	(4,138)	(15,443)
Net Assets:
Beginning of Period	174,496	189,939
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $13,561 and $8,479, respectively)	$170,358	$174,496

(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,160	3,583
Shares Issued on Distributions Reinvested	—	1,848
Shares Redeemed	(2,088)	(7,409)
Net Increase (Decrease) in Class I Shares Outstanding	(928)	(1,978)
Class II:
Shares Subscribed	217	618
Shares Issued on Distributions Reinvested	—	492
Shares Redeemed	(268)	(567)
Net Increase (Decrease) in Class II Shares Outstanding	(51)	543

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.92		$9.04	$8.89	$9.04	$7.07	$6.94
Income (Loss) from Investment Operations
Net Investment Income#	0.27		0.53	0.73	0.65	0.63	0.56
Net Realized and Unrealized Gain (Loss)	(0.02)		0.32	0.30	0.14	1.34	0.08
Total from Investment Operations	0.25		0.85	1.03	0.79	1.97	0.64
Distributions from and/or in Excess of:
Net Investment Income	—		(0.80)	(0.73)	(0.64)	—	(0.51)
Net Realized Gain	—		(0.17)	(0.15)	(0.30)	—	—
Total Distributions	—		(0.97)	(0.88)	(0.94)	—	(0.51)
Net Asset Value, End of Period	$9.17		$8.92	$9.04	$8.89	$9.04	$7.07
Total Return ±	2.80	%††	10.81%	12.25%	10.06%	27.86%	9.22%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$131,438		$136,167	$155,945	$150,058	$182,341	$113,267
Ratio of Expenses to Average Net Assets	1.10	%**	1.10%	1.09%	1.15%	1.21%	1.22%
Ratio of Expenses to Average Net Assets Excluding Interest Expense and Country Tax Expense	N/A		N/A	N/A	N/A	1.20%	N/A
Ratio of Net Investment Income to Average Net Assets	5.95	%**	5.98%	8.18%	7.45%	7.68%	7.77%
Portfolio Turnover Rate	26	%††	57%	63%	128%	248%	274%

#	Per share amount is based on average shares outstanding.
**	Annualized
††	Not Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
							Period from
							December
	Six Months Ended						19, 2002* to
	June 30, 2007		Year Ended December 31,				December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.88		$9.01	$8.87	$9.02	$7.06	$7.57
Income (Loss) from Investment Operations
Net Investment Income#	0.26		0.50	0.71	0.65	0.61	0.02
Net Realized and Unrealized Gain (Loss)	(0.01)		0.34	0.30	0.14	1.35	(0.02)
Total from Investment Operations	0.25		0.84	1.01	0.79	1.96	0.00
Distributions from and/or in Excess of:
Net Investment Income	—		(0.80)	(0.72)	(0.64)	—	(0.51)
Net Realized Gain	—		(0.17)	(0.15)	(0.30)	—	—
Total Distributions	—		(0.97)	(0.87)	(0.94)	—	(0.51)
Net Asset Value, End of Period	$9.13		$8.88	$9.01	$8.87	$9.02	$7.06
Total Return ±	2.70	%††	10.80%	12.14%	10.08%	27.76%	0.00	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$38,920		$38,329	$33,994	$23,846	$8,337	$ @—
Ratio of Expenses to Average Net Assets(1)	1.15	%**	1.15%	1.14%	1.20%	1.26%	1.27	%**
Ratio of Expenses to Average Net Assets Excluding Interest Expense and Country Tax Expense	N/A		N/A	N/A	N/A	1.25%	N/A
Ratio of Net Investment Income to Average Net Assets(1)	5.82	%**	5.69%	8.08%	7.57%	7.63%	7.72	%**
Portfolio Turnover Rate	26	%††	57%	63%	128%	248%	274	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.45	%**	1.45%	1.44%	1.50%	1.56%	1.57	%**
Net Investment Income to Average Net Assets	5.52	%**	5.39%	7.78%	7.27%	7.33%	7.42	%**

#	Per share amount is based on average shares outstanding.
*	Commencement of Operations
**	Annualized
††	Not Annualized
@	Amount is less than $500.
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

12

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•     investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•     investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.              Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. The Portfolio may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

5.              Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily

14

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities.

Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

6.              Forward Commitments and When-Issued/ Delayed Delivery Securities: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio’s commitments to purchase such securities or designates such assets as segregated on the Portfolio’s records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

7.              Loan Agreements: The Portfolio may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions (“Lenders”) deemed to be creditworthy by the investment adviser. The Portfolio’s investments in Loans may be in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans (“Assignments”) from third parties. The Portfolio’s investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When the Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

8.              Securities Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities was $29,349,000 and related collateral outstanding at June 30, 2007 was $30,121,000.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

9.              Purchased and Written Options: The Portfolio may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, the Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

The Portfolio may purchase call and put options on its portfolio securities or other financial instruments. The Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Options written for the six months ended June 30, 2007 were as follows:

	Number of	Premiums
	Contracts	Received
	(000)	(000)
Options Outstanding — January 1, 2007	—	$—
Options Written	79,645	1,915
Options Terminated in Closing Purchase Transactions	(39,603)	(601)
Options Expired	—	—
Options Exercised	—	—
Options Outstanding — June 30, 2007	40,042	$1,314

10.       New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a frame-work for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

11.       Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss

16

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

     in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500
First $500	million to	More than
million	$1 billion	$1 billion

0.75%	0.70%	0.65%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.30% for Class I shares and 1.35% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2007, this waiver amounted to $58,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency. The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions		2005 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$17,260	$1,355	$16,654	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of income, gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, pay-down adjustments, defaulted bonds and adjustment on disposition of contingent debt payment obligations, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$320	$(320)	$—

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income (000)	Capital Gain (000)
$13,711	$ 4,310

At June 30, 2007, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$188,890	$12,598	$(3,910)	$8,688

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2006, the Portfolio deferred to January 3, 2007, for U.S. Federal income tax purposes, post-October currency losses of $63,000.

H. Securities Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administration fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by $1,000 relating to the Portfolio’s investment in the Liquidity Fund. Income distributions earned by the Portfolio are recorded as interest from affiliates in the Statement of Operations and totaled $41,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $17,887,000 and $16,426,000, respectively.

For the six months ended June 30, 2007, the Portfolio made purchases and sales totaling approximately $43,785,000 and $44,802,000  respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities for the six months ended June 30, 2007.

I. Other: At June 30, 2007, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 59.0% and 89.9%, for Class I and Class II shares, respectively.

18

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael Nugent
Chairman of the Board and Director

Michael Bozic	Ronald E. Robison
President and Principal Executive Officer

Kathleen A. Dennis	J. David Germany
Vice President

James F. Higgins	Dennis F. Shea
Vice President

Dr. Manuel H. Johnson	Amy R. Doberman
Vice President

Joseph J. Kearns	Carsten Otto
Chief Compliance Officer

Michael F. Klein	Stefanie V. Chang Yu
Vice President

W. Allen Reed	James W. Garrett
Treasurer and Chief Financial Officer

Fergus Reid	Thomas A. Perugini
Assistant Treasurer

Investment Adviser and Administrator	Mary E. Mullin
Morgan Stanley Investment Management Inc.	Secretary
522 Fifth Avenue
New York, New York 10036	Legal Counsel
Clifford Chance US LLP
Distributor	31 West 52nd Street
Morgan Stanley Distribution, Inc.	New York, New York 10019-6131
One Tower Bridge
100 Front Street, Suite 1100	Independent Registered Public Accounting Firm
West Conshohocken, PA 19428-2899	Ernst & Young LLP
200 Clarendon Street
Custodian	Boston, Massachusetts 02116-5072
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-800-281-2715.

IU07-02936P-Y06/07

19

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007

Emerging Markets Equity Portfolio

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Expense Examples

Emerging Markets Equity Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 — June 30, 2007
Class I
Actual	$1,000.00	$1,172.00	$8.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.86	8.00

Class II
Actual	1,000.00	1,172.10	8.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25

*

Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.60% and 1.65%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one- and three-year periods ended November 30, 2006 and for the period January 31, 2003 to November 30, 2006, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate was acceptable as the total expense ratio was competitive with its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

3

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

		Value
	Shares	(000)
Common Stocks (99.1%)
(Unless Otherwise Noted)
Argentina (0.9%)
Banco Macro S.A. ADR	136,800	$4,497
Tenaris S.A. ADR	133,085	6,516
		11,013
Austria (0.9%)
Erste Bank der Oesterreichischen Sparkassen AG	67,312	5,266
Raiffeisen International Bank Holding AG	37,544	5,981
		11,247
Brazil (12.7%)
All America Latina Logistica S.A.	543,803	7,403
Banco Bradesco S.A. ADR	190,898	4,602
Banco Itau Holding Financeira S.A.
(Preference)	205,963	9,145
Banco Itau Holding Financeira S.A. ADR	162,548	7,224
Cia Energetica de Minas Gerais S.A. ADR	599,132	12,642
Cia Vale do Rio Doce ADR	1,117,265	42,121
CVRD, Class A (Preference)	9,306	348
Cyrela Brazil Realty S.A.	424,910	5,273
Gafisa S.A. ADR	(a)53,600	1,672
Gerdau S.A. ADR	245,983	6,327
Gerdau S.A. (Preference)	111,400	2,861
Investimentos Itau S.A.	11,215	70
Investimentos Itau S.A. (Preference)	1,053,729	6,550
NET Servicos de Comunicacao S.A.	(a)343,120	5,665
Petrobras S.A. (Preference)	171,252	4,572
Petrobras S.A. ADR (Preference)	83,524	8,910
Tam S.A. ADR	256,740	8,498
Unibanco - Uniao de Bancos Brasileiros S.A.	129,948	1,473
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	143,595	16,208
Usinas Siderurgicas de Minas Gerais S.A.	62,620	4,126
Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference)	48,344	2,754
		158,444
China/Hong Kong (14.7%)
Air China Ltd., Class H	9,382,000	7,163
Bank of China Ltd., Class H	(a)18,499,000	9,179
China Coal Energy Co.	(a)9,884,000	14,815
China Communications Construction Co., Ltd., Class H	4,924,000	8,816
China Construction Bank, Class H	32,624,000	22,447
China Life Insurance Co., Ltd.	193,000	694
China Merchants Bank Co., Ltd., Class H	2,004,000	6,100
China Mobile Hong Kong Ltd.	1,909,000	20,496
China Power International Holding Ltd.	8,290,000	4,527
China Resources Power Holdings Co.	3,493,000	8,336
China Shipping Development Co., Ltd., Class H	3,778,000	8,736
CNOOC Ltd.	6,502,000	7,367
Cosco Pacific Ltd.	2,516,000	6,596
Dongfeng Motor Group Co., Ltd., Class H	11,867,000	6,314
GOME Electrical Appliances Holdings Ltd.	5,360,000	8,212
Harbin Power Equipment, Class H	4,654,000	7,035
Maanshan Iron & Steel, Class H	9,447,000	$7,370
Moulin Global Eyecare Holdings Ltd.	(a)(c)(b)778,000	@—
PetroChina Co., Ltd., Class H	4,882,000	7,193
PICC Property & Casualty Co., Ltd.	(a)9,248,000	7,534
Ping An Insurance Group Co. of China Ltd., Class H	1,064,000	7,518
Shenzhen Investment Ltd.	8,010,000	6,064
		182,512
Czech Republic (1.5%)
Central European Media Enterprises Ltd.	(a)98,400	9,602
CEZ A.S.	112,844	5,821
Zentiva N.V.	42,120	2,858
		18,281
Egypt (0.8%)
El Sewedy Cables Holding Co.	(a)280,133	4,026
Orascom Telecom Holding SAE	78,205	5,060
Orascom Telecom Holding SAE GDR	82,400	1,052
		10,138
Hungary (1.4%)
OTP Bank Nyrt	299,679	17,406
India (8.9%)
Aban Offshore Ltd.	61,500	4,545
ABB Ltd.	299,000	8,038
Bharat Heavy Electricals Ltd.	201,114	7,598
Bharti Airtel Ltd.	(a)(c)582,800	12,029
Cipla Ltd.	330,450	1,690
Container Corp. of India Ltd.	60,295	3,458
Deccan Chronicle Holdings Ltd.	836,476	4,958
Glenmark Pharmaceuticals Ltd.	257,000	4,149
GVK Power & Infrastructure Ltd.	241,524	2,887
HCL Technologies Ltd.	625,300	5,284
HDFC Bank Ltd.	172,000	4,846
ICICI Bank Ltd.	(c)200,000	4,804
ICICI Bank Ltd. ADR	96,000	4,718
Infosys Technologies Ltd.	238,784	11,316
Infosys Technologies Ltd. ADR	61,000	3,073
ITC Ltd.	333,100	1,266
ITC Ltd. GDR (Registered)	208,500	785
Maruti Udyog Ltd.	195,500	3,574
Morgan Stanley Growth Fund	(d)3,926,900	4,554
Reliance Communications Ltd.	(a)332,000	4,220
Reliance Industries Ltd.	166,000	6,935
UTI Bank Ltd.	381,500	5,675
		110,402
Indonesia (2.9%)
Astra International Tbk PT	3,069,400	5,741
Bank Central Asia Tbk PT	6,223,500	3,754
Bank Mandiri Persero Tbk PT	5,998,500	2,075
Bank Rakyat Indonesia Tbk PT	6,342,500	4,036
Indocement Tunggal Prakarsa Tbk PT	20,000	14
Indofood Sukses Makmur Tbk	9,742,000	2,183
International Nickel Indonesia Tbk PT	977,500	6,005
Tambang Batubara Bukit Asam Tbk PT	6,245,500	4,528
Telekomunikasi Indonesia Tbk PT	3,916,000	4,269

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

		Value
	Shares	(000)
Indonesia (cont’d)
United Tractors Tbk PT	3,907,000	$3,568
		36,173
Malaysia (0.8%)
IOI Corp. Bhd	3,139,000	4,728
Kuala Lumpur Kepong Bhd	747,000	2,791
Public Bank Bhd (Foreign)	762,100	2,196
YTL Corp. Bhd	301,000	719
		10,434
Mexico (8.8%)
America Movil S.A. de C.V., Class L ADR	576,711	35,716
Cemex S.A. de C.V. ADR	(a)510,316	18,830
Corp. GEO S.A. de C.V., Series B	(a)965,133	5,302
Grupo Financiero Banorte S.A. de C.V., Class O	1,554,100	7,118
Grupo Televisa S.A. ADR	695,103	19,192
Urbi Desarrollos Urbanos S.A. de C.V	(a)831,700	3,830
Wal-Mart de Mexico S.A. de C.V., ADR	72,231	2,744
Wal-Mart de Mexico S.A. de C.V., Class V	4,334,413	16,449
		109,181
Morocco (0.3%)
Douja Promotion Groupe Addoha S.A.	(a)12,600	4,235
Oman (0.5%)
Bank Muscat SAOG GDR (Registered)	445,394	6,369
Pakistan (0.3%)
Oil & Gas Development Co., Ltd.	1,661,940	3,293
Philippines (0.4%)
Ayala Corp.	250,440	2,951
Philippines Long Distance Telephone Co.	45,800	2,624
		5,575
Poland (4.5%)
Bank Handlowy W Warszawie S.A.	170,068	7,629
Bank Millennium S.A.	1,967,809	9,159
Bank Pekao S.A.	134,259	12,426
Bank Zachodni WBK S.A.	64,134	6,674
Budimex S.A.	(a)49,254	2,209
KGHM Polska Miedz S.A.	106,029	4,090
Multimedia Polska S.A.	(a)569,428	2,407
PBG S.A.	(a)14,748	2,001
Polimex Mostostal S.A.	18,006	1,809
TVN S.A.	997,158	8,087
		56,491
Romania (0.1%)
SIF Banat Crisana S.A.	88,000	148
SIF Moldova S.A.	246,500	395
SIF Transilvania S.A.	(a)332,000	427
SIF Muntenia S.A	148,000	182
SIF Oltenia S.A.	199,500	372
		1,524
Russia (11.7%)
CTC Media, Inc.	(a)454,750	12,342
Evraz Group S.A. GDR	219,205	8,998
LUKOIL ADR	172,041	13,109
Mechel OAO ADR	170,944	$6,245
MMC Norilsk Nickel ADR	78,316	17,386
OAO Gazprom ADR	34,774	1,457
OAO Gazprom ADR (Registered)	445,250	18,656
Sberbank RF	3,950	15,361
Sberbank RF GDR	(a)28,782	14,081
TMK OAO GDR	(e)198,865	7,257
TMK OAO GDR (Registered)	67,202	2,451
Unified Energy System GDR (Registered)	(a)108,727	14,705
Wimm-Bill-Dann Foods OJSC ADR	129,112	13,429
		145,477
South Africa (6.4%)
Allied Electronics Corp., Ltd. (Preference)	910,635	6,281
Barloworld Ltd.	239,715	6,682
Group Five Ltd./South Africa	633,160	4,874
Massmart Holdings Ltd.	709,659	8,665
Mittal Steel South Africa Ltd.	388,100	6,996
Mr. Price Group Ltd.	1,453,900	5,597
MTN Group Ltd.	1,635,700	22,311
Murray & Roberts Holdings Ltd.	621,152	5,625
Naspers Ltd., Class N	340,053	8,757
Woolworths Holdings Ltd.	1,391,700	4,214
		80,002
South Korea (12.0%)
Amorepacific Corp.	7,089	5,617
Cheil Communications, Inc.	14,741	4,540
Cheil Industries, Inc.	100,880	4,848
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	53,350	3,020
Doosan Infracore Co., Ltd.	166,350	5,582
GS Engineering & Construction Corp.	68,300	8,169
Honam Petrochemical Corp.	2,344	234
Hyundai Engineering & Construction Co., Ltd.	(a)62,600	4,581
Hyundai Heavy Industries Co., Ltd.	35,437	13,234
Hyundai Mipo Dockyard Co., Ltd.	41,004	11,407
Kookmin Bank	45,464	3,991
Korea Exchange Bank	365,750	5,444
LG Chem Ltd.	41,292	3,491
LG Electronics, Inc.	96,690	7,996
LG Petrochemical Co., Ltd.	16,140	630
LG Philips LCD Co., Ltd.	(a)126,350	5,621
NHN Corp.	(a)50,745	9,255
Orion Corp.	19,817	5,920
Samsung Electronics Co., Ltd.	5,517	3,380
Samsung Electronics Co., Ltd. (Preference)	8,556	4,005
Samsung Fire & Marine Insurance Co., Ltd.	27,920	5,379
Shinhan Financial Group Co., Ltd.	225,600	13,724
Shinsegae Co., Ltd.	9,345	6,089
SSCP Co., Ltd.	(a)71,375	2,279
Woongjin Coway Co., Ltd.	226,910	7,688
Woori Finance Holdings Co., Ltd.	148,820	3,769
		149,893

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

		Value
	Shares	(000)
Taiwan (6.9%)
Advanced Semiconductor Engineering, Inc.	(a)3,142,000	$4,278
Asustek Computer, Inc.	1,341,000	3,689
AU Optronics Corp.	9,243,000	15,749
Cathay Financial Holding Co., Ltd.	2,216,372	5,294
Delta Electronics, Inc.	(a)658,219	2,594
Eternal Chemical Co., Ltd.	3,367,000	5,337
Evergreen Marine Corp., Ltd.	2,055,000	1,360
Everlight Electronics Co., Ltd.	631,980	2,259
Far Eastern Textile Co., Ltd.	705,640	722
Foxconn Technology Co., Ltd.	756,000	9,086
High Tech Computer Corp.	214,400	3,829
InnoLux Display Corp.	(a)1,671,000	6,915
MediaTek, Inc.	548,500	8,545
Siliconware Precision Industries Co.	1,447,000	3,073
Tripod Technology Corp.	770,080	3,925
TXC Corp.	843,000	1,821
Yang Ming Marine Transport Corp.	9,200,000	7,138
		85,614
Turkey (1.7%)
Aksigorta A.S.	641,000	3,858
BIM Birlesik Magazalar A.S.	102,449	6,791
Coca-Cola Icecek A.S.	185,729	1,401
Turkiye Garanti Bankasi A.S.	1,606,664	8,997
Yapi ve Kredi Bankasi A.S.	(a)12	@—
		21,047
Total Common Stocks (Cost $889,404)		1,234,751
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $19,872)	(d)19,871,880	19,872
Total Investments (100.7%) (Cost $909,276)		1,254,623
Liabilities in Excess of Other Assets (-0.7%)		(8,955)
Net Assets (100%)		$1,245,668

(a)	Non-income producing security
(b)	Security has been deemed illiquid at June 30, 2007.
(c)	Security was valued at fair value — At June 30, 2007, the portfolio held $16,833,000 of fair valued securities, representing 1.4% of net assets.
(d)	See Note H to the financial statements regarding investments in Morgan Stanley Growth Fund and Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
(e)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid.
@	Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
CZK	10,397	$489	7/2/07	USD	489	$489	$ @—
CZK	7,583	357	7/3/07	USD	355	356	(1)
CZK	35,550	1,674	7/9/07	USD	1,674	1,674	@—
IDR	1,838,320	203	7/2/07	USD	203	203	@—
PLN	1,331	478	7/3/07	USD	475	475	(3)
PLN	796	286	7/5/07	USD	286	286	@—
TRY	216	165	7/2/07	USD	165	165	@—
USD	186	187	7/2/07	IDR	1,687,401	187	@—
USD	60	60	7/2/07	MYR	207	60	@—
USD	1,471	1,471	7/2/07	PLN	4,135	1,484	13
USD	103	103	7/3/07	PLN	288	103	@—
USD	341	341	7/3/07	RON	799	346	5
USD	1,178	1,178	7/3/07	RON	2,718	1,178	@—
ZAR	171,015	24,060	8/16/07	USD	24,435	24,435	375
		$31,052				$31,441	$389

CZK — Czech Koruna

IDR — Indonesian Rupiah

MYR — Malaysian Ringgit

PLN — Polish Zloty

RON — New Romanian Leu

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

Graphic Presentation of Portfolio Holdings

The Following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*   Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities

June 30, 2007
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $888,696)	$1,230,197
Investments in Securities of Affiliated Issuers, at Value (Cost $20,580)	24,426
Receivable for Investments Sold	12,229
Dividends Receivable	2,142
Receivable for Portfolio Shares Sold	1,655
Foreign Currency (Cost $684)	686
Unrealized Appreciation on Foreign Currency Exchange Contracts	393
Interest Receivable	48
Foreign Withholding Tax Reclaim Receivable	19
Receivable from Affiliate	2
Other Assets	18
Total Assets	1,271,815
Liabilities:
Payable for Investments Purchased	11,252
Bank Overdraft Payable	8,755
Investment Advisory Fees Payable	3,616
Payable for Portfolio Shares Redeemed	1,204
Deferred Capital Gain Country Tax	644
Custodian Fees Payable	279
Administration Fees Payable	251
Distribution Fees — Class II Shares	12
Unrealized Depreciation on Foreign Currency Exchange Contracts	4
Other Liabilities	130
Total Liabilities	26,147
NET ASSETS	$1,245,668
Net Assets Consist of:
Paid-in Capital	$599,067
Undistributed (Distributions in Excess of) Net Investment Income	3,226
Accumulated Net Realized Gain (Loss)	298,287
Unrealized Appreciation (Depreciation) on:
Investments (Net of $644 Deferred Capital Gain Country Tax)	344,703
Foreign Currency Exchange Contracts and Translations	385
Net Assets	$1,245,668
CLASS I:
Net Assets	$943,460
Net Asset Value, Offering and Redemption Price Per Share Applicable to 41,201,309 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$22.90
CLASS II:
Net Assets	$302,208
Net Asset Value, Offering and Redemption Price Per Share Applicable to 13,210,554 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$22.88

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations

Six Months Ended
June 30, 2007
(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $632 Foreign Taxes Withheld)	$10,307
Interest from Securities of Unaffiliated Issuers	385
Interest from Security of Affiliated Issuer	129
Total Investment Income	10,821
Expenses:
Investment Advisory Fees (Note B)	6,874
Administration Fees (Note C)	1,414
Custodian Fees (Note E)	547
Distribution Fees — Class II Shares (Note D)	440
Shareholder Reporting Fees	79
Professional Fees	37
Directors’ Fees and Expenses	9
Other	112
Total Expenses	9,512
Distribution Fees — Class II Shares Waived (Note D)	(377)
Investment Advisory Fees Voluntarily Waived (Note B)	(21)
Expense Offset (Note E)	(4)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(2)
Net Expenses	9,108
Net Investment Income (Loss)	1,713
Realized Gain (Loss) on:
Investments Sold (Net of Country Taxes $45)	159,287
Foreign Currency Transactions	(2,729)
Net Realized Gain (Loss)	156,558
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of Increase in Deferred Capital Gain Country Tax Accruals of $187)	23,265
Foreign Currency Exchange Contracts and Translations	1,387
Net Change in Unrealized Appreciation (Depreciation)	24,652
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	181,210
Net Increase (Decrease) in Net Assets Resulting from Operations	$182,923

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2007	Year Ended
	(unaudited)	December 31, 2006
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,713	$2,650
Net Realized Gain (Loss)	156,558	144,089
Net Change in Unrealized Appreciation (Depreciation)	24,652	132,421
Net Increase in Net Assets Resulting from Operations	182,923	279,160
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(5,633)
Net Realized Gain	—	(17,301)
Class II:
Net Investment Income	—	(1,211)
Net Realized Gain	—	(3,802)
Total Distributions	—	(27,947)
Capital Share Transactions:(1)
Class I:
Subscriptions	82,072	232,214
Distributions Reinvested	—	22,934
Redemptions	(148,212)	(240,679)
Class II:
Subscriptions	50,496	119,092
Distributions Reinvested	—	5,013
Redemptions	(19,350)	(32,089)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(34,994)	106,485
Total Increase (Decrease) in Net Assets	147,929	357,698
Net Assets:
Beginning of Period	1,097,739	740,041
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $3,226 and $1,513, respectively)	$1,245,668	$1,097,739

(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,052	13,858
Shares Issued on Distributions Reinvested	—	1,490
Shares Redeemed	(7,325)	(14,840)
Net Increase (Decrease) in Class I Shares Outstanding	(3,273)	508
Class II:
Shares Subscribed	2,438	7,112
Shares Issued on Distributions Reinvested	—	326
Shares Redeemed	(963)	(1,995)
Net Increase (Decrease) in Class II Shares Outstanding	1,475	5,443

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$19.53		$14.73	$11.05	$9.04	$6.04	$6.63
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.03		0.05	0.10	0.07	0.07	(0.03)
Net Realized and Unrealized Gain (Loss)	3.34		5.27	3.63	2.00	2.93	(0.56)
Total from Investment Operations	3.37		5.32	3.73	2.07	3.00	(0.59)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)	(0.05)	(0.06)	—	—
Net Realized Gain	—		(0.39)	—	—	—	—
Total Distributions	—		(0.52)	(0.05)	(0.06)	—	—
Net Asset Value, End of Period	$22.90		$19.53	$14.73	$11.05	$9.04	$6.04
Total Return ±	17.20	%††	37.14%	33.85%	23.11%	49.67%	(8.90)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$943,460		$868,701	$647,447	$397,693	$323,547	$156,915
Ratio of Expenses to Average Net Assets(1)†	1.60	%**	1.62%	1.65%	1.70%	1.78%	1.81%
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense	N/A		N/A	N/A	N/A	1.75%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.31	%**	0.31%	0.81%	0.71%	0.95%	(0.40)%
Portfolio Turnover Rate	52	%††	77%	53%	72%	92%	134%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.60	%**	1.63%	1.66%	1.71%	1.87%	1.93%
Net Investment Income (Loss) to Average Net Assets	0.31	%**	0.30%	0.80%	0.70%	0.86%	(0.53)%

#	Per share amount is based on average shares outstanding.
**	Annualized
†

Effective June 1, 2006, the Adviser has agreed to voluntarily limit the ratio of expenses to average net assets to the maximum ratio of 1.60% for Class I shares. Prior to June 1, 2006, the maximum ratio was 1.65% for Class I shares.

††	Not Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
						Period from
						January 10,
						2003* to
	Six Months Ended					December
	June 30, 2007		Year Ended December 31,			31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$19.52		$14.71	$11.04	$9.03	$6.22
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.03		0.03	0.08	0.06	0.05
Net Realized and Unrealized Gain (Loss)	3.33		5.30	3.64	2.01	2.76
Total from Investment Operations	3.36		5.33	3.72	2.07	2.81
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)	(0.05)	(0.06)	—
Net Realized Gain	—		(0.39)	—	—	—
Total Distributions	—		(0.52)	(0.05)	(0.06)	—
Net Asset Value, End of Period	$22.88		$19.52	$14.71	$11.04	$9.03
Total Return ±	17.21	%††	37.17%	33.76%	23.00%	45.34	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$302,208		$229,038	$92,594	$31,942	$9,066
Ratio of Expenses to Average Net Assets(1)†	1.65	%**	1.67%	1.70%	1.75%	1.83	%**
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense	N/A		N/A	N/A	N/A	1.80	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.28	%**	0.19%	0.66%	0.64%	0.90	%**
Portfolio Turnover Rate	52	%††	77%	53%	72%	92	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.95	%**	1.98%	2.01%	2.06%	2.22	%**
Net Investment Income (Loss) to Average Net Assets	(0.02	)%**	(0.12)%	0.35%	0.33%	0.51	%**

#	Per share amount is based on average shares outstanding.
*	Commencement of Operations
**	Annualized
†

Effective June 1, 2006, the Adviser has agreed to voluntarily limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class II shares. Prior to June 1, 2006, the maximum ratio was 1.70% for Class II shares.

††	Not Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio offering two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.     Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.     Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•      investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•      investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

12

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to security transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2007, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.     Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.     New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

6.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500	From $1
First $500	million to	billion to	More than
million	$1 billion	$2.5 billion	$2.5 billion
1.25%	1.20%	1.15%	1.00%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.60% for Class I shares and 1.65% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2007, this waiver amounted to $21,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2007, this waiver amounted to $377,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

14

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by certain of the countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency. The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions		2005 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$6,844	$21,103	$2,026	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and foreign capital gain tax, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$1,318	$(1,318)	$—

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$11,182	$136,870

At June 30, 2007, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$909,276	$350,922	$(6,219)	$344,703

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2006, the Portfolio deferred to January 3, 2007, for U.S. Federal income tax purposes, post-October currency losses of $1,895,000.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in Morgan Stanley Growth Fund, a closed-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund was acquired at a cost of $707,722. As of June 30, 2007, there were no income distributions earned by the Portfolio. During the six months ended June 30, 2007, there were no purchases or sales of the Morgan Stanley Growth Fund.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administration fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund. For the six months ended June 30, 2007, advisory fees

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

paid were reduced by $2,000 relating to the Portfolio’s investment in the Liquidity Fund. Income distributions earned by the Portfolio are recorded as interest from affiliates in the Statement of Operations and totaled $129,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $79,648,000 and $59,776,000, respectively.

For the six months ended June 30, 2007, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $578,421,000 and $596,344,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2007.

During the six months ended June 30, 2007, the Portfolio incurred $5,592 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer. Additionally, during the six months ended June 30, 2007, the Portfolio paid $439 in brokerage commissions to China International Capital Corporation (Hong Kong) Limited (CICC), an affiliated broker/dealer.

I. Other: At June 30, 2007, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 59.0% and 86.5%, for Class I and Class II shares, respectively.

16

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	J. David Germany
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Thomas A. Perugini
One Tower Bridge	Assistant Treasurer
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Mary E. Mullin
Secretary
Custodian
JPMorgan Chase Bank, N.A.	Legal Counsel
270 Park Avenue	Clifford Chance US LLP
New York, New York 10017	31 West 52nd Street
New York, New York 10019-6131

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-800-281-2715.

IU07-02937P-Y06/07

17

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007

Global Value Equity Portfolio

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Expense Example

Global Value Equity Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note D in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2007	June 30, 2007	January 1, 2007 — June 30, 2007
Actual	$1,000.00	$1,101.90	$5.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to Portfolio’s annualized net expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading.  The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense.  (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds.  In addition, the Board specifically reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”).  The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio.  The Board noted that the Adviser had added portfolio managers to the Portfolio’s portfolio management team in the past twelve to eighteen months.  The Board also noted the Portfolio’s recent improved performance compared to the performance peer group for the three-month, six-month and year-to-date periods as of February 28, 2007 and concluded that the Portfolio’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement.  The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report.  The Board concluded that the management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates.  Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008.  On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments

Global Value Equity Portfolio

		Value
	Shares	(000)
Common Stocks (98.8%)
Australia (1.9%)
Boral Ltd.	90,953	$676
Foster’s Group Ltd.	119,887	648
Goodman Fielder, Ltd.	501,169	1,033
		2,357
France (7.2%)
BNP Paribas S.A.	28,578	3,418
Lafarge S.A.	11,554	2,117
Sanofi-Aventis S.A.	15,437	1,256
Total S.A.	24,656	2,011
		8,802
Germany (3.1%)
BASF AG	6,772	891
Bayerische Motoren Werke AG	20,923	1,360
DaimlerChrysler AG	16,297	1,513
		3,764
Ireland (2.1%)
Bank of Ireland	53,918	1,090
Kerry Group plc, Class A	54,248	1,520
		2,610
Italy (1.1%)
ENI S.p.A.	36,977	1,346
Japan (9.1%)
Astellas Pharma, Inc.	24,700	1,075
Canon, Inc.	29,700	1,744
Kao Corp.	58,000	1,503
Keihin Corp.	78,800	1,520
Mitsui Sumitomo Insurance Co., Ltd.	49,000	629
Nissan Motor Co., Ltd.	123,100	1,321
Sankyo Co. Ltd.	26,300	1,108
Sumitomo Electric Industries Ltd.	85,500	1,275
Takeda Pharmaceutical Co., Ltd.	16,700	1,080
		11,255
Netherlands (2.9%)
Koninklijke Philips Electronics N.V.	14,178	606
Unilever N.V. CVA	61,796	1,929
Wolters Kluwer N.V.	33,815	1,036
		3,571
Norway (1.4%)
Statoil ASA	54,312	1,690
Singapore (0.8%)
ComfortDelgro Corp., Ltd.	733,000	1,044
South Korea (0.8%)
SK Telecom Co., Ltd. ADR	35,119	961
Spain (3.2%)
Banco Bilbao Vizcaya Argentaria S.A.	77,707	1,914
Telefonica S.A.	88,625	1,984
		3,898
Switzerland (2.5%)
Novartis AG (Registered)	8,339	471
Syngenta AG (Registered)	5,950	1,165
UBS AG (Registered)	23,133	$1,394
		3,030
Taiwan (0.6%)
Chunghwa Telecom Co., Ltd. ADR	36,576	690
United Kingdom (21.3%)
Barclays plc	118,011	1,649
Cadbury Schweppes plc	216,665	2,959
Diageo plc	57,708	1,202
GlaxoSmithKline plc	97,821	2,563
Imperial Tobacco Group plc	58,576	2,714
Old Mutual plc	413,837	1,404
Reed Elsevier plc	118,109	1,533
Rolls-Royce Group plc	(a)197,596	2,137
Rolls-Royce Group plc, Class B	(a)15,664,852	31
Royal Bank of Scotland Group plc	185,388	2,357
Royal Dutch Shell plc ADR	32,662	2,652
Vodafone Group plc	394,724	1,330
WM Morrison Supermarkets plc	294,098	1,786
WPP Group plc	125,348	1,884
		26,201
United States (40.8%)
Alcoa, Inc.	24,627	998
Altria Group, Inc.	45,461	3,189
American Electric Power Co., Inc.	13,834	623
American International Group, Inc.	17,979	1,259
AT&T Inc.	18,705	776
BJ’s Wholesale Club, Inc.	(a)24,718	891
Chevron Corp.	26,465	2,229
Citigroup, Inc.	42,539	2,182
Dominion Resources, Inc.	13,767	1,188
EMC Corp.	(a)115,238	2,086
First Data Corp.	44,491	1,454
Freddie Mac	37,776	2,293
Hewlett-Packard Co.	27,966	1,248
Illinois Tool Works, Inc.	22,181	1,202
Ingersoll-Rand Co., Ltd., Class A	25,538	1,400
International Business Machines Corp.	25,422	2,676
Marsh & McLennan Cos., Inc.	56,097	1,732
McAfee, Inc.	(a)32,307	1,137
Mellon Financial Corp.	38,052	1,674
Merrill Lynch & Co., Inc.	18,317	1,531
Peabody Energy Corp.	28,048	1,357
Pentair, Inc.	29,482	1,137
Pfizer, Inc.	62,684	1,603
Schering-Plough Corp.	56,648	1,724
Travelers Cos, Inc. (The)	21,841	1,169
Tyco International Ltd.	(a)75,523	2,552
UnitedHealth Group, Inc.	37,412	1,913
Verizon Communications, Inc.	27,281	1,123
Viacom, Inc., Class B	(a)12,357	514
Weyerhaeuser Co.	8,102	640
Wyeth	43,459	2,492
XL Capital Ltd., Class A	25,561	2,154
		50,146

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

		Value
	Shares	(000)
Total Common Stocks (Cost $92,069)		$121,365
Investment Company (0.9%)
Ireland (0.9%)
iShares MSCI World Index Fund (Cost $1,121)	32,768	1,116
Short-Term Investment (0.2%)
United States (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $273)	(b)273,331	273
Total Investments (99.9%) (Cost $93,463)		122,754
Other Assets in Excess of Liabilities (0.1%)		141
Net Assets (100%)		$122,895

(a)           Non-income producing security.

(b)           See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

ADR       American Depositary Receipt

CVA       Certificaten Van Aandelen

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	2,860	$5,737	9/14/07	USD	5,640	$5,640	$(97)

GBP — British Pound

USD — United States Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type as a percentage of total investments.

*	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Global Value Equity Portfolio

Statement of Assets and Liabilities

June 30, 2007
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $93,190)	$122,481
Investment in Security of Affiliated Issuer, at Value (Cost $273)	273
Foreign Currency (Cost $398)	403
Dividends Receivable	157
Foreign Withholding Tax Reclaim Receivable	34
Receivable for Portfolio Shares Sold	4
Receivable from Affiliate	@—
Interest Receivable	2
Other Assets	1
Total Assets	123,355
Liabilities:
Investment Advisory Fees Payable	223
Unrealized Depreciation on Foreign Currency Exchange Contracts	97
Administration Fees Payable	25
Payable for Portfolio Shares Redeemed	20
Custodian Fees Payable	11
Directors’ Fees and Expenses Payable	1
Other Liabilities	83
Total Liabilities	460
NET ASSETS	$122,895
Net Assets Consist of:
Paid-in Capital	$65,431
Undistributed (Distributions in Excess of) Net Investment Income	3,400
Accumulated Net Realized Gain (Loss)	24,863
Unrealized Appreciation (Depreciation) on:
Investments	29,291
Foreign Currency Translations	(90)
Net Assets	$122,895
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,567,988 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$18.71

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Global Value Equity Portfolio

Statement of Operations

Six Months Ended
June 30, 2007
(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $106 Foreign Taxes Withheld)	$1,959
Interest from Securities of Unaffiliated Issuers	57
Interest from Security of Affiliated Issuer	8
Total Investment Income	2,024
Expenses:
Investment Advisory Fees (Note B)	474
Administration Fees (Note C)	177
Shareholder Reporting Fees	38
Custodian Fees (Note D)	20
Professional Fees	10
Directors’ Fees and Expenses	2
Other	22
Total Expenses	743
Rebate from Morgan Stanley Affiliated Cash Sweep (Note G)	@—
Expense Offset (Note D)	@—
Net Expenses	743
Net Investment Income (Loss)	1,281
Realized Gain (Loss) on:
Investments Sold	17,519
Foreign Currency Transactions	(44)
Net Realized Gain (Loss)	17,475
Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,728)
Foreign Currency Translations	(120)
Net Change in Unrealized Appreciation (Depreciation)	(4,848)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	12,627
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,908

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Global Value Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2007	Year Ended
	(unaudited)	December 31, 2006
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,281	$2,058
Net Realized Gain (Loss)	17,475	10,181
Net Change in Unrealized Appreciation (Depreciation)	(4,848)	14,096
Net Increase (Decrease) in Net Assets Resulting from Operations	13,908	26,335
Distributions from and/or in Excess of:
Net Investment Income	—	(2,124)
Net Realized Gain	—	(5,221)
Total Distributions	—	(7,345)
Capital Share Transactions:(1)
Subscriptions	9,001	25,296
Distributions Reinvested	—	7,345
Redemptions	(51,314)	(34,281)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(42,313)	(1,640)
Total Increase (Decrease) in Net Assets	(28,405)	17,350
Net Assets:
Beginning of Period	151,300	133,950
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $3,400 and $2,119, respectively)	$122,895	$151,300

(1) Capital Share Transactions:
Shares Subscribed	507	1,608
Shares Issued on Distributions Reinvested	—	502
Shares Redeemed	(2,847)	(2,208)
Net Increase (Decrease) in Capital Shares Outstanding	(2,340)	(98)

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007

Financial Highlights

Global Value Equity Portfolio

	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$16.99		$14.87	$14.30	$12.69	$9.84	$12.13
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.16		0.24	0.23	0.15	0.14	0.10
Net Realized and Unrealized Gain (Loss)	1.56		2.78	0.59	1.56	2.71	(2.15)
Total from Investment Operations	1.72		3.02	0.82	1.71	2.85	(2.05)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.26)	(0.15)	(0.10)	—	(0.13)
Net Realized Gain	—		(0.64)	(0.10)	—	—	(0.11)
Total Distributions	—		(0.90)	(0.25)	(0.10)	—	(0.24)
Net Asset Value, End of Period	$18.71		$16.99	$14.87	$14.30	$12.69	$9.84
Total Return ±	10.19	%†	21.21%	5.83%	13.54%	28.96%	(16.87)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$122,895		$151,300	$133,950	$135,687	$105,613	$76,180
Ratio of Expenses to Average Net Assets(1)	1.05	%*	1.05%	1.02%	1.15%	1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.81	%*	1.53%	1.60%	1.15%	1.33%	0.95%
Portfolio Turnover Rate	18†	%	29%	26%	27%	65%	35%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A	N/A	N/A	1.17%	1.28%	1.27%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	N/A	1.13%	1.20%	0.83%

#	Per share amount is based on average shares outstanding.
†	Not Annualized
*	Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Value Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.     Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.     Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•      investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•      investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end.

10

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected as unrealized gains (losses) on Foreign Currency Translations on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2007, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

4.     Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain or modify exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.     New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007.  SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities.  Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

6.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $1	From $1.5	From $2.5	From $3.5	More
	billion to	billion to	billion to	billion to	than
First $1	$1.5	$2.5	$3.5	$4.5	$4.5
billion	billion	billion	billion	billion	billion
0.67%	0.645%	0.62%	0.595%	0.57%	0.545%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

Morgan Stanley Investment Management Limited (the “Sub-Adviser” or “MSIM Limited”), a wholly-owned subsidiary of Morgan Stanley, serves as Sub-Adviser for the Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Portfolio under the supervision of the Adviser. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.  In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses.  These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency. The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions		2005 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$2,633	$4,712	$1,426	$980

12

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and return of capital adjustment from investments, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$75	$(95)	$20

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$2,336	$8,910

At June 30, 2007, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$93,463	$29,720	$(429)	$29,291

G. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administration fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund.

Income distributions earned by the Portfolio are recorded as interest from affiliates in the Statement of Operations and totaled $8,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $10,751,000 and $10,478,000, respectively.

For the six months ended June 30, 2007, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $24,570,000 and $61,494,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2007.

H. Other: At June 30, 2007, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 71.3%.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	J. David Germany
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Thomas A. Perugini
One Tower Bridge	Assistant Treasurer
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Mary E. Mullin
Secretary
Custodian
JPMorgan Chase Bank, N.A.	Legal Counsel
270 Park Avenue	Clifford Chance US LLP
New York, New York 10017	31 West 52nd Street
New York, New York 10019-6131

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen or Morgan Staney Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-281-2715 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-800-281-2715.

IU07-02939P-Y06/07

14

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007

International Magnum Portfolio

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Expense Example

International Magnum Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note D in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2007	June 30, 2007	January 1, 2007 — June 30, 2007
Actual	$1,000.00	$1,117.80	$5.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to Portfolio’s annualized net expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading.  The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense.  (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds.  In addition, the Board specifically reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper.  The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio.  The Board concluded that the Portfolio’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement.  The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report.  The Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates.  Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio.  The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008.  On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments

International Magnum Portfolio

		Value
	Shares	(000)
Common Stocks (94.7%)
Australia (3.7%)
Australia & New Zealand Banking Group Ltd.	21,640	$532
BHP Billiton Ltd.	134,202	3,986
QBE Insurance Group Ltd.	24,350	644
Rio Tinto Ltd.	16,800	1,407
Tattersall’s Ltd	153,200	610
Wesfarmers Ltd.	18,500	717
Westpac Banking Corp.	24,200	527
		8,423
Austria (2.1%)
Andritz AG	30,912	2,050
Erste Bank der Oesterreichischen Sparkassen AG	28,679	2,243
Telekom Austria AG	22,006	551
		4,844
Belgium (0.4%)
Umicore	3,755	820
Finland (2.2%)
Fortum Oyj	51,154	1,606
Kone Oyj, Class B	30,482	1,929
Neste Oil Oyj	35,522	1,400
		4,935
France (9.9%)
AXA S.A.	50,682	2,196
BNP Paribas S.A.	28,001	3,349
Cie Generale d’Optique Essilor International S.A.	15,576	1,863
Electricite de France	12,122	1,317
Lafarge S.A.	7,757	1,421
LVMH Moet Hennessy Louis Vuitton S.A.	11,795	1,365
Renault S.A.	4,780	771
Sanofi-Aventis	14,542	1,183
Schneider Electric S.A.	21,102	2,974
Suez S.A.	22,607	1,300
Total S.A.	36,289	2,960
Vallourec	4,767	1,537
		22,236
Germany (8.2%)
Allianz AG (Registered)	6,800	1,598
Bayerische Motoren Werke AG	15,355	998
Celesio AG	24,328	1,585
Commerzbank AG	26,020	1,250
Continental AG	18,162	2,567
Deutsche Bank AG (Registered)	11,160	1,629
E.ON AG	14,952	2,515
MAN AG	12,390	1,790
Muenchener Rueckversicherungs AG (Registered)	7,421	1,368
SAP AG	25,335	1,305
Siemens AG (Registered)	13,619	1,964
		18,569
Greece (2.6%)
Coca Cola Hellenic Bottling Co. S.A.	40,722	1,874
EFG Eurobank Ergasias S.A.	25,307	829
National Bank of Greece S.A.	57,108	$3,277
		5,980
Hong Kong (5.2%)
Bank of East Asia Ltd.	237,000	1,334
Cheung Kong Holdings Ltd.	33,000	432
China Resources Power Holdings Co.	1,084,000	2,587
CNOOC Ltd.	1,641,000	1,859
Esprit Holdings Ltd.	190,000	2,411
Great Eagle Holdings Co.	138,000	484
Hang Seng Bank Ltd.	13,600	184
MTR Corp., Ltd.	158,500	375
New World Development Ltd.	179,000	448
Parkson Retail Group Ltd	245,700	1,574
		11,688
India (1.5%)
Bharti Airtel Ltd.	(a)(b)85,500	1,764
ICICI Bank Ltd. ADR	30,900	1,519
		3,283
Ireland (2.0%)
Allied Irish Banks plc	49,083	1,342
Anglo Irish Bank Corp. plc	71,005	1,461
CRH plc	34,611	1,716
		4,519
Israel (0.7%)
Teva Pharmaceutical Industries Ltd. ADR	37,000	1,526
Italy (1.9%)
ENI S.p.A.	40,262	1,466
Lottomatica S.p.A.	36,000	1,438
UniCredito Italiano S.p.A.	142,140	1,275
		4,179
Japan (18.7%)
Amada Co., Ltd.	31,000	388
Astellas Pharma, Inc.	10,500	457
Canon, Inc.	45,600	2,678
Casio Computer Co., Ltd.	21,900	342
Dai Nippon Printing Co., Ltd.	18,000	269
Daicel Chemical Industries Ltd.	48,000	313
Daifuku Co., Ltd.	23,000	318
Daiichi Sankyo Co., Ltd.	15,900	422
Daikin Industries Ltd.	12,700	463
Daiwa Securities Group, Inc.	112,000	1,194
Denki Kagaku Kogyo KK	73,000	329
East Japan Railway Co.	46	355
FamilyMart Co., Ltd.	10,800	285
Fuji Machine Manufacturing Co., Ltd.	7,100	166
FUJIFILM Holdings, Corp.	11,900	533
Fujitec Co., Ltd.	12,000	81
Fujitsu Ltd.	71,000	524
Furukawa Electric Co., Ltd.	58,000	321
Hitachi Capital Corp.	15,400	235
Hitachi High-Technologies Corp.	4,700	122
Hitachi Ltd.	67,000	476
House Foods Corp.	9,300	143
Kaneka Corp.	34,000	285
Kobe Steel Ltd.	362,000	1,376

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
Japan (cont’d)
Kubota Corp.	142,000	$1,153
Kurita Water Industries Ltd.	14,600	459
Kyocera Corp.	4,900	523
Kyudenko Corp.	12,000	65
Lintec Corp.	10,300	218
Maeda Road Construction Co., Ltd.	7,000	62
Matsushita Electric Industrial Co., Ltd.	34,000	675
Minebea Co., Ltd.	38,000	215
Mitsubishi Chemical Holdings Corp.	50,000	460
Mitsubishi Corp.	27,400	719
Mitsubishi Heavy Industries Ltd.	93,000	597
Mitsui Mining & Smelting Co., Ltd.	51,000	239
Mitsumi Electric Co., Ltd.	13,200	474
Nagase & Co., Ltd.	14,000	187
NEC Corp.	82,000	425
Nifco, Inc.	10,900	239
Nintendo Co., Ltd.	2,700	989
Nippon Electric Glass Co., Ltd	86,500	1,528
Nippon Meat Packers, Inc.	19,000	230
Nippon Sheet Glass Co., Ltd.	40,000	183
Nippon Steel Corp.	30,000	211
Nippon Telegraph & Telephone Corp.	57	253
Nissan Motor Co., Ltd.	57,600	618
Nissha Printing Co., Ltd.	3,400	93
Nisshinbo Industries, Inc.	16,000	224
Obayashi Corp.	47,000	257
Ono Pharmaceutical Co., Ltd.	6,700	355
ORIX Corp.	4,470	1,178
Ricoh Co., Ltd.	28,000	648
Rinnai Corp.	2,400	75
Rohm Co., Ltd.	3,900	347
Ryosan Co., Ltd.	8,100	200
Sanki Engineering Co., Ltd.	7,000	56
Sanwa Shutter Corp.	34,000	197
Sekisui Chemical Co., Ltd.	42,000	325
Sekisui House Ltd.	23,000	307
Sharp Corp.	72,000	1,368
Shin-Etsu Chemical Co., Ltd.	18,500	1,324
Shin-Etsu Polymer Co., Ltd.	18,000	246
Sony Corp.	36,200	1,861
Sumitomo Realty & Development Co., Ltd.	55,000	1,796
Suzuki Motor Corp.	17,300	492
TDK Corp.	5,100	494
Teijin Ltd.	55,000	301
Terumo Corp.	32,500	1,256
Toho Co., Ltd.	6,000	109
Tokyo Electric Power Co., Inc.	5,900	190
Toray Industries, Inc.	171,000	1,265
Toshiba Corp.	91,000	795
Toyo Ink Manufacturing Co., Ltd.	29,000	111
Toyoda Gosei Co., Ltd.	4,400	124
Toyota Motor Corp.	35,300	2,236
Tsubakimoto Chain Co.	39,000	282
Yamaha Corp.	16,400	341
Yamaha Motor Co., Ltd.	13,000	$378
		42,028
Luxembourg (0.7%)
Millicom International Cellular S.A.	(a)17,900	1,640
Mexico (0.8%)
America Movil S.A. de C.V., Class L ADR	31,067	1,924
Netherlands (2.5%)
ING Groep N.V. CVA	48,407	2,148
Royal Numico N.V.	24,804	1,294
TNT N.V.	21,215	960
Wolters Kluwer N.V.	38,733	1,187
		5,589
Norway (1.9%)
Telenor ASA	(a)138,035	2,710
TGS Nopec Geophysical Co., ASA	(a)79,292	1,627
		4,337
Singapore (2.7%)
CapitaCommercial Trust REIT	52,420	100
CapitaLand Ltd.	151,000	799
City Developments Ltd.	43,000	486
DBS Group Holdings Ltd.	88,000	1,311
Keppel Corp., Ltd.	341,000	2,784
Oversea-Chinese Banking Corp.	41,600	249
SembCorp Industries Ltd.	80,480	300
		6,029
Spain (2.5%)
Altadis S.A.	18,435	1,228
Banco Bilbao Vizcaya Argentaria S.A.	59,199	1,458
Banco Popular Espanol S.A.	87,420	1,635
Telefonica S.A.	61,069	1,367
		5,688
Sweden (2.3%)
Getinge AB, Class B	66,913	1,451
Sandvik AB	59,637	1,212
Telefonaktiebolaget LM Ericsson, Class B	624,750	2,508
		5,171
Switzerland (8.9%)
ABB Ltd.	111,085	2,528
Compagnie Financiere Richemont AG, Class A	22,568	1,358
EFG International (Registered)	39,400	1,819
Nestle S.A. (Registered)	9,997	3,814
Nobel Biocare Holding AG	2,131	699
Novartis AG (Registered)	49,172	2,778
Roche Holding AG	16,324	2,905
SGS S.A. (Registered)	1,232	1,465
UBS AG (Registered)	24,776	1,493
Zurich Financial Services AG (Registered)	3,728	1,157
		20,016
United Kingdom (13.3%)
Anglo American plc (London Shares)	(a)23,968	1,417
BAE Systems plc	126,348	1,028
Barclays plc	194,595	2,720
Capita Group plc	104,884	1,529

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
United Kingdom (cont’d)
GlaxoSmithKline plc	56,659	$1,485
HSBC Holdings plc	113,544	2,086
Imperial Tobacco Group plc	22,068	1,022
Man Group plc	64,384	787
Prudential plc	103,424	1,483
Reckitt Benckiser plc	32,678	1,795
Reed Elsevier plc	151,539	1,967
Rolls-Royce Group plc	(a)90,162	975
Rolls-Royce Group plc, Class B	(a)4,950,126	10
Royal Bank of Scotland Group plc	128,162	1,629
Royal Dutch Shell plc, Class A	72,246	2,951
SABMiller plc	60,495	1,538
Tesco plc	335,017	2,815
Vodafone Group plc	553,622	1,866
WM Morrison Supermarkets plc	138,582	842
		29,945
Total Common Stocks (Cost $163,339)		213,369
Preferred Stock (0.3%)
Germany (0.3%) Fresenius AG (Cost $668)	8,243	629
Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $5,021)	(c)5,021,217	5,021
Total Investments (97.2%) (Cost $169,028)		219,019
Other Assets in Excess of Liabilities (2.8%)		6,219
Net Assets (100%)		$225,238

(a)	Non-income producing security
(b)	The security was valued at fair value — At June 30, 2007, the Portfolio held $1,764,000 of fair valued securities, representing 0.8% of net assets.
(c)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
ADR	American Depository Receipts
CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	1,150	$973	9/14/07	USD	968	$968	$(5)
EUR	967	1,312	9/14/07	USD	1,292	1,292	(20)
EUR	4,881	6,623	9/14/07	USD	6,527	6,527	(96)
EUR	2,055	2,788	9/14/07	USD	2,746	2,746	(42)
EUR	121	164	7/2/07	USD	163	163	(1)
EUR	87	117	7/3/07	USD	116	116	(1)
EUR	568	769	7/3/07	USD	766	766	(3)
GBP	977	1,959	9/14/07	USD	1,927	1,927	(32)
GBP	1,145	2,297	9/14/07	USD	2,259	2,259	(38)
JPY	237,424	1,947	9/14/07	USD	1,973	1,973	26
JPY	182,477	1,496	9/14/07	USD	1,517	1,517	21
JPY	414,051	3,395	9/14/07	USD	3,439	3,439	44
USD	4,101	4,101	9/14/07	AUD	4,875	4,124	23
USD	131	131	9/14/07	AUD	156	132	1
USD	87	87	9/14/07	AUD	104	88	1
USD	2,917	2,917	9/14/07	AUD	3,467	2,933	16
USD	321	321	7/3/07	CHF	395	323	2
USD	5,957	5,957	9/14/07	EUR	4,458	6,049	92
USD	1,755	1,755	9/14/07	EUR	1,313	1,781	26
USD	2,481	2,481	9/14/07	EUR	1,856	2,518	37
USD	709	709	9/14/07	EUR	530	719	10
USD	3,934	3,934	9/14/07	GBP	1,995	4,002	68
USD	12,390	12,390	9/14/07	GBP	6,270	12,577	187
USD	7,965	7,965	9/14/07	GBP	4,037	8,098	133
USD	1,321	1,321	9/14/07	GBP	669	1,343	22
USD	10,912	10,912	9/14/07	JPY	1,313,074	10,768	(144)
USD	709	709	9/14/07	JPY	85,357	700	(9)
USD	153	153	9/14/07	JPY	18,385	151	(2)
USD	296	296	9/14/07	JPY	35,568	292	(4)
USD	17	17	7/2/07	JPY	2,128	17	@—
		$79,996				$80,308	$312

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar
@		Value is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
DJ Euro Stoxx 50 (Germany)	55	$3,361	Sep-07	$92
FTSE 100 Index (United Kingdom)	15	1,999	Sep-07	(4)
TOPIX Index (Japan)	28	4,037	Sep-07	(6)
				$82

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type as a percentage of total investments.

*	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

International Magnum Portfolio

Statement of Assets and Liabilities

June 30, 2007 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $164,007)	$213,998
Investment in Security of Affiliated Issuer, at Value (Cost $5,021)	5,021
Due from Broker	2,820
Foreign Currency (Cost $1,728)	1,744
Receivable for Investments Sold	1,050
Receivable for Portfolio Shares Sold	784
Unrealized Appreciation on Foreign Currency Exchange Contracts	709
Dividends Receivable	219
Foreign Withholding Tax Reclaim Receivable	137
Interest Receivable	30
Receivable from Affiliate	2
Other Assets	2
Total Assets	226,516
Liabilities:
Unrealized Depreciation on Foreign Currency Exchange Contracts	397
Investment Advisory Fees Payable	376
Payable for Investments Purchased	340
Administration Fees Payable	46
Custodian Fees Payable	26
Payable for Portfolio Shares Redeemed	26
Directors’ Fees and Expenses Payable	1
Other Liabilities	66
Total Liabilities	1,278
NET ASSETS	$225,238
Net Assets Consist of:
Paid-in Capital	$140,453
Undistributed (Distributions in Excess of) Net Investment Income	5,353
Accumulated Net Realized Gain (Loss)	29,008
Unrealized Appreciation (Depreciation) on:
Investments	49,991
Foreign Currency Exchange Contracts and Translations	351
Futures Contracts	82
Net Assets	$225,238
Net Asset Value, Offering and Redemption Price Per Share Applicable to 14,128,577 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.94

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

International Magnum Portfolio

Statement of Operations

Six Months Ended June 30, 2007 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $326 Foreign Taxes Withheld)	$2,751
Interest from Securities of Unaffiliated Issuers	334
Interest from Security of Affiliated Issuer	99
Total Investment Income	3,184
Expenses:
Investment Advisory Fees (Note B)	848
Administration Fees (Note C)	265
Custodian Fees (Note D)	52
Shareholder Reporting Fees	40
Professional Fees	11
Directors’ Fees and Expenses	2
Other	25
Total Expenses	1,243
Investment Advisory Fees Voluntarily Waived (Note B)	(129)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note G)	(2)
Expense Offset (Note D)	@—
Net Expenses	1,112
Net Investment Income (Loss)	2,072
Realized Gain (Loss) on:
Investments Sold	5,638
Foreign Currency Transactions	373
Futures Contracts	899
Net Realized Gain (Loss)	6,910
Change in Unrealized Appreciation (Depreciation) on:
Investments	14,264
Foreign Currency Exchange Contracts and Translations	506
Futures Contracts	(30)
Net Change in Unrealized Appreciation (Depreciation)	14,740
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	21,650
Net Increase (Decrease) in Net Assets Resulting from Operations	$23,722

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

International Magnum Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2007 (unaudited) (000)	Year Ended December 31, 2006 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$2,072	$1,998
Net Realized Gain (Loss)	6,910	24,308
Net Change in Unrealized Appreciation (Depreciation)	14,740	10,913
Net Increase (Decrease) in Net Assets Resulting from Operations	23,722	37,219
Distributions from and/or in Excess of:
Net Investment Income	—	(146)
Net Realized Gain	—	(11,743)
Total Distributions	—	(11,889)
Capital Share Transactions:(1)
Subscriptions	30,155	47,504
Distributions Reinvested	—	11,889
Redemptions	(22,699)	(41,304)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,456	18,089
Total Increase (Decrease) in Net Assets	31,178	43,419
Net Assets:
Beginning of Period	194,060	150,641
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $5,353 and $3,281, respectively)	$225,238	$194,060

(1)	Capital Share Transactions:
	Shares Subscribed	2,039	3,567
	Shares Issued on Distributions Reinvested	—	972
	Shares Redeemed	(1,516)	(3,101)
	Net Increase (Decrease) in Capital Shares Outstanding	523	1,438

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007

Financial Highlights

International Magnum Portfolio

	Six Months Ended June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.26		$12.38	$11.29	$9.90	$7.78	$9.46
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.15		0.16	0.14	0.10	0.08	0.07
Net Realized and Unrealized Gain (Loss)	1.53		2.77	1.09	1.58	2.05	(1.66)
Total from Investment Operations	1.68		2.93	1.23	1.68	2.13	(1.59)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)	(0.14)	(0.29)	(0.01)	(0.09)
Net Realized Gain	—		(1.04)	—	—	—	—
Total Distributions	—		(1.05)	(0.14)	(0.29)	(0.01)	(0.09)
Net Asset Value, End of Period	$15.94		$14.26	$12.38	$11.29	$9.90	$7.78
Total Return ±	11.78	%††	25.13%	11.07%	17.39%	27.42%	(16.81)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$225,238		$194,060	$150,641	$134,674	$108,261	$69,674
Ratio of Expenses to Average Net Assets (1)	1.05	%*	1.09%†	1.15%	1.15%	1.15%	1.15%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		N/A	1.15%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.95	%*	1.25%	1.26%	0.96%	0.92%	0.77%
Portfolio Turnover Rate	17	%††	80%	34%	51%	54%	54%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.17	%*	1.18%	1.18%	1.25%	1.38%	1.39%
Net Investment Income (Loss) to Average Net Assets	1.83	%*	1.15%	1.23%	0.86%	0.69%	0.53%

#	Per share amount is based on average shares outstanding.
†	Effective June 1, 2006, the Adviser has agreed to voluntarily limit the ratio of expenses to average net assets to the maximum ratio of 1.05%. Prior to June 1, 2006, the maximum ratio was 1.15%.
††	Not Annualized
*	Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the International Magnum Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in Europe, Australasia and the Far East (EAFE) countries.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.     Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.     Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•      investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•      investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign

12

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2007, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.     Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.     Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains (losses) in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Risks

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

6.     New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007.  SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities.  Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

7.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500
First $500	million to	More than
million	$1 billion	$1 billion
0.80%	0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2007, this waiver amounted to $129,000.

Morgan Stanley Investment Management Limited (“MSIM Limited”), Morgan Stanley Asset & Investment Trust Management Co., Limited (“MSAITM”), and Morgan Stanley Investment Management Company (“MSIM Company”), each a wholly-owned subsidiary of Morgan Stanley, serve as Sub-Advisers for the Portfolio on a day-to-day basis. MSIM Limited and MSAITM each select, buy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays each Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the

14

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency. The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions		2005 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$5,005	$6,884	$1,791	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and gains on certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$1,369	$(1,369)	$—

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income (000)	Capital Gain (000)
$7,434	$18,240

At June 30, 2007, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$169,028	$51,121	$(1,130)	$49,991

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

G. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administration fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by $2,000 relating to the Portfolio’s investment in the Liquidity Fund. Income distributions earned by the Portfolio are recorded as interest from affiliates in the Statement of Operations and totaled $99,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $25,708,000 and $20,687,000, respectively.

For the six months ended June 30, 2007, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $48,603,000 and $34,033,000 respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2007.

During the six months ended June 30, 2007, the Portfolio incurred $1,414 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

H. Other: At June 30, 2007, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 76.8%.

16

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	J. David Germany
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Thomas A. Perugini
One Tower Bridge	Assistant Treasurer
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Mary E. Mullin
Secretary
Custodian
JPMorgan Chase Bank, N.A.	Legal Counsel
270 Park Avenue	Clifford Chance US LLP
New York, New York 10017	31 West 52nd Street
New York, New York 10019-6131

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-281-2715 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-800-281-2715.

IU07-02941P-Y06/07

17

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007

U.S. Real Estate Portfolio

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Expense Examples

U.S. Real Estate Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2007	June 30, 2007	January 1, 2007 — June 30, 2007
Class I
Actual	$1,000.00	$967.00	$4.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.74	5.11
Class II
Actual	1,000.00	965.60	6.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.50	6.36

*                 Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.02% and 1.27%, respectively, multiplied by    the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-, three- and four-year periods ended November 30, 2006, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate and total expense ratio of the Portfolio were acceptable given the services provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (98.9%)
Diversified (4.9%)
Colonial Properties Trust REIT	5,691	$207
Forest City Enterprises, Inc., Class A	504,026	30,988
Vornado Realty Trust REIT	806,945	88,635
		119,830
Health Care (4.8%)
Assisted Living Concepts, Inc., Class A	(a)1,188,993	12,663
Cogdell Spencer, Inc. REIT	239,660	4,935
Health Care Property Investors, Inc. REIT	585,535	16,940
Healthcare Realty Trust, Inc. REIT	882,610	24,519
Manor Care, Inc.	25,900	1,691
Senior Housing Properties Trust REIT	2,071,080	42,146
Tenet Healthcare Corp.	(a)1,638,700	10,668
Universal Health Realty Income Trust REIT	168,030	5,595
		119,157
Industrial (4.1%)
AMB Property Corp. REIT	957,960	50,983
Cabot Industrial Value Fund, LP	(c)(d)6,000	3,000
DCT Industrial Trust, Inc. REIT	178,210	1,917
EastGroup Properties, Inc. REIT	70,590	3,093
Keystone Industrial Fund, LP	(a)(b)(c)(d)5,632,582	5,633
Prologis REIT	642,385	36,552
		101,178
Land (0.1%)
Atlantic Gulf Communities Corp.	(a)(b)(c)(d)261,572	@—
Brookfield Homes Corp.	81,875	2,382
		2,382
Lodging/Resorts (17.0%)
DiamondRock Hospitality Co. REIT	89,680	1,711
Hersha Hospitality Trust REIT	1,148,114	13,571
Hilton Hotels Corp.	1,494,125	50,008
Host Hotels & Resorts, Inc. REIT	5,610,721	129,720
LaSalle Hotel Properties REIT	284,730	12,363
Legacy Hotels REIT	2,407,372	26,893
Morgans Hotel Group Co.	(a)826,759	20,156
Starwood Hotels & Resorts Worldwide, Inc.	1,444,714	96,897
Strategic Hotels & Resorts, Inc. REIT	2,695,085	60,613
Sunstone Hotel Investors, Inc. REIT	272,496	7,736
		419,668
Office (16.6%)
Beacon Capital Partners, Inc. REIT	(b)(c)(d)271,300	446
Boston Properties, Inc. REIT	1,138,574	116,282
Brandywine Realty Trust REIT	1,986,044	56,761
BRCP REIT I, LLC	(b)(c)(d)4,069,166	2,735
BRCP REIT II, LLC	(a)(b)(c)(d)5,958,857	5,959
Brookfield Properties Corp.	4,573,912	111,192
Douglas Emmett, Inc. REIT	426,350	10,548
Mack-Cali Realty Corp. REIT	1,300,690	56,567
Maguire Properties, Inc. REIT	335,802	11,528
Parkway Properties, Inc. REIT	103,475	4,970
Republic Property Trust REIT	464,180	5,686
SL Green Realty Corp. REIT	209,821	$25,995
		408,669
Office/Industrial - Mixed (1.9%)
Duke Realty Corp. REIT	99,600	3,553
Highwoods Properties, Inc. REIT	54,477	2,043
Kilroy Realty Corp. REIT	244,580	17,326
Liberty Property Trust REIT	559,788	24,591
		47,513
Paper (1.3%)
Plum Creek Timber Co., Inc. REIT	760,380	31,677
Residential Apartments (21.9%)
American Campus Communities, Inc. REIT	138,365	3,914
Apartment Investment & Management Co. REIT	3,895	196
Archstone-Smith Trust REIT	1,166,619	68,959
Atlantic Gulf Communities Corp.	(a)(b)(c)(d)261,572	@—
AvalonBay Communities, Inc. REIT	744,934	88,558
BRE Properties, Inc. REIT	862,750	51,152
Camden Property Trust REIT	382,585	25,622
Equity Residential REIT	3,895,025	177,730
Essex Property Trust, Inc. REIT	354,364	41,212
GMH Communities Trust REIT	395,530	3,833
Mid-America Apartment Communities, Inc. REIT	355,949	18,680
Post Properties, Inc. REIT	1,120,584	58,416
UDR, Inc. REIT	2,420	64
		538,336
Residential Manufactured Homes (1.2%)
Equity Lifestyle Properties, Inc. REIT	582,883	30,421
Retail Regional Malls (15.2%)
General Growth Properties, Inc. REIT	1,532,258	81,133
Macerich Co. (The) REIT	899,601	74,145
Simon Property Group, Inc. REIT	2,214,467	206,034
Taubman Centers, Inc. REIT	259,572	12,877
		374,189
Retail Strip Centers (6.6%)
Acadia Realty Trust REIT	389,120	10,098
BPP Liquidating Trust	(a)(c)(d)227,282	12
Cedar Shopping Centers, Inc. REIT	307,330	4,410
Equity One, Inc. REIT	39,032	997
Federal Realty Investment Trust REIT	811,118	62,667
Ramco-Gershenson Properties REIT	141,510	5,084
Regency Centers Corp. REIT	1,135,512	80,054
		163,322
Self Storage (3.3%)
Public Storage, Inc. REIT	871,034	66,913
Sovran Self Storage, Inc. REIT	311,086	14,982
		81,895
Total Common Stocks (Cost $1,892,616)		2,438,237

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

		Value
	Shares	(000)
Preferred Stocks (0.0%)
Land (0.0%)
Atlantic Gulf Communities Corp.	(a)(b)(c)(d)79,420	$ @—
Atlantic Gulf Communities Corp., Series B	(a)(b)(c)(d)2,003	@—
Atlantic Gulf Communities Corp., Series B (Convertible)	(a)(d)57,048	@—
Total Preferred Stocks (Cost $1,487)		@—
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $17,482)	(e)17,482,166	17,482
Total Investments (99.6%) (Cost $1,911,585)		2,455,719
Assets in Excess of Other Liabilities (0.4%)		8,583
Net Assets (100%)		$2,464,302

(a)	Non-income producing security.
(b)

Restricted security not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp. was acquired 5/97-6/97 and has a current cost basis of $1,404,000. Atlantic Gulf Communities Corp., Preferred was acquired 2/00 and has a current cost basis of $794,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $20,000. Beacon Capital Partners, Inc. REIT was acquired 3/98 and has a current cost basis of $446,000. BRCP REIT I, LLC was acquired 5/30-1/06 and has a current cost basis of $2,735,000. BRCP REIT II, LLC was acquired 10/06 and has a current cost basis of $5,959,000. Keystone Industrial Fund, LP was acquired 10/05-3/07 and has a current cost basis of $5,633,000. At June 30, 2007, these securities had an aggregate market value of $14,773,000, representing 0.6% of net assets.

(c)	Security has been deemed illiquid at June 30, 2007.
(d)	Security was valued at fair value — At June 30, 2007, the Portfolio held $17,785,000 of fair valued securities, representing 0.7% of net assets.
(e)	See Note H to the financials statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
@	Value is less than $500.
REIT	Real Estate Investment Trust

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities

June 30, 2007
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,894,103)	$2,438,237
Investment in Security of Affiliated Issuer, at Value (Cost $17,482)	17,482
Cash	544
Dividends Receivable	8,351
Receivable for Investments Sold	4,673
Receivable for Portfolio Shares Sold	5,546
Foreign Currency (Cost $340)	341
Interest Receivable	84
Receivable from Affiliate	6
Other Assets	42
Total Assets	2,475,306
Liabilities:
Investment Advisory Fees Payable	4,881
Payable for Portfolio Shares Redeemed	3,738
Payable for Investments Purchased	1,356
Administration Fees Payable	536
Distribution Fees — Class II Shares	260
Custodian Fees Payable	13
Other Liabilities	220
Total Liabilities	11,004
NET ASSETS	$2,464,302
Net Assets Consist of:
Paid-in Capital	$1,429,116
Undistributed (Distributions in Excess of) Net Investment Income	36,312
Accumulated Net Realized Gain (Loss)	454,738
Unrealized Appreciation (Depreciation) on:
Investments	544,134
Foreign Currency Exchange Contracts and Translations	2
Net Assets	$2,464,302
CLASS I:
Net Assets	$1,252,974
Net Asset Value, Offering and Redemption Price Per Share Applicable to 44,137,755 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$28.39
CLASS II:
Net Assets	$1,211,328
Net Asset Value, Offering and Redemption Price Per Share Applicable to 43,106,489 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$28.10

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations

Six Months Ended
June 30, 2007
(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $308 Foreign Taxes Withheld)	$23,488
Interest from Securities of Unaffiliated Issuers	1,236
Interest from Security of Affiliated Issuer	326
Total Investment Income	25,050
Expenses:
Investment Advisory Fees (Note B)	9,863
Administration Fees (Note C)	3,395
Distribution Fees — Class II Shares (Note D)	2,231
Shareholder Reporting Fees	155
Professional Fees	57
Custodian Fees (Note E)	25
Directors’ Fees and Expenses	21
Other	324
Total Expenses	16,071
Distribution Fees — Class II Shares Waived (Note D)	(637)
Expense Offset (Note E)	(8)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(6)
Net Expenses	15,420
Net Investment Income (Loss)	9,630
Realized Gain (Loss) on:
Investments Sold	250,345
Foreign Currency Transactions	51
Net Realized Gain (Loss)	250,396
Change in Unrealized Appreciation (Depreciation) on:
Investments	(352,905)
Foreign Currency Exchange Contracts and Translations	2
Net Change in Unrealized Appreciation (Depreciation)	(352,903)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(102,507)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(92,877)

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report –June 30, 2007

U.S. Real Estate Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2007	Year Ended
	(unaudited)	December 31, 2006
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$9,630	$27,761
Net Realized Gain (Loss)	250,396	209,262
Net Change in Unrealized Appreciation (Depreciation)	(352,903)	430,895
Net Increase (Decrease) in Net Assets Resulting from Operations	(92,877)	667,918
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(13,462)
Net Realized Gain	—	(80,823)
Class II:
Net Investment Income	—	(8,180)
Net Realized Gain	—	(56,111)
Total Distributions	—	(158,576)
Capital Share Transactions:(1)
Class I:
Subscriptions	128,040	237,440
Distributions Reinvested	—	94,285
Redemptions	(241,449)	(294,588)
Class II:
Subscriptions	252,321	428,902
Distributions Reinvested	—	64,291
Redemptions	(145,619)	(164,498)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(6,707)	365,832
Total Increase (Decrease) in Net Assets	(99,584)	875,174
Net Assets:
Beginning of Period	2,563,886	1,688,712
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $36,312 and $26,682, respectively)	$2,464,302	$2,563,886

(1)	Capital Share Transactions:
	Class I:
	Shares Subscribed	4,024	8,977
	Shares Issued on Distributions Reinvested	—	3,816
	Shares Redeemed	(7,837)	(11,296)
	Net Increase (Decrease) in Class I Shares Outstanding	(3,813)	1,497
	Class II:
	Shares Subscribed	8,125	16,503
	Shares Issued on Distributions Reinvested	—	2,622
	Shares Redeemed	(4,726)	(6,308)
	Net Increase (Decrease) in Class II Shares Outstanding	3,399	12,817

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$29.37		$23.09	$20.49	$15.58	$11.33	$12.08
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.12		0.36	0.36	0.35	0.39	0.42
Net Realized and Unrealized Gain (Loss)	(1.10)		8.02	3.08	5.17	3.86	(0.51)
Total from Investment Operations	(0.98)		8.38	3.44	5.52	4.25	(0.09)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)	(0.26)	(0.28)	—	(0.38)
Net Realized Gain	—		(1.80)	(0.58)	(0.33)	—	(0.28)
Total Distributions	—		(2.10)	(0.84)	(0.61)	—	(0.66)
Net Asset Value, End of Period	$28.39		$29.37	$23.09	$20.49	$15.58	$11.33
Total Return ±	(3.30	)%††	38.04%	17.05%	36.39%	37.51%	(0.79)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,252,974		$1,408,168	$1,072,408	$985,211	$681,576	$484,644
Ratio of Expenses to Average Net Assets(1)	1.02	%**	1.01%	1.03%	1.06%	1.10%	1.10%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.81	%**	1.40%	1.72%	2.04%	2.97%	3.41%
Portfolio Turnover Rate	23	%††	25%	26%	11%	30%	30%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A	N/A	N/A	N/A	1.11%	1.12%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	N/A	N/A	2.96%	3.39%

#	Per share amount is based on average shares outstanding.
††	Not Annualized
**	Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report –June 30, 2007

Financial Highlights

U.S. Real Estate Portfolio

	Class II
							Period from
							November 5,
	Six Months Ended						2002* to
	June 30, 2007		Year Ended December 31,				December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$29.11		$22.92	$20.38	$15.54	$11.33	$11.59
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.09		0.32	0.33	0.30	0.47	0.06
Net Realized and Unrealized Gain (Loss)	(1.10)		7.93	3.04	5.15	3.74	0.26
Total from Investment Operations	(1.01)		8.25	3.37	5.45	4.21	0.32
Distributions from and/or in Excess of:
Net Investment Income	—		(0.26)	(0.25)	(0.28)	—	(0.37)
Net Realized Gain	—		(1.80)	(0.58)	(0.33)	—	(0.21)
Total Distributions	—		(2.06)	(0.83)	(0.61)	—	(0.58)
Net Asset Value, End of Period	$28.10		$29.11	$22.92	$20.38	$15.54	$11.33
Total Return ±	(3.44	)%††	37.67%	16.75%	36.07%	37.16%	2.82	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,211,328		$1,155,718	$616,304	$333,442	$39,338	$167
Ratio of Expenses to Average Net Assets(1)	1.27	%**	1.26%	1.28%	1.31%	1.35%	1.35	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.60	%**	1.24%	1.58%	1.72%	2.72%	3.16	%**
Portfolio Turnover Rate	23	%††	25%	26%	11%	30%	30	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.37	%**	1.36%	1.38%	1.41%	1.46%	1.47	%**
Net Investment Income (Loss) to Average Net Assets	0.50	%**	1.14%	1.48%	1.62%	2.61%	3.04	%**

#	Per share amount is based on average shares outstanding.
*	Commencement of Operations
**	Annualized
††	Not Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Portfolio’s concentration in the real estate sector makes it subject to greater risk and volatility than other portfolios that are more diversified and the value of its shares may be substantially affected by economic events in the real estate industry. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Portfolio suspended the offering of its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have not previously offered the Portfolio as an investment option. The Portfolio will continue to offer its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have previously offered the Portfolio. The Portfolio may recommence offering its shares to investors through new insurance and variable annuity contracts or qualified pension or retirement plans at such time as the Adviser determines that it would be consistent with prudent portfolio management to do so.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT I, LLC, the Portfolio has made a subscription commitment of $4,800,000 for which it will receive 4,800,000 Class A Units. As of June 30, 2007, BRCP REIT I, LLC has not drawn down on the commitment. In addition, the

11

The Universal Institutional Funds, Inc.

Semi-Annual Report –June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

Portfolio received return of capital distributions totaling $274,000.

Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT II, LLC, the Portfolio has made a subscription commitment of $5,959,000 for which it will receive 5,959,000 shares of common stock. As of June 30, 2007, BRCP REIT II, LLC has not drawn down on the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Keystone Industrial Fund, LP, the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 9,000,000 shares of common stock. As of June 30, 2007, Keystone Industrial Fund, LP has drawn down $5,633,000, which represents 62.6% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund, LP, the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 18,000 shares of common stock. As of June 30, 2007, Cabot Industrial Value Fund, LP has drawn down $3,000, which represents 0.03% of the commitment.

4.              Restricted Securities: The Portfolio may invest in unregistered or otherwise restricted securities. The term restricted securities refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. The Portfolio would, in either case, bear market risks during that period.

5.              New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115” (“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

6.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

The Portfolio owns shares of REITs which report information on the source of their distributions annually, in the following calendar year. A portion of distributions received from REITs during the year under review is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services

12

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500
First $500	million to	More than
million	$1 billion	$1 billion
0.80%	0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.10% for Class I shares and 1.35% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2007, this waiver amounted to $637,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency. The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions Paid		2005 Distributions
From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$27,904	$130,672	$21,359	$35,857

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to return of capital and long-term capital gains adjustments relating to REIT holdings and foreign

13

The Universal Institutional Funds, Inc.

Semi-Annual Report –June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

currency transactions, resulted in the following reclassifcations among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$(4,148)	$5,970	$(1,822)

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income (000)	Capital Gain (000)
$55,622	$182,519

At June 30, 2007, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$1,911,585	$570,611	$(26,477)	$544,134

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2006, the Portfolio deferred to January 3, 2007, for U.S. Federal income tax purposes, post-October currency and PFIC losses of $11,000 and $91,000, respectively.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administration fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by $6,000 relating to the Portfolio’s investment in the Liquidity Fund. Income distributions earned by the Portfolio are recorded as interest from affiliates in the Statement of Operations and totaled $326,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $176,972,000 and $159,490,000, respectively.

For the six months ended June 30, 2007, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $630,351,000 and $601,487,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2007.

During the six months ended June 30, 2007, the Portfolio incurred $3,598 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

I. Other: At June 30, 2007, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 40.2% and 74.2%, for Class I and Class II shares, respectively.

14

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael Nugent
Chairman of the Board and Director

Michael Bozic	Ronald E. Robison
President and Principal Executive Officer

Kathleen A. Dennis	J. David Germany
Vice President

James F. Higgins	Dennis F. Shea
Vice President

Dr. Manuel H. Johnson	Amy R. Doberman
Vice President

Joseph J. Kearns	Carsten Otto
Chief Compliance Officer

Michael F. Klein	Stefanie V. Chang Yu
Vice President

W. Allen Reed	James W. Garrett
Treasurer and Chief Financial Officer

Fergus Reid	Thomas A. Perugini
Assistant Treasurer

Investment Adviser and Administrator	Mary E. Mullin
Morgan Stanley Investment Management Inc.	Secretary
522 Fifth Avenue
New York, New York 10036

Distributor	Legal Counsel
Morgan Stanley Distribution, Inc.	Clifford Chance US LLP
One Tower Bridge	31 West 52nd Street
100 Front Street, Suite 1100	New York, New York 10019-6131
West Conshohocken, PA 19428-2899
Independent Registered Public Accounting Firm
Custodian	Ernst & Young LLP
JPMorgan Chase Bank, N.A.	200 Clarendon Street
270 Park Avenue	Boston, Massachusetts 02116-5072
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-800-281-2715.

IU07-02943P-Y06/07

15

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2007

Equity and Income Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Expense Example

Equity and Income Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 — June 30, 2007

Class II
Actual	$1,000.00	$1,059.80	$3.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.03	3.81

* Expenses are equal to Class II shares’ annualized net expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one- and three-year periods ended November 30, 2006 and for the period April 30, 2003 to November 30, 2006, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper. The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board noted that the Portfolio was reclassified into a new Lipper performance peer group in February 2007 to better reflect its investment strategies and universe of investable securities. The Board also noted the Portfolio’s relative performance improved when compared to the Portfolio’s new Lipper performance peer group. The Board concluded that the Portfolio’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (30.8%)
Aerospace & Defense (0.8%)
BAE Systems 2001 Asset Trust LLC
6.66%, 9/15/13	$ (a)57	$59
Level 3 Communications, Corp. (Convertible)
2.88%, 7/15/10	1,300	1,422
3.00%, 8/1/35	2,000	2,265
3.50%, 6/15/12	506	641
6.00%, 3/15/10	(a)1,275	1,229
		5,616
Agency Fixed Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corp., Gold Pools:
6.50%, 2/1/26	13	13
7.50%, 2/1/31 - 4/1/32	57	59
8.00%, 6/1/31	10	11
Federal National Mortgage Association, Conventional Pools:
6.50%, 7/1/32	165	168
7.00%, 8/1/32 - 4/1/36	512	528
7.50%, 10/1/30 - 1/1/31	32	33
8.00%, 2/1/30 - 5/1/31	41	43
8.50%, 12/1/30 - 5/1/32	36	39
9.50%, 4/1/30	31	34
Government National Mortgage Association, Various Pools:
10.50%, 1/15/18	10	11
		939
Air Freight & Logistics (0.0%)
FedEx Corp.
5.50%, 8/15/09	100	100
7.25%, 2/15/11	10	10
		110
Airlines (0.0%)
America West Airlines, Inc.
7.10%, 4/2/21	157	166
Asset Backed Corporate (1.4%)
Banc of America Securities Auto Trust
3.99%, 8/18/09	209	208
Capital Auto Receivables Asset Trust
4.05%, 7/15/09	195	195
4.98%, 5/15/11	725	722
5.03%, 10/15/09	750	748
5.31%, 10/20/09	(a)775	775
Capital One Auto Finance Trust
5.07%, 7/15/11	400	399
Caterpillar Financial Asset Trust
3.90%, 2/25/09	80	80
5.57%, 5/25/10	550	552
CIT Equipment Collateral
3.50%, 9/20/08	18	18
5.07%, 2/20/10	400	399
CNH Equipment Trust
4.02%, 4/15/09	62	62
4.27%, 1/15/10	$389	$386
5.20%, 6/15/10	325	324
Daimler Chrysler Auto Trust
4.04%, 9/8/09	115	114
Ford Credit Auto Owner Trust
4.17%, 1/15/09	52	52
5.05%, 3/15/10	275	275
5.26%, 10/15/10	625	624
GE Equipment Small Ticket LLC
4.88%, 10/22/09	(a)406	405
Harley-Davidson Motorcycle Trust
3.76%, 12/17/12	325	318
4.07%, 2/15/12	200	197
4.41%, 6/15/12	300	296
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(a)250	248
Honda Auto Receivables Owner Trust
3.87%, 4/20/09	143	142
3.93%, 1/15/09	61	60
4.85%, 10/19/09	350	349
Hyundai Auto Receivables Trust
3.98%, 11/16/09	148	147
Merrill Auto Trust Securitization
4.10%, 8/25/09	198	197
National City Auto Receivables Trust
2.88%, 5/15/11	158	156
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09	168	168
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	25	25
USAA Auto Owner Trust
3.16%, 2/17/09	29	29
3.58%, 2/15/11	194	193
3.90%, 7/15/09	75	75
Volkswagen Auto Lease Trust
3.82%, 5/20/08	24	24
Wachovia Auto Owner Trust
2.91%, 4/20/09	17	17
4.06%, 9/21/09	85	84
4.79%, 4/20/10	350	349
		9,412
Automobiles (0.6%)
DaimlerChrysler NA Holding Corp.
8.50%, 1/18/31	145	184
Ford Motor Co. (Convertible)
4.25%, 12/15/36	2,899	3,645
		3,829
Biotechnology (0.9%)
Amgen, Inc. (Convertible)
0.38%, 2/1/13	2,400	2,142
0.38%, 2/1/13	(a)2,400	2,142
ImClone Systems, Inc. (Convertible)
1.38%, 5/15/24	1,900	1,776
		6,060

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Capital Markets (0.1%)
Goldman Sachs Capital II
5.79%	$ (b)(c)455	$445
Chemicals (0.0%)
ICI Wilmington, Inc.
4.38%, 12/1/08	175	172
Commercial Banks (0.5%)
Bank One Corp.
6.00%, 2/17/09	25	25
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	185	183
Popular North America, Inc.
5.65%, 4/15/09	160	160
Sovereign Bank
4.00%, 2/1/08	100	99
U.S. Bancorp (Convertible)
3.61%, 2/6/37	(a)(b)3,000	2,980
		3,447
Commercial Services & Supplies (0.1%)
Allied Waste North America (Convertible)
4.25%, 4/15/34	795	764
Communications Equipment (1.2%)
JDS Uniphase Corp. (Convertible)
Zero Coupon, 11/15/10	1,430	1,328
1.00%, 5/15/26	(a)1,100	913
Juniper Networks, Inc. (Convertible)
Zero Coupon, 6/15/08	1,200	1,554
Lucent Technologies Capital Trust I
2.88%, 6/15/25	1,187,000	1,336
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08	1,958	1,941
Telecom Italia Capital S.A.
4.00%, 11/15/08 - 1/15/10	395	380
4.88%, 10/1/10	40	39
Telefonica Europe BV
8.25%, 9/15/30	315	367
		7,858
Computers & Peripherals (0.7%)
EMC Corp. (Convertible)
1.75%, 12/1/11	743	942
1.75%, 12/1/11	(a)2,124	2,692
SanDisk Corp. (Convertible)
1.00%, 5/15/13	1,332	1,177
		4,811
Consumer Finance (0.1%)
American General Finance Corp.
4.63%, 5/15/09 - 9/1/10	360	354
SLM Corp.
4.00%, 1/15/10	300	279
5.00%, 10/1/13	205	175
		808
Containers & Packaging (0.2%)
Sealed Air Corp. (Convertible)
3.00%, 6/30/33	(a)1,250	1,272
Diversified Financial Services (1.7%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	$ (a)595	$610
AXA Financial, Inc.
6.50%, 4/1/08	115	116
Capmark Financial Group, Inc.
5.88%, 5/10/12	(a)250	247
6.30%, 5/10/17	(a)105	104
Caterpillar Financial Services Corp.
3.63%, 11/15/07	165	164
Catlin Insurance Co. Ltd.
7.25%	(a)(b)(c)320	305
CIT Group, Inc.
3.65%, 11/23/07	40	40
4.75%, 8/15/08	100	99
5.00%, 11/24/08	55	55
Countrywide Home Loans, Inc.
3.25%, 5/21/08	310	304
4.00%, 3/22/11	10	9
Farmers Exchange Capital
7.05%, 7/15/28	(a)500	508
General Electric Capital Corp.
4.25%, 12/1/10	30	29
4.75%, 9/15/14	75	71
5.88%, 2/15/12	230	233
General Mills, Inc.
3.88%, 11/30/07	105	104
Goldman Sachs Group, Inc. (Convertible)
2.00%, 5/9/14	(a)3,200	3,080
Household Finance Corp.
4.13%, 11/16/09	35	34
6.40%, 6/17/08	15	15
HSBC Finance Corp.
4.13%, 12/15/08	75	74
5.88%, 2/1/09	100	101
6.38%, 10/15/11	315	324
6.75%, 5/15/11	175	182
8.00%, 7/15/10	85	91
International Lease Finance Corp.
3.75%, 8/1/07	50	50
JPMorgan & Co.
6.00%, 2/15/09	165	166
7.00%, 11/15/09	65	67
Mantis Reef Ltd.
4.69%, 11/14/08	(a)200	198
Nationwide Building Society
4.25%, 2/1/10	(a)345	335
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	145	150
Residential Capital Corp.
6.38%, 6/30/10	865	854
6.50%, 4/17/13	500	484
Textron Financial Corp.
4.13%, 3/3/08	95	94
5.13%, 2/3/11	270	267

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Diversified Financial Services (cont’d)
USB Capital IX
6.19%	$ (b)(c)485	$489
Wachovia Capital Trust III
5.80%	(b)(c)990	986
Xlliac Global Funding
4.80%, 8/10/10	(a)315	308
		11,347
Diversified Telecommunications (0.1%)
AT&T, Inc.
6.15%, 9/15/34	125	120
France Telecom S.A.
8.50%, 3/1/31	325	410
		530
Electric Utilities (0.2%)
Arizona Public Service Co.
5.80%, 6/30/14	265	262
Carolina Power & Light Co.
5.13%, 9/15/13	200	194
Consumers Energy Co.
4.00%, 5/15/10	20	19
4.80%, 2/17/09	170	168
Detroit Edison Co.
6.13%, 10/1/10	165	168
Entergy Gulf States, Inc.
3.60%, 6/1/08	240	236
Ohio Power Corp.
6.00%, 6/1/16	255	256
Public Service Electricity & Gas Co.
5.00%, 1/1/13	20	19
Wisconsin Electric Power
3.50%, 12/1/07	140	139
		1,461
Electrical Equipment (0.0%)
Cooper Industries, Inc.
5.25%, 7/1/07 - 11/15/12	215	212
Food & Staples Retailing (0.3%)
CVS/Caremark Corp.
5.75%, 8/15/11	65	65
6.04%, 12/10/28	(a)267	260
CVS Lease Pass Through
5.75%, 6/1/17	160	155
May Department Stores Co.
6.70%, 7/15/34	260	242
SUPERVALU, Inc. (Convertible)
Zero Coupon, 11/2/31	3,112	1,389
		2,111
Food Products (0.1%)
ConAgra Foods, Inc.
7.00%, 10/1/28	70	73
8.25%, 9/15/30	145	172
FBG Finance, Ltd.
5.13%, 6/15/15	(a)280	263
Fred Meyer, Inc.
7.45%, 3/1/08	$215	$218
Sara Lee Corp.
6.13%, 11/1/32	225	202
		928
Health Care Equipment & Supplies (1.0%)
Advanced Medical Optics, Inc. (Convertible)
2.50%, 7/15/24	700	684
Beckman Coulter, Inc. (Convertible)
2.50%, 12/15/36	(a)1,704	1,815
Edwards Lifesciences Corp. (Convertible)
3.88%, 5/15/33	1,200	1,248
Medtronic, Inc. (Convertible)
1.25%, 9/15/21	1,600	1,606
1.50%, 4/15/11	532	567
St. Jude Medical, Inc.
1.22%, 12/15/08	(a)408	405
		6,325
Health Care Providers & Services (0.9%)
AMERIGROUP Corp.
2.00%, 5/15/12	613	541
Health Management Association, Inc. (Convertible)
4.38%, 8/1/23	1,500	1,611
Manor Care, Inc. (Convertible)
2.13%, 8/1/35	(d)62	93
2.13%, 8/1/35	(a)(d)942	1,419
Omnicare, Inc. (Convertible)
3.25%, 12/15/35	2,190	1,842
UnitedHealth Group, Inc.
4.13%, 8/15/09	130	127
WellPoint, Inc.
3.75%, 12/14/07	80	79
4.25%, 12/15/09	80	78
		5,790
Hotels Restaurants & Leisure (0.2%)
International Game Technology (Convertible)
2.60%, 12/15/36	1,200	1,174
Yum! Brands, Inc.
8.88%, 4/15/11	145	160
		1,334
Household Durables (0.0%)
LG Electronics, Inc.
5.00%, 6/17/10	(a)130	127
Industrial Conglomerate (0.3%)
3M Co. (Convertible)
2.40%, 11/21/32	(b)2,100	1,903
Information Technology Services (0.3%)
Electronic Data Systems Corp. (Convertible)
3.88%, 7/15/23	1,750	1,781
Insurance (0.2%)
Conseco, Inc. (Convertible)
3.50%, 9/30/35	(d)1,266	1,293
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	115	115

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Insurance (cont’d)
Travelers Cos., Inc. (The)
5.01%, 8/16/07	$230	$230
		1,638
Internet & Catelog Retail (0.5%)
Amazon.com., Inc. (Convertible)
4.75%, 2/1/09	3,170	3,245
Leisure Equipment & Products (0.3%)
Eastman Kodak Co. (Convertible)
3.38%, 10/15/33	1,700	1,793
Life Sciences Tools & Services (0.5%)
Charles River Laboratories International, Inc. (Convertible)
2.25%, 6/15/13	(a)960	1,160
Invitrogen Corp. (Convertible)
1.50%, 2/15/24	1,800	1,663
3.25%, 6/15/25	468	478
		3,301
Media (0.3%)
Comcast Corp.
6.75%, 1/30/11	245	254
Interpublic Group of Cos., Inc. (Convertible)
4.50%, 3/15/23	1,008	1,133
Viacom, Inc.
6.88%, 4/30/36	270	262
		1,649
Multi-Utilities (0.1%)
CenterPoint Energy Resources Corp.
6.25%, 2/1/37	75	72
PG&E Corp. (Convertible)
9.50%, 6/30/10	140	459
		531
Oil, Gas & Consumable Fuels (0.1%)
Consolidated Natural Gas Co.
6.25%, 11/1/11	95	97
Plains All American Pipeline LP
6.70%, 5/15/36	260	261
Texas Eastern Transmission LP
7.00%, 7/15/32	140	154
Valero Energy Corp.
3.50%, 4/1/09	195	189
		701
Pharmaceuticals (0.6%)
Teva Pharmaceutical Finance, Ltd. (Convertible)
1.75%, 2/1/26	2,298	2,301
Valeant Pharmaceuticals International (Convertible)
4.00%, 11/15/13	(a)312	291
Watson Pharmaceuticals, Inc. (Convertible)
1.75%, 3/15/23	1,650	1,607
		4,199
Real Estate Management & Development (0.1%)
Brascan Corp.
7.13%, 6/15/12	205	216
8.13%, 12/15/08	65	67
Brookfield Asset Management, Inc.
5.80%, 4/25/17	$210	$203
World Financial Properties
6.91%, 9/1/13	(a)301	310
		796
Road & Retail (0.0%)
Burlington Northern Santa Fe Corp.
6.13%, 3/15/09	155	157
Union Pacific Corp.
6.63%, 2/1/08	120	121
6.79%, 11/9/07	20	20
		298
Semiconductor & Semiconductor Equipment (0.5%)
Intel Corp. (Convertible)
2.95%, 12/15/35	392	376
2.95%, 12/15/35	(a)684	656
Linear Technology Corp.
3.00%, 5/1/27	(a)1,193	1,211
Xilinx, Inc. (Convertible)
3.13%, 3/15/37	(a)1,302	1,318
		3,561
Software (0.5%)
Amdocs Ltd. (Convertible)
0.50%, 3/15/24	1,150	1,193
Symantec Corp. (Convertible)
0.75%, 6/15/11	(a)1,553	1,817
1.00%, 6/15/13	(a)107	126
		3,136
Specialty Retail (0.2%)
Best Buy Co., Inc. (Convertible)
2.25%, 1/15/22	1,300	1,417
Thrifts & Mortgage Finance (0.1%)
Washington Mutual, Inc.
8.25%, 4/1/10	305	325
Washington Mutual Preferred Funding II
6.66%	(a)(b)(c)300	287
		612
U.S. Government Agency Security (0.2%)
Federal National Mortgage Association
6.63%, 10/15/07	1,150	1,154
U.S. Treasury Securities (14.8%)
U.S. Treasury Bonds
6.13%, 8/15/29	250	280
6.25%, 8/15/23	1,200	1,333
6.38%, 8/15/27	605	692
7.63%, 2/15/25	2,385	3,038
8.13%, 8/15/19 - 8/15/21	6,547	8,419
U.S. Treasury Notes
3.25%, 1/15/09	3,500	3,415
3.88%, 2/15/13 - 5/15/09	12,750	12,369
4.00%, 11/15/12 - 2/15/15	10,850	10,199
4.25%, 8/15/13 - 11/15/14	25,575	24,652
4.50%, 2/28/11	3,700	3,651

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (cont’d)
4.63%, 8/31/11 - 2/29/12	$5,400	$5,333
4.75%, 11/15/08	4,900	4,886
4.88%, 4/30/08 - 5/15/09	10,200	10,196
5.13%, 6/30/08	2,200	2,203
5.75%, 8/15/10	2,850	2,921
6.00%, 8/15/09	5,750	5,876
		99,463
Wireless Telecommunication Services (0.0%)
AT&T Corp.
8.00%, 11/15/31	50	60
Sprint Capital Corp.
8.75%, 3/15/32	40	45
Verizon New England, Inc.
6.50%, 9/15/11	20	21
		126
Total Fixed Income Securities (Cost $204,662)		207,178

	Shares
Common Stocks (63.5%)
Aerospace & Defense (0.8%)
Raytheon Co.	97,050	5,230
Automobiles (0.5%)
Honda Motor Co., Ltd. ADR	86,060	3,123
Beverages (1.2%)
Coca-Cola Co. (The)	149,210	7,805
Biotechnology (0.2%)
Applera Corp. - Applied Biosystems Group	50,400	1,539
Capital Markets (2.1%)
Charles Schwab Corp. (The)	321,670	6,601
Merrill Lynch & Co., Inc.	91,700	7,664
		14,265
Chemicals (2.7%)
Bayer AG ADR	191,600	14,427
E.I. du Pont de Nemours & Co.	74,880	3,807
		18,234
Commercial Banks (1.1%)
Fifth Third Bancorp	91,490	3,639
PNC Financial Services Group, Inc.	56,270	4,028
		7,667
Communications Equipment (1.1%)
Alcatel-Lucent ADR	341,820	4,785
Cisco Systems, Inc.	(e)85,190	2,373
		7,158
Computers & Peripherals (0.2%)
Hewlett-Packard Co.	31,530	1,407
Diversified Financial Services (4.7%)
Bank of America Corp.	96,490	4,717
Citigroup, Inc.	244,980	12,565
JPMorgan Chase & Co.	297,136	14,396
		31,678
Diversified Telecommunication Services (3.4%)
Embarq Corp.	41,508	$2,630
France Telecom S.A. ADR	117,570	3,231
Sprint Nextel Corp.	296,220	6,135
Verizon Communications, Inc.	258,500	10,642
		22,638
Electric Utilities (3.1%)
American Electric Power Co., Inc.	155,910	7,022
Entergy Corp.	79,390	8,523
FirstEnergy Corp.	82,100	5,314
Reliant Energy, Inc.	(e)1	@—
		20,859
Energy Equipment & Services (0.9%)
Schlumberger Ltd.	68,840	5,847
Food & Staples Retailing (1.5%)
Rite Aid Corp.	(e)124,700	796
Wal-Mart Stores, Inc.	186,760	8,985
		9,781
Food Products (3.0%)
Cadbury Schweppes plc ADR	111,860	6,074
ConAgra Foods, Inc.	85,870	2,307
Kraft Foods, Inc.	148,374	5,230
Unilever N.V. (NY Shares)	214,740	6,661
		20,272
Health Care Equipment & Supplies (0.4%)
Boston Scientific Corp.	(e)195,850	3,004
Health Care Providers & Services (0.6%)
Cigna Corp.	76,230	3,981
Hotels, Restaurants & Leisure (0.4%)
McDonald’s Corp.	52,600	2,670
Household Products (1.0%)
Kimberly-Clark Corp.	30,570	2,045
Procter & Gamble Co.	71,370	4,367
		6,412
Industrial Conglomerates (4.3%)
General Electric Co.	288,880	11,058
Siemens AG ADR	64,060	9,164
Tyco International Ltd.	(e)254,470	8,599
		28,821
Insurance (5.2%)
Aegon N.V. (NY Shares)	102,990	2,024
Chubb Corp.	117,552	6,364
Conseco, Inc. (Convertible)	(d)(e)30,822	644
Hartford Financial Services Group, Inc.	46,210	4,552
Marsh & McLennan Cos., Inc.	320,850	9,908
Travelers Cos., Inc.	127,607	6,827
XL Capital Ltd., Class A	52,470	4,423
		34,742
Internet & Catalog Retail (0.6%)
Amazon.com, Inc.	(e)62,810	4,297
Internet Software & Services (0.8%)
Yahoo!, Inc.	(e)191,800	5,204

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Shares	Value (000)
Media (3.9%)
Comcast Corp., Class A	(e)215,655	$6,064
Time Warner, Inc.	545,760	11,483
Viacom, Inc., Class B	(e)209,215	8,710
		26,257
Metals & Mining (0.6%)
Newmont Mining Corp.	110,840	4,329
Multi-Utilities (0.3%)
Williams Cos., Inc.	74,780	2,365
Oil, Gas & Consumable Fuels (4.6%)
ConocoPhillips	108,090	8,485
Devon Energy Corp.	24,240	1,898
Exxon Mobil Corp.	54,990	4,613
Marathon Oil Corp.	51,260	3,073
Occidental Petroleum Corp.	86,210	4,990
Royal Dutch Shell plc ADR	97,860	7,946
		31,005
Personal Products (0.3%)
Estee Lauder Cos., Inc. (The)	48,550	2,209
Pharmaceuticals (9.2%)
Abbott Laboratories	184,270	9,868
Bristol-Myers Squibb Co.	304,220	9,601
Eli Lilly & Co.	161,020	8,998
GlaxoSmithKline plc ADR	52,600	2,755
Pfizer, Inc.	139,620	3,570
Roche Holding AG ADR	57,250	5,078
Sanofi-Aventis ADR	35,570	1,432
Schering-Plough Corp.	431,210	13,126
Wyeth	133,930	7,679
		62,107
Semiconductors & Semiconductor Equipment (0.9%)
Intel Corp.	138,770	3,297
Micron Technology, Inc.	(e)217,905	2,731
		6,028
Software (0.8%)
Symantec Corp.	(e)282,920	5,715
Specialty Retail (1.0%)
Home Depot, Inc.	117,980	4,643
Office Depot, Inc.	(e)65,484	1,984
		6,627
Thrifts & Mortgage Finance (1.3%)
Federal Home Loan Mortgage Corp.	144,900	8,795
Tobacco (0.8%)
Altria Group, Inc.	77,200	5,415
Total Common Stocks (Cost $353,239)		427,486
Preferred Stocks (3.6%)
Automobiles (0.3%)
Ford Motor Co. Capital Trust II, 6.50% (Convertible)	54,900	2,127
Banks (0.4%)
Sovereign Capital Trust, 4.38% (Convertible)	49,900	2,345
Washington Mutual, Inc. 5.38% (Convertible)	9	517
		2,862
Capital Markets (0.2%)
Lazard Ltd., 6.63% (Convertible)	28,800	$1,119
Diversified Telecommunication Services (0.5%)
Lucent Technologies Capital Trust I, 7.75% (Convertible)	3,200	3,296
Electric Utilities (0.4%)
CenterPoint Energy, Inc., 2.00% (Convertible)	(b)68,000	2,587
Gas Utilities (0.2%)
El Paso Energy Capital Trust I, 4.75% (Convertible)	29,000	1,223
Health Care Providers & Services (0.3%)
Healthsouth Rehabilitation, 6.50% (Convertible)	(a)785	726
Omnicare, Inc., 4.00% (Convertible)	24,400	1,217
		1,943
Household Durables (0.2%)
Newell Financial Trust I, 5.25% (Convertible)	24,600	1,218
Insurance (0.1%)
XL Capital Ltd., 7.00% (Convertible)	32,200	946
Media (0.2%)
Interpublic Group of Cos., Inc., 5.25% (Convertible)	(a)500	534
Tribune Co., 2.00% (Convertible)	12,800	858
		1,392
Oil, Gas & Consumable Fuels (0.2%)
El Paso Corp., 4.99% (Convertible)	800	1,169
Pharmaceuticals (0.3%)
Schering Plough Corp., 6.00% (Convertible)	31,000	2,133
Thrifts & Mortgage Finance (0.3%)
Federal National Mortgage Association, 5.38% (Convertible)	20	1,988
Total Preferred Stocks (Cost $22,251)		24,003
Investment Company (0.5%)
Financial Services (0.5%)
iShares MSCI Japan Index Fund (Cost $3,295)	225,610	3,274
Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $21,546)	(f)21,546,446	21,546
Total Investments (101.6%) (Cost $604,993)		683,487
Liabilities in Excess of Other Assets (-1.6%)		(10,882)
Net Assets (100%)		$672,605

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/ Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2007.
(c)

Perpetual — Security does not have a predetermined maturity date.  Rates for these securities are fixed for a period of time then revert to a floating rate. The interest rate shown is the rate in effect at June 30, 2007.

(d)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2007. Maturity date disclosed is the ultimate maturity date.
(e)	Non-income producing security.
(f)	See Note H to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
@	Value is less than $500.
ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Equity and Income Portfolio

Statement of Assets and Liabilities

June 30, 2007
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $583,447)	$661,941
Investment in Security of Affiliated Issuer, at Value (Cost $21,546)	21,546
Cash	3,085
Receivable for Investments Sold	2,319
Interest Receivable	2,138
Receivable for Portfolio Shares Sold	728
Dividends Receivable	693
Receivable from Affiliate	4
Foreign Currency (Cost $@—)	@—
Other Assets	12
Total Assets	692,466
Liabilities:
Payable for Investments Purchased	9,679
Payable for Delayed Delivery Commitments	9,071
Investment Advisory Fees Payable	667
Payable for Portfolio Shares Redeemed	165
Administration Fees Payable	139
Distribution Fees — Class II Shares	28
Custodian Fees Payable	8
Other Liabilities	104
Total Liabilities	19,861
NET ASSETS	$672,605
Net Assets Consist of:
Paid-in Capital	$551,554
Undistributed (Distributions in Excess of) Net Investment Income	18,339
Accumulated Net Realized Gain (Loss)	24,218
Unrealized Appreciation (Depreciation) on:
Investments	78,494
Foreign Currency Translations	@—
Net Assets	$672,605
Net Asset Value, Offering and Redemption Price Per Share Applicable to 42,625,246 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.78

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Equity and Income Portfolio

Statement of Operations

Six Months Ended
June 30, 2007
(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$5,236
Interest from Securities of Unaffiliated Issuers	4,049
Interest from Security of Affiliated Issuer	224
Total Investment Income	9,509
Expenses:
Investment Advisory Fees (Note B)	1,269
Distribution Fees — Class II Shares (Note D)	1,083
Administration Fees (Note C)	775
Shareholder Reporting Fees	42
Professional Fees	20
Custodian Fees (Note E)	13
Directors' Fees and Expenses	5
Other	64
Total Expenses	3,271
Distribution Fees — Class II Shares Waived (Note D)	(929)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(4)
Expense Offset (Note E)	(1)
Net Expenses	2,337
Net Investment Income (Loss)	7,172
Realized Gain (Loss) on:
Investments Sold	7,391
Change in Unrealized Appreciation (Depreciation) on:
Investments	21,941
Foreign Currency Translations	@—
Net Change in Unrealized Appreciation (Depreciation)	21,941
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	29,332
Net Increase (Decrease) in Net Assets Resulting from Operations	$36,504

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Equity and Income Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2007	Year Ended
	(unaudited)	December 31, 2006
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$7,172	$11,155
Net Realized Gain (Loss)	7,391	17,441
Net Change in Unrealized Appreciation (Depreciation)	21,941	32,827
Net Increase (Decrease) in Net Assets Resulting from Operations	36,504	61,423
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(5,711)
Net Realized Gain	—	(10,867)
Total Distributions	—	(16,578)
Capital Share Transactions:(1)
Class II:
Subscriptions	91,922	180,534
Distributions Reinvested	—	16,578
Redemptions	(26,447)	(78,056)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	65,475	119,056
Total Increase (Decrease) in Net Assets	101,979	163,901
Net Assets:
Beginning of Period	570,626	406,725
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $18,339 and $11,167, respectively)	$672,605	$570,626

(1) Capital Share Transactions:
Class II:
Shares Subscribed	6,021	12,832
Shares Issued on Distributions Reinvested	—	1,226
Shares Redeemed	(1,717)	(5,443)
Net Increase (Decrease) in Class II Shares Outstanding	4,304	8,615

The accompanying notes are an integral part of the financial statements.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Financial Highlights

Equity and Income Portfolio

	Class II
						Period from
	Six Months Ended					April 30, 2003*
	June 30, 2007		Year Ended December 31,			to December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.89		$13.69	$12.97	$11.64	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.18		0.32	0.24	0.20	0.12
Net Realized and Unrealized Gain (Loss)	0.71		1.35	0.71	1.14	1.60
Total from Investment Operations	0.89		1.67	0.95	1.34	1.72
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)	(0.09)	—	(0.05)
Net Realized Gain	—		(0.31)	(0.14)	(0.01)	(0.03)
Total Distributions	—		(0.47)	(0.23)	(0.01)	(0.08)
Net Asset Value, End of Period	$15.78		$14.89	$13.69	$12.97	$11.64
Total Return ±	5.98	%††	12.58%	7.38%	11.52%	17.23	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$672,605		$570,626	$406,725	$207,666	$54,020
Ratio of Expenses to Average Net Assets(1)	0.76	%**	0.78%	0.83%	1.00%	1.00	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	2.32	%**	2.25%	1.79%	1.64%	1.58	%**
Portfolio Turnover Rate^	32	%††	56%	46%	58%	30	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.06	%**	1.08%	1.13%	1.31%	1.87	%**
Net Investment Income (Loss) to Average Net Assets	2.02	%**	1.95%	1.49%	1.33%	0.71	%**

#	Per share amount is based on average shares outstanding.
*	Commencement of Operations
**	Annualized
††	Not Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended December 31, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Equity and Income Portfolio. The Portfolio seeks both capital appreciation and current income by investing primarily in income-producing equity instruments and investment grade fixed income securities. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.   Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-mar-ket on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.  Forward Commitments and When-Issued/ Delayed Delivery Securities: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, the Portfolio may purchase securities on a when-issued or

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio’s commitments to purchase such securities or designates such assets as segregated on the Portfolio’s records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains or losses may have on the Portfolio.

4.  New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

5.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applica ble withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $150	From $250
First $150	million to	million to	More than
million	$250 million	$350 million	$350 million
0.50%	0.45%	0.40%	0.35%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.00%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2007, this waiver amounted to $929,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency. The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions		2005 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$9,124	$7,454	$4,089	$1,104

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to paydown adjustments, return of capital adjustment from investments and foreign currency transaction, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$12	$(34)	$22

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$12,908	$15,882

At June 30, 2007, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$604,993	$83,011	$(4,517)	$78,494

H. Securities Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administration fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by $4,000 relating to the Portfolio’s investment in the Liquidity Fund. Income distributions earned by the Portfolio are recorded as interest from affiliates in the Statement of Operations and totaled $224,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $59,954,000 and $38,408,000, respectively.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

For the six months ended June 30, 2007, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $138,816,000 and $66,159,000, respectively. For the six months ended June 30, 2007, purchases and sales of long-term U.S. Government securities were approximately $155,667,000 and $124,410,000, respectively.

During the six months ended June 30, 2007, the Portfolio incurred $3,110 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

J. Other: At June 30, 2007, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 84.9% for Class II shares.

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael Nugent
Chairman of the Board and Director

Michael Bozic	Ronald E. Robison
President and Principal Executive Officer

Kathleen A. Dennis	J. David Germany
Vice President

James F. Higgins	Dennis F. Shea
Vice President

Dr. Manuel H. Johnson	Amy R. Doberman
Vice President

Joseph J. Kearns	Carsten Otto
Chief Compliance Officer

Michael F. Klein	Stefanie V. Chang Yu
Vice President

W. Allen Reed	James W. Garrett
Treasurer and Chief Financial Officer

Fergus Reid	Thomas A. Perugini
Assistant Treasurer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	Mary E. Mullin
522 Fifth Avenue	Secretary
New York, New York 10036

Distributor	Legal Counsel
Morgan Stanley Distribution, Inc. One Tower Bridge 100 Front Street, Suite 1100	Clifford Chance US LLP 31 West 52nd Street New York, New York 10019-6131
West Conshohocken, PA 19428-2899
Independent Registered Public Accounting Firm
Custodian	Ernst & Young LLP
JPMorgan Chase Bank, N.A. 270 Park Avenue	200 Clarendon Street Boston, Massachusetts 02116-5072
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-800-281-2715.

IU07-02954P-Y06/07

19

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2007

International Growth Equity Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Expense Example

International Growth Equity Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 — June 30, 2007

Class II
Actual	$1,000.00	$1,106.10	$7.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

* Expenses are equal to Class II shares’ annualized net expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the period April 30, 2006 to November 30, 2006, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper. The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board noted that the Fund’s assets were relatively small. The Board concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund had recently begun operations and had not yet paid fees to the Adviser for a full year as of December 31, 2006, the Board concluded that this was not a factor that needed to be considered at the present time.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments

International Growth Equity Portfolio

	Shares	Value (000)
Common Stocks (95.5%)
Australia (2.0%)
BHP Billiton Ltd.	12,787	$380
Austria (3.4%)
Andritz AG	4,361	289
Erste Bank der Oesterreichischen Sparkassen AG	4,359	341
		630
Canada (1.6%)
EnCana Corp.	4,900	301
Finland (3.9%)
Fortum Oyj	7,834	246
Kone Oyj, Class B	4,239	268
Neste Oil Oyj	5,276	208
		722
France (10.5%)
AXA S.A.	7,702	334
BNP ParibasS.A.	2,239	268
Cie Generale d’Optique Essilor International S.A.	2,367	283
LVMH Moet Hennessy Louis Vuitton S.A.	1,640	190
Schneider Electric S.A.	1,842	259
Total S.A.	5,059	412
Vallourec	716	231
		1,977
Germany (7.7%)
Celesio AG	3,697	241
Continental AG	2,760	390
Deutsche Bank AG (Registered)	1,696	248
E.ON AG	2,261	380
SAP AG	3,745	193
		1,452
Greece (3.1%)
Coca Cola Hellenic Bottling Co. S.A.	5,734	264
National Bank of Greece S.A.	5,606	322
		586
Hong Kong (7.3%)
Bank of East Asia Ltd.	36,000	202
China Resources Power Holdings Co.	158,000	377
CNOOC Ltd.	241,900	274
Esprit Holdings Ltd.	22,600	287
Parkson Retail Group Ltd.	36,500	234
		1,374
India (2.7%)
Bharti Airtel Ltd.	(a)(b)12,921	267
ICICI Bank Ltd. ADR	4,700	231
		498
Ireland (3.6%)
Allied Irish Banks plc	7,459	204
Anglo Irish Bank Corp. plc	11,016	227
CRH plc (Dublin Shares)	4,901	243
		674
Israel (1.1%)
Teva Pharmaceutical Industries Ltd. ADR	5,200	214
Italy (1.2%)
Lottomatica S.p.A.	5,504	$220
Japan (13.9%)
Canon, Inc.	4,400	258
Daiwa Securities Group, Inc.	16,000	171
Kobe Steel Ltd.	51,000	194
Kubota Corp.	21,000	171
Nippon Electric Glass Co., Ltd.	12,500	221
ORIX Corp.	630	166
Sharp Corp.	11,000	209
Shin-Etsu Chemical Co., Ltd.	2,800	200
Sony Corp.	4,000	205
Sumitomo Realty & Development Co., Ltd.	8,000	261
Terumo Corp.	4,500	174
Toray Industries, Inc.	25,000	185
Toyota Motor Corp.	3,200	203
		2,618
Luxembourg (1.3%)
Millicom International Cellular S.A.	(a)2,700	247
Mexico (2.8%)
America Movil S.A. de C.V., Class L ADR	4,600	285
Wal-Mart de Mexico S.A. de C.V. ADR	6,500	247
		532
Netherlands (3.7%)
ING Groep N.V. CVA	7,357	326
Reed Elsevier N.V.	9,146	175
Royal Numico N.V.	3,712	194
		695
Norway (2.7%)
Telenor ASA	(a)15,498	304
TGS Nopec Geophysical Co., ASA	(a)9,845	202
		506
Singapore (3.3%)
DBS Group Holdings Ltd.	13,000	194
Keppel Corp. Ltd.	52,000	424
		618
Spain (1.2%)
Banco Popular Espanol S.A.	12,339	231
Sweden (2.2%)
Getinge AB, Class B	10,123	219
Telefonaktiebolaget LM Ericsson, Class B	45,725	184
		403
Switzerland (7.8%)
ABB Ltd. (Registered)	15,911	362
EFG International (Registered)	5,963	275
Nestle S.A. (Registered)	654	250
Novartis AG (Registered)	3,066	173
Roche Holding AG	1,062	189
SGS S.A.	178	212
		1,461
United Kingdom (8.5%)
Barclays plc	17,336	242
Capita Group plc	15,940	233
Prudential plc	15,028	216

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

International Growth Equity Portfolio

	Shares	Value (000)
United Kingdom (cont’d)
Reckitt Benckiser plc	4,613	$253
Royal Bank of Scotland Group plc	17,949	228
SABMiller plc	8,337	212
Tesco plc	25,834	217
Total Common Stocks (Cost $15,818)		1,601
		17,940
Short-Term Investment (7.2%)
Investment Company (7.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $1,354)	(c)1,353,642	1,354
Total Investments (102.7%) (Cost $17,172)		19,294
Liabilities in Excess of Other Assets (-2.7%)		(506)
Net Assets (100%)		$18,788

(a)	Non-income producing security.
(b)	The security was valued at fair value — At June 30, 2007. the Portfolio held $267,000 of fair valued securities, representing 1.4% of net assets.
(c)	See Note H to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type as a percentage of total investments.

*       Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

International Growth Equity Portfolio

Statement of Assets and Liabilities

June 30, 2007 (000)
Assets:
Investments in Securities of Unafilliated Issuers, at Value (Cost $15,818)	$17,940
Investments in Security of Afilliated Issuer, at Value (Cost $1,354)	1,354
Foreign Currency (Cost $307)	307
Receivable for Portfolio Shares Sold	213
Receivable for Investments Sold	103
Dividends Receivable	10
Foreign Withholding Tax Reclaim Receivable	8
Interest Receivable	3
Receivable from Affiliate	@—
Other Assets	@—
Total Assets	19,938
Liabilities:
Payable for Investments Purchased	837
Bank Overdraft Payable	134
Shareholder Reporting Fees Payable	72
Payable for Portfolio Shares Redeemed	59
Custodian Fees Payable	12
Deferred Capital Gain Country Tax	6
Administration Fees Payable	3
Distribution Fees — Class II Shares	3
Directors’ Fees and Expenses Payable	@—
Investment Advisory Fees Payable	@—
Other Liabilities	24
Total Liabilities	1,150
NET ASSETS	$18,788
Net Assets Consist of:
Paid-in Capital	$16,646
Undistributed (Distributions in Excess of) Net Investment Income	81
Accumulated Net Realized Gain (Loss)	(56)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $6 Deferred Capital Gain Country Tax)	2,116
Foreign Currency Exchange Contracts and Translations	1
Net Assets	$18,788
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,566,167 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.00

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

International Growth Equity Portfolio

Statement of Operations

Six Months Ended
June 30, 2007 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $17 Foreign Taxes Withheld)	$160
Interest from Securities of Unaffiliated Issuers	4
Interest from Security of Affiliated Issuer	5
Total Investment Income	169
Expenses:
Investment Advisory Fees (Note B)	46
Shareholder Reporting Fees	29
Distribution Fees – Class II Shares (Note D)	22
Custodian Fees (Note E)	20
Professional Fees	19
Administration Fees (Note C)	15
Directors’ Fees and Expenses	1
Other	7
Total Expenses	159
Investment Advisory Fees Voluntarily Waived (Note B)	(46)
Expenses Reimbursed by Adviser (Note B)	(24)
Distribution Fees – Class II Shares Waived (Note D)	(6)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	@—
Expense Offset (Note E)	@—
Net Expenses	83
Net Investment Income (Loss)	86
Realized Gain (Loss) on:
Investments Sold (Net of Country Taxes $@—)	38
Foreign Currency Transactions	(5)
Net Realized Gain (Loss)	33
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of Increase in Deferred Capital Gain Country Tax Accruals of $6)	1,141
Foreign Currency Exchange Contracts and Translations	1
Net Change in Unrealized Appreciation (Depreciation)	1,142
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	1,175
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,261

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

International Growth Equity Portfolio

Statement of Changes in Net Assets

	Six Months Ended June 30, 2007 (unaudited) (000)	Period Ended December 31, 2006* (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$86	$18
Net Realized Gain (Loss)	33	(101)
Net Change in Unrealized Appreciation (Depreciation)	1,142	975
Net Increase (Decrease) in Net Assets Resulting from Operations	1,261	892
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(14)
Capital Share Transactions:(1)
Class II:
Subscriptions	8,221	9,472
Distributions Reinvested	—	6
Redemptions	(687)	(363)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,534	9,115
Total Increase (Decrease) in Net Assets	8,795	9,993
Net Assets:
Beginning of Period	9,993	—
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $81 and $(5), respectively)	$18,788	$9,993
(1) Capital Share Transactions:
Class II:
Shares Subscribed	704	956
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(59)	(36)
Net Increase (Decrease) in Class II Shares Outstanding	645	921

*                 For the period from April 28, 2006 (commencement of operations) to December 31, 2006.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Financial Highlights

International Growth Equity Portfolio

	Class II
	Six Months Ended		Period from
	June 30, 2007		April 28, 2006*
Selected Per Share Data and Ratios	(unaudited)		to December 31, 2006
Net Asset Value, Beginning of Period	$10.84		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.08		0.03
Net Realized and Unrealized Gain (Loss)	1.08		0.82
Total from Investment Operations	1.16		0.85
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)
Net Asset Value, End of Period	$12.00		$10.84
Total Return ±	10.61	%††	8.55	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$18,788		$9,993
Ratio of Expenses to Average Net Assets (1)	1.35	%* *	1.35	%* *
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.39	%* *	0.38	%* *
Portfolio Turnover Rate	11	%††	10	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	2.59	%* *	3.95	%* *
Net Investment Income (Loss) to Average Net Assets	0.15	%* *	(2.23	)%* *

#                          Per share amount is based on average shares outstanding.

*                          Commencement of Operations

**                   Annualized

††                     Not Annualized

±                          Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the International Growth Equity Portfolio. The Portfolio seeks long-term capital appreciation, with a secondary objective of income. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-mar-ket on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•        investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•        investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2007, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.  New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

6.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1	More than
billion	$1 billion
0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.35%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2007, this waiver amounted to $70,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2007, this waiver amounted to $6,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits, if any, are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency. The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 was as follows:

2006 Distributions Paid
From:
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$14	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and non-deductibility of offering costs, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$(9)	$12	$(3)

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$4	$—

At June 30, 2007, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$17,172	$2,239	$(117)	$2,122

At December 31, 2006, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $89,000 which will expire on December 31, 2014.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2006, the Portfolio deferred to January 3, 2007, for U.S. Federal income tax purposes, post-October currency losses of $488.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administration fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. Income distributions earned by the Portfolio are recorded as interest from affiliates in the Statement of Operations and totaled $5,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $3,966,000 and $2,612,000, respectively.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

For the six months ended June 30, 2007, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $8,153,000 and $1,437,000 respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended June 30, 2007.

I. Other: At June 30, 2007, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 64.3%.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	J. David Germany
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Thomas A. Perugini
One Tower Bridge	Assistant Treasurer
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Mary E. Mullin
Secretary
Custodian
JPMorgan Chase Bank, N.A.	Legal Counsel
270 Park Avenue	Clifford Chance US LLP
New York, New York 10017	31 West 52nd Street
New York, New York 10019-6131

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling     1-800-281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-800-281-2715.

IU07-02945P-Y06/07

15

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2007

Mid Cap Growth Portfolio

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2007 (unaudited)

Expense Examples

Mid Cap Growth Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 — June 30, 2007

Class I
Actual	$1,000.00	$1,121.00	$5.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class II
Actual	1,000.00	1,121.60	6.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.05% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one- and three-year periods ended November 30, 2006 and for the period May 31, 2003 to November 30, 2006, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio. The Board concluded that the management fee rate was acceptable because the Portfolio’s total expense ratio was competitive as compared to the average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report, and in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the expense peer group. The Board concluded that the management fee rate was acceptable as the total expense ratio was competitive with its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

		Value
	Shares	(000)
Common Stocks (96.2%)
Advertising Agencies (4.5%)
Focus Media Holdings Ltd. ADR	(a)97,910	$4,944
Lamar Advertising Co., Class A	56,033	3,517
Monster Worldwide, Inc.	(a)204,145	8,390
		16,851
Air Transport (2.1%)
Expeditors International Washington, Inc.	194,286	8,024
Building: Cement (1.3%)
Texas Industries, Inc.	63,916	5,012
Casinos & Gambling (2.4%)
Wynn Resorts Ltd.	100,901	9,050
Chemicals (0.9%)
Cabot Corp.	70,771	3,374
Communications Technology (2.9%)
Crown Castle International Corp.	(a)198,688	7,206
SAVVIS, Inc.	(a)72,157	3,573
		10,779
Computer Services Software & Systems (9.7%)
Baidu.com ADR	(a)37,939	6,373
Equinix, Inc.	(a)85,177	7,791
Global Payments, Inc.	143,916	5,706
NHN Corp.	(a)30,508	5,565
Salesforce.com, Inc.	(a)121,507	5,208
Tencent Holdings Ltd.	1,408,000	5,672
		36,315
Diversified (0.8%)
St. Joe Co. (The)	61,713	2,860
Diversified Financial Services (1.5%)
Calamos Asset Management, Inc., Class A	212,668	5,434
Drugs & Pharmaceuticals (1.1%)
Gen-Probe, Inc.	(a)68,527	4,140
Education Services (2.3%)
Apollo Group, Inc., Class A	(a)149,312	8,724
Electronics: Semi-Conductors/Components (1.1%)
Tessera Technologies, Inc.	(a)105,447	4,276
Energy — Miscellaneous (6.8%)
Southwestern Energy Co.	(a)217,674	9,687
Ultra Petroleum Corp.	(a)283,388	15,654
		25,341
Finance Companies (1.3%)
People’s United Financial, Inc.	278,720	4,942
Financial — Miscellaneous (0.8%)
Brown & Brown, Inc.	116,727	2,935
Health Care Services (4.9%)
Dade Behring Holdings, Inc.	207,402	11,017
Stericycle, Inc.	(a)162,602	7,230
		18,247
Homebuilding (2.7%)
Desarrolladora Homex S.A. de CV ADR	(a)87,846	5,322
NVR, Inc.	(a)6,895	4,687
		10,009
Hotel/Motel (3.4%)
Choice Hotels International, Inc.	94,263	3,725
Hilton Hotels Corp.	100,889	$3,377
Intercontinental Hotels Group plc ADR	227,137	5,629
		12,731
Insurance: Property & Casualty (1.5%)
Alleghany Corp.	(a)13,760	5,593
Investment Management Companies (2.4%)
Fortress Investment Group LLC, Class A	13,760	328
Janus Capital Group, Inc.	315,244	8,776
		9,104
Manufacturing (1.6%)
Pentair, Inc.	154,216	5,948
Medical & Dental Instruments & Supplies (2.1%)
Techne Corp.	(a)135,870	7,773
Paper (1.0%)
MeadWestvaco Corp.	101,255	3,576
Pollution Control & Environmental Services (2.4%)
Nalco Holding Co.	334,380	9,179
Radio & TV Broadcasters (4.3%)
Discovery Holding Co., Class A	(a)240,041	5,518
Grupo Televisa S.A. ADR	379,558	10,480
		15,998
Real Estate (1.9%)
Forest City Enterprises, Inc., Class A	118,531	7,287
Restaurants (1.5%)
Wendy’s International, Inc.	149,915	5,509
Retail (6.2%)
Abercrombie & Fitch Co.	130,348	9,513
Amazon.com, Inc.	(a)53,234	3,642
Autozone, Inc.	(a)52,062	7,112
PetSmart, Inc.	96,241	3,123
		23,390
Services: Commercial (9.9%)
ChoicePoint, Inc.	(a)158,776	6,740
Corporate Executive Board Co.	158,194	10,268
Iron Mountain, Inc.	(a)259,339	6,777
ITT Educational Services, Inc.	(a)33,368	3,917
Leucadia National Corp.	171,324	6,039
Weight Watchers International, Inc.	69,252	3,521
		37,262
Shipping (2.9%)
C.H. Robinson Worldwide, Inc.	210,160	11,038
Steel (1.7%)
Chaparral Steel Co.	88,051	6,328
Utilities: Gas Pipelines (1.1%)
Questar Corp.	76,450	4,040
Utilities: Telecommunications (3.2%)
NII Holdings, Inc.	(a)150,279	12,134
Wholesalers (2.0%)
Li & Fung Ltd.	2,082,000	7,495
Total Common Stocks (Cost $303,728)		360,698
Investment Company (3.1%)
Aeroplan Income Fund (Cost $9,098)	583,650	11,632

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

		Value
	Shares	(000)
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $6,108)	(b)6,107,687	6,108
Total Investments (100.9%) (Cost $318,934)		378,438
Liabilities in Excess of Other Assets (-0.9%)		(3,531)
Net Assets (100%)		$374,907

(a)	Non-income producing security.
(b)	See Note H to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2007
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $312,826)	$372,330
Investment in Security of Affiliated Issuer, at Value (Cost $6,108)	6,108
Foreign Currency (Cost $@—)	@—
Receivable for Portfolio Shares Sold	119
Dividends Receivable	93
Interest Receivable	44
Receivable for Investments Sold	28
Receivable from Affiliate	2
Other Assets	6
Total Assets	378,730
Liabilities:
Payable for Portfolio Shares Redeemed	1,910
Payable for Investments Purchased	1,080
Investment Advisory Fees Payable	691
Administration Fees Payable	78
Distribution Fees — Class II Shares	21
Custodian Fees Payable	10
Other Liabilities	33
Total Liabilities	3,823
NET ASSETS	$374,907
Net Assets Consist of:
Paid-in Capital	$282,017
Undistributed (Distributions in Excess of) Net Investment Income	1,141
Accumulated Net Realized Gain (Loss)	32,245
Unrealized Appreciation (Depreciation) on:
Investments	59,504
Foreign Currency Exchange Contracts and Translations	@—
Net Assets	$374,907
CLASS I:
Net Assets	$119,721
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,556,783 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.99
CLASS II:
Net Assets	$255,186
Net Asset Value, Offering and Redemption Price Per Share Applicable to 18,323,615 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.93

@ Amount is less than $500

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Mid Cap Growth Portfolio

Statement of Operations

Six Months Ended
June 30, 2007
(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $30 Foreign Taxes Withheld)	$2,675
Interest from Securities of Unaffiliated Issuers	217
Interest from Security of Affiliated Issuer	94
Total Investment Income	2,986
Expenses:
Investment Advisory Fees (Note B)	1,279
Administration Fees (Note C)	427
Distribution Fees — Class II Shares (Note D)	387
Custodian Fees (Note E)	18
Shareholder Reporting Fees	14
Professional Fees	14
Directors’ Fees and Expenses	3
Other	38
Total Expenses	2,180
Distribution Fees — Class II Shares Waived (Note D)	(277)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(2)
Investment Advisory Fees Voluntarily Waived (Note B)	@—
Expense Offset (Note E)	@—
Net Expenses	1,901
Net Investment Income (Loss)	1,085
Net Realized Gain (Loss) on:
Investments Sold	13,986
Foreign Currency Transactions	(18)
Net Realized Gain (Loss)	13,968
Change in Unrealized Appreciation (Depreciation) on:
Investments	23,784
Foreign Currency Exchange Contracts and Translations	@—
Net Change in Unrealized Appreciation (Depreciation)	23,784
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	37,752
Net Increase (Decrease) in Net Assets Resulting from Operations	$38,837

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Mid Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2007	Year Ended
	(unaudited)	December 31, 2006
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,085	$54
Net Realized Gain (Loss)	13,968	18,358
Net Change in Unrealized Appreciation (Depreciation)	23,784	6,727
Net Increase (Decrease) in Net Assets Resulting from Operations	38,837	25,139
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(7,538)
Class II:
Net Realized Gain	—	(4,533)
Total Distributions	—	(12,071)
Capital Share Transactions:(1)
Class I:
Subscriptions	13,327	32,621
Distributions Reinvested	—	7,538
Redemptions	(27,800)	(34,278)
Class II:
Subscriptions	54,834	129,050
Distributions Reinvested	—	4,533
Redemptions	(6,725)	(6,091)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	33,636	133,373
Total Increase (Decrease) in Net Assets	72,473	146,441
Net Assets:
Beginning of Period	302,434	155,993
End of Period (including Undistributed (Distributions in Excess of) Net Investment Income of $1,141 and $56, respectively)	$374,907	$302,434

(1) Capital Share Transactions:
Class I:
Shares Subscribed	979	2,672
Shares Issued on Distributions Reinvested	—	644
Shares Redeemed	(2,074)	(2,834)
Net Increase (Decrease) in Class I Shares Outstanding	(1,095)	482
Class II:
Shares Subscribed	4,188	11,115
Shares Issued on Distributions Reinvested	—	389
Shares Redeemed	(515)	(503)
Net Increase (Decrease) in Class II Shares Outstanding	3,673	11,001

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.48		$12.18	$10.36	$8.52	$6.01	$8.73
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.04		0.01	(0.06)	(0.05)	(0.06)	(0.05)
Net Realized and Unrealized Gain (Loss)	1.47		1.07	1.88	1.89	2.57	(2.67)
Total from Investment Operations	1.51		1.08	1.82	1.84	2.51	(2.72)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.78)	—	—	—	—
Net Asset Value, End of Period	$13.99		$12.48	$12.18	$10.36	$8.52	$6.01
Total Return ±	12.10	%††	9.28%	17.57%	21.60%	41.76%	(31.16)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$119,721		$120,414	$111,677	$97,485	$73,933	$34,440
Ratio of Expenses to Average Net Assets(1)	1.05	%**	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.65	%**	0.07%	(0.54)%	(0.59)%	(0.76)%	(0.73)%
Portfolio Turnover Rate	20	%††	65%	103%	124%	176%	269%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.05	%**	1.06%	1.09%	1.13%	1.33%	1.28%
Net Investment Income (Loss) to Average Net Assets	0.65	%**	0.06%	(0.58)%	(0.67)%	(1.04)%	(0.96)%

	Class II
						Period from
	Six Months Ended					May 5, 2003*
	June 30, 2007		Year Ended December 31,			to December
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	31, 2003
Net Asset Value, Beginning of Period	$12.42		$12.14	$10.35	$8.52	$6.60
Income (Loss) From Investment Operations
Net Investment Income (Loss)#	0.04		(0.00)‡	(0.07)	(0.06)	(0.04)
Net Realized and Unrealized Gain (Loss)	1.47		1.06	1.86	1.89	1.96
Total from Investment Operations	1.51		1.06	1.79	1.83	1.92
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.78)	—	—	—
Net Asset Value, End of Period	$13.93		$12.42	$12.14	$10.35	$8.52
Total Return ±	12.16	%††	9.14%	17.29%	21.48%	29.09	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$255,186		$182,020	$44,316	$22,543	$10,888
Ratio of Expenses to Average Net Assets(2)	1.15	%**	1.15%	1.15%	1.15%	1.15	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	0.63	%**	(0.04)%	(0.63)%	(0.69)%	(0.86	)%**
Portfolio Turnover Rate	20	%††	65%	103%	124%	176%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.40	%**	1.40%	1.44%	1.48%	1.68	%**
Net Investment Income (Loss) to Average Net Assets	0.38	%**	(0.29)%	(0.92)%	(1.02)%	(1.39	)%**

#	Per share amount is based on average shares outstanding.
*	Commencement of Operations
**	Annualized
††	Not Annualized
‡	Amount is less than $0.005 per share.
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth by investing primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies including emerging market securities. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.        Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.       Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-mar-ket on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.       New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

the adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

4.        Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B.     Investment Advisory Fees:Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500
First $500	million to	More than
million	$1 billion	$1 billion
0.75%	0.70%	0.65%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2007, this waiver amounted to less than $500.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2007, this waiver amounted to $277,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency. The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions		2005 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$1,746	$10,325	$—	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments for foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$2	$(2)	$—

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$5,432	$13,064

At June 30, 2007, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$318,934	$65,065	$(5,561)	$59,504

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administration fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by $2,000 relating to the Portfolio’s investment in the Liquidity Fund. Income distributions earned by the Portfolio are recorded as interest from affiliates in the Statement of Operations and totaled $94,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $27,877,000 and $21,769,000, respectively.

For the six months ended June 30, 2007, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $116,080,000 and $65,904,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2007.

During the six months ended June 30, 2007, the Portfolio incurred $199 of brokerage commissions to Morgan Stanley & Co. Incorporated an affiliated broker dealer.

I. Other: At June 30, 2007, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 65.8% and 82.9%, for Class I and Class II shares, respectively.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael Nugent
Chairman of the Board and Director

Michael Bozic	Ronald E. Robison
President and Principal Executive Officer

Kathleen A. Dennis	J. David Germany
Vice President

James F. Higgins	Dennis F. Shea
Vice President

Dr. Manuel H. Johnson	Amy R. Doberman
Vice President

Joseph J. Kearns	Carsten Otto
Chief Compliance Officer

Michael F. Klein	Stefanie V. Chang Yu
Vice President

W. Allen Reed	James W. Garrett
Treasurer and Chief Financial Officer

Fergus Reid	Thomas A. Perugini
Assistant Treasurer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.
522 Fifth Avenue	Mary E. Mullin
New York, New York 10036	Secretary

Distributor	Legal Counsel
Morgan Stanley Distribution, Inc.	Clifford Chance US LLP
One Tower Bridge	31 West 52nd Street
100 Front Street, Suite 1100	New York, New York 10019-6131
West Conshohocken, PA 19428-2899
Independent Registered Public Accounting Firm
Custodian	Ernst & Young LLP
JPMorgan Chase Bank, N.A.	200 Clarendon Street
270 Park Avenue	Boston, Massachusetts 02116-5072
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-800-281-2715.

IU07-02949P-Y06/07

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

U.S. Mid Cap Value Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Expense Examples

U.S. Mid Cap Value Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2007	June 30, 2007	January 1, 2007 – June 30, 2007
Class I
Actual	$1,000.00	$1,114.00	$5.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.74	5.11
Class II
Actual	1,000.00	1,113.30	5.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.29	5.56

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.02% and 1.11%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one- and three-year periods ended November 30, 2006 and for the period May 31, 2003 to November 30, 2006, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate was acceptable as the total expense ratio was competitive with its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments

U.S. Mid Cap Value Portfolio

		Value
	Shares	(000)
Common Stocks (95.2%)
Aerospace & Defense (2.9%)
Goodrich Corp.	238,560	$14,209
Biotechnology (2.0%)
Affymetrix, Inc.	(a)385,130	9,586
Capital Markets (8.0%)
Charles Schwab Corp. (The)	459,630	9,432
Invesco plc ADR	411,120	10,627
Lazard Ltd.	203,510	9,164
Northern Trust Corp.	150,580	9,673
		38,896
Chemicals (4.8%)
International Flavors & Fragrances, Inc.	239,260	12,475
Valspar Corp.	376,000	10,682
		23,157
Commercial Services & Supplies (2.2%)
Pitney Bowes, Inc.	229,840	10,761
Communications Equipment (4.0%)
Andrew Corp.	(a)371,450	5,364
Juniper Networks, Inc.	(a)560,390	14,105
		19,469
Computers & Peripherals (3.5%)
Diebold, Inc.	321,680	16,792
Diversified Consumer Services (2.5%)
Apollo Group, Inc., Class A	(a)208,760	12,198
Diversified Telecommunication Services (1.0%)
Embarq Corp.	74,478	4,720
Electric Utilities (3.8%)
American Electric Power Co., Inc.	199,500	8,986
DPL, Inc.	166,400	4,716
Entergy Corp.	42,500	4,562
		18,264
Electronic Equipment & Instruments (1.5%)
Flextronics International Ltd.	(a)661,248	7,141
Energy Equipment & Services (1.9%)
Cameron International Corp.	(a)128,320	9,171
Food & Staples Retailing (2.5%)
Rite Aid Corp.	(a)1,907,930	12,173
Food Products (2.5%)
ConAgra Foods, Inc.	460,050	12,357
Health Care Equipment & Supplies (2.6%)
Beckman Coulter, Inc.	193,310	12,503
Health Care Providers & Services (6.0%)
Healthsouth Corp.	(a)519,216	9,403
Omnicare, Inc.	281,400	10,147
Owens & Minor, Inc.	269,970	9,433
		28,983
Household Durables (3.0%)
Fortune Brands, Inc.	62,650	5,160
Newell Rubbermaid, Inc.	315,530	9,286
		14,446
Independent Power Producers & Energy Traders (2.7%)
Constellation Energy Group, Inc.	152,439	13,288
Industrial Conglomerates (2.7%)
McDermott International, Inc.	(a)155,930	12,961
Insurance (11.7%)
ACE Ltd.	194,720	12,174
Allied World Assurance Holdings Ltd.	276,730	14,182
Aspen Insurance Holdings Ltd.	363,210	10,195
Conseco, Inc.	(a)337,980	7,060
Marsh & McLennan Cos., Inc.	429,420	13,261
		56,872
Internet & Catalog Retail (1.0%)
Amazon.com, Inc.	(a)70,370	4,814
Machinery (1.2%)
Pentair, Inc.	150,600	5,809
Media (2.6%)
Live Nation, Inc.	(a)569,728	12,750
Multi-Utilities (2.0%)
Wisconsin Energy Corp.	222,130	9,825
Oil, Gas & Consumable Fuels (7.4%)
El Paso Corp.	666,560	11,485
Hess Corp.	236,640	13,952
Newfield Exploration Co.	(a)228,370	10,402
		35,839
Personal Products (2.4%)
Estee Lauder Cos., Inc. (The)	260,490	11,855
Real Estate (2.1%)
KKR Financial Holdings LLC REIT	419,380	10,447
Software (0.0%)
CA, Inc.	5	@—
Specialty Retail (2.1%)
Office Depot, Inc.	(a)336,370	10,192
Thrifts & Mortgage Finance (2.6%)
Hudson City Bancorp, Inc.	821,570	10,040
People’s United Financial, Inc.	154,500	2,739
		12,779
Total Common Stocks (Cost $383,146)		462,257
Investment Company (1.2%)
Streettracks Gold Trust
(Cost $4,778)	(a)89,970	5,783
Short-Term Investment (5.0%)
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $24,142)	(b)24,142,265	24,142
Total Investments (101.4%) (Cost $412,066)		492,182
Liabilities in Excess of Other Assets (-1.4%)		(6,656)
Net Assets (100%)		$485,526

(a)	Non-income producing security.
(b)	See Note H to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust
@	Value is less than $500.

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

U.S. Mid Cap Value Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

U.S. Mid Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2007 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $387,924)	$468,040
Investment in Security of Affiliated Issuer, at Value (Cost $24,142)	24,142
Cash	45
Receivable for Investments Sold	6,305
Dividends Receivable	338
Receivable for Portfolio Shares Sold	174
Interest Receivable	105
Receivable from Affiliate	4
Other Assets	6
Total Assets	499,159
Liabilities:
Payable for Investments Purchased	10,410
Payable for Portfolio Shares Redeemed	2,168
Investment Advisory Fees Payable	886
Administration Fees Payable	101
Distribution Fees — Class II Shares	11
Custodian Fees Payable	7
Directors’ Fees and Expenses Payable	1
Other Liabilities	49
Total Liabilities	13,633
NET ASSETS	$485,526
Net Assets Consist of:
Paid-in Capital	$299,237
Undistributed (Distributions in Excess of) Net Investment Income	4,284
Accumulated Net Realized Gain (Loss)	101,889
Unrealized Appreciation (Depreciation) on:
Investments	80,116
Net Assets	$485,526
CLASS I:
Net Assets	$355,086
Net Asset Value, Offering and Redemption Price Per Share Applicable to 16,147,648 Outstanding
$ 0.001 Par Value Shares (Authorized 500,000,000 Shares)	$21.99
CLASS II:
Net Assets	$130,440
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,953,867 Outstanding
$ 0.001 Par Value Shares (Authorized 500,000,000 Shares)	$21.91

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

U.S. Mid Cap Value Portfolio

Statement of Operations

Six Months Ended
June 30, 2007
(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$3,389
Interest from Securities of Unaffiliated Issuers	274
Interest from Security of Affiliated Issuer	196
Total Investment Income	3,859
Expenses:
Investment Advisory Fees (Note B)	1,764
Administration Fees (Note C)	614
Distribution Fees — Class II Shares (Note D)	208
Shareholder Reporting Fees	31
Professional Fees	15
Custodian Fees (Note E)	11
Directors’ Fees and Expenses	4
Other	53
Total Expenses	2,700
Distribution Fees — Class II Shares Waived (Note D)	(148)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(4)
Expense Offset (Note E)	@—
Net Expenses	2,548
Net Investment Income (Loss)	1,311
Net Realized Gain (Loss) on:
Investments Sold	54,573
Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,614)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	51,959
Net Increase (Decrease) in Net Assets Resulting from Operations	$53,270

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

U.S. Mid Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2007	Year Ended
	(unaudited)	December 31, 2006
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,311	$2,975
Net Realized Gain (Loss)	54,573	47,637
Net Change in Unrealized Appreciation (Depreciation)	(2,614)	35,781
Net Increase (Decrease) in Net Assets Resulting from Operations	53,270	86,393
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,019)
Net Realized Gain	—	(43,934)
Class II:
Net Investment Income	—	(196)
Net Realized Gain	—	(10,835)
Total Distributions	—	(55,984)
Capital Share Transactions:(1)
Class I:
Subscriptions	17,471	18,538
Distributions Reinvested	—	44,953
Redemptions	(83,819)	(62,979)
Class II:
Subscriptions	15,256	25,745
Distributions Reinvested	—	11,031
Redemptions	(6,575)	(5,768)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(57,667)	31,520
Total Increase (Decrease) in Net Assets	(4,397)	61,929
Net Assets:
Beginning of Period	489,923	427,994
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $4,284 and $2,973, respectively)	$485,526	$489,923

(1) Capital Share Transactions:
Class I:
Shares Subscribed	831	969
Shares Issued on Distributions Reinvested	—	2,644
Shares Redeemed	(3,987)	(3,328)
Net Increase (Decrease) in Class I Shares Outstanding	(3,156)	285
Class II:
Shares Subscribed	735	1,364
Shares Issued on Distributions Reinvested	—	651
Shares Redeemed	(313)	(303)
Net Increase (Decrease) in Class II Shares Outstanding	422	1,712

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Financial Highlights

U.S. Mid Cap Value Portfolio

	Class I
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$19.74		$18.75	$16.99	$14.83	$10.49	$14.56
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.06		0.13	0.06	0.06	0.01	(0.02)
Net Realized and Unrealized Gain (Loss)	2.19		3.35	2.01	2.10	4.33	(4.05)
Total from Investment Operations	2.25		3.48	2.07	2.16	4.34	(4.07)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)	(0.06)	(0.00)†	—	—
Net Realized Gain	—		(2.43)	(0.25)	—	—	—
Total Distributions	—		(2.49)	(0.31)	(0.00)†	—	—
Net Asset Value, End of Period	$21.99		$19.74	$18.75	$16.99	$14.83	$10.49
Total Return ±	11.40	%††	20.70%	12.31%	14.59%	41.37%	(27.95)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$355,086		$381,064	$356,544	$343,551	$241,384	$159,918
Ratio of Expenses to Average Net Assets(1)	1.01	%**	1.01%	1.01%	1.05%	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.55	%**	0.67%	0.32%	0.39%	0.04%	(0.17)%
Portfolio Turnover Rate	37	%††	65%	77%	80%	218%	145%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A	N/A	N/A	1.05%	1.12%	1.12%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	N/A	0.39%	(0.03)%	(0.24)%

	Class II
						Period from
	Six Months Ended					May 5, 2003*
	June 30, 2007		Year Ended December 31,			to December
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	31, 2003
Net Asset Value, Beginning of Period	$19.68		$18.70	$16.96	$14.81	$11.18
Income (Loss) from Investment Operations
Net Investment Income (Loss) #	0.05		0.11	0.04	0.05	0.01
Net Realized and Unrealized Gain (Loss)	2.18		3.34	2.00	2.10	3.62
Total from Investment Operations	2.23		3.45	2.04	2.15	3.63
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)	(0.05)	(0.00)†	—
Net Realized Gain	—		(2.43)	(0.25)	—	—
Total Distributions	—		(2.47)	(0.30)	(0.00)†	—
Net Asset Value, End of Period	$21.91		$19.68	$18.70	$16.96	$14.81
Total Return ±	11.33	%††	20.62%	12.15%	14.53%	32.47	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$130,440		$108,859	$71,450	$43,000	$19,288
Ratio of Expenses to Average Net Assets(2)	1.11	%**	1.11%	1.11%	1.15%	1.15	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	0.47	%**	0.59%	0.25%	0.32%	(0.06	)%**
Portfolio Turnover Rate	37	%††	65%	77%	80%	218%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.37	%**	1.36%	1.36%		1.40%	1.47	%**
Net Investment Income (Loss) to Average Net Assets	0.22	%**	0.34%	0.00	%†††	0.07%	(0.38	)%**

#                     Per share amount is based on average shares outstanding.

*                     Commencement of Operations

**              Annualized

†                      Amount is less than $0.005 per share.

††                Not Annualized

†††          Amount is less than 0.01%.

±                     Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the U.S. Mid Cap Value Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.        Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.       Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.       Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains (losses) in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

4.       New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

5.       Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1	More than
billion	$ 1 billion
0.72%	0.65%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2007, this waiver amounted to $148,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency. The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions		2005 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)

$15,184	$40,800	$2,599	$4,312

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to REIT adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$(20)	$20	$—

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$22,971	$27,469

At June 30, 2007, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$412,066	$85,714	$(5,598)	$80,116

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administration fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by $4,000 relating to the Portfolio’s investment in the Liquidity Fund. Income distributions earned by the Portfolio are recorded as interest from affiliates in the Statement of Operations and totaled $196,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $78,807,000 and $54,665,000, respectively.

For the six months ended June 30, 2007, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $175,301,000 and $231,380,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2007.

During the six months ended June 30, 2007, the Portfolio incurred $10,825 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

I. Other: At June 30, 2007, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 78.3% and 86.3%, for Class I and Class II shares, respectively.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael Nugent
Chairman of the Board and Director

Michael Bozic	Ronald E. Robison
President and Principal Executive Officer

Kathleen A. Dennis	J. David Germany
Vice President

James F. Higgins	Dennis F. Shea
Vice President

Dr. Manuel H. Johnson	Amy R. Doberman
Vice President

Joseph J. Kearns	Carsten Otto
Chief Compliance Officer

Michael F. Klein	Stefanie V. Chang Yu
Vice President

W. Allen Reed	James W. Garrett
Treasurer and Chief Financial Officer

Fergus Reid	Thomas A. Perugini
Assistant Treasurer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	Mary E. Mullin
522 Fifth Avenue	Secretary
New York, New York 10036

Distributor	Legal Counsel
Morgan Stanley Distribution, Inc.	Clifford Chance US LLP
One Tower Bridge	31 West 52nd Street
100 Front Street, Suite 1100	New York, New York 10019-6131
West Conshohocken, PA 19428-2899
Independent Registered Public Accounting Firm
Custodian	Ernst & Young LLP
JPMorgan Chase Bank, N.A.	200 Clarendon Street
270 Park Avenue	Boston, Massachusetts 02116-5072
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-800-281-2715.

IU07-02951P-Y06/07

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Value Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Expense Example

Value Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Please note that ‘‘Expenses Paid During Period’’ are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note D in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2007	June 30, 2007	January 1, 2007 — June 30, 2007
Actual	$1,000.00	$1,061.20	$4.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

* Expenses are equal to Portfolio’s annualized net expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds.  In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”).  The Board also discussed the performance goals and actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement.  The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio. The Board concluded that the management fee rate was acceptable because the Portfolio’s total expense ratio was competitive as compared to the average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report, and in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average expense peer group.  The Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates.  Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements.  Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments

Value Portfolio

	Shares	Value (000)
Common Stocks (96.4%)
Airlines (0.6%)
Southwest Airlines Co.	30,300	$452
Beverages (3.6%)
Anheuser-Busch Cos., Inc.	10,500	548
Coca-Cola Co. (The)	37,600	1,967
		2,515
Capital Markets (3.0%)
Bank of New York Mellon Corp. (The)	(a)21,900	908
Bear Stearns Cos., Inc.	1,700	238
Merrill Lynch & Co., Inc.	11,500	961
		2,107
Chemicals (3.2%)
E.I. du Pont de Nemours & Co.	32,800	1,667
Rohm & Haas Co.	10,000	547
		2,214
Commercial Banks (5.8%)
Barclays plc ADR	2,600	145
PNC Financial Services Group, Inc.	17,200	616
U.S. Bancorp	10,800	356
Wachovia Corp.	35,213	1,805
Wells Fargo & Co.	31,600	1,111
		4,033
Communications Equipment (0.7%)
Cisco Systems, Inc.	(a)7,900	220
Telefonaktiebolaget LM Ericsson ADR	6,100	243
		463
Computers & Peripherals (2.9%)
Dell, Inc.	(a)37,100	1,059
Hewlett-Packard Co.	7,500	335
International Business Machines Corp.	6,100	642
		2,036
Diversified Financial Services (8.9%)
Bank of America Corp.	48,600	2,376
Citigroup, Inc.	56,900	2,919
JPMorgan Chase & Co.	19,900	964
		6,259
Diversified Telecommunication Services (4.4%)
AT&T, Inc.	25,800	1,071
Verizon Communications, Inc.	49,700	2,046
		3,117
Food & Staples Retailing (4.1%)
CVS/Caremark Corp.	27,400	999
Wal-Mart Stores, Inc.	39,500	1,900
		2,899
Food Products (6.0%)
Cadbury Schweppes plc ADR	22,800	1,238
Kraft Foods, Inc.	40,157	1,415
Unilever N.V. (NY Shares)	50,900	1,579
		4,232
Health Care Equipment & Supplies (0.7%)
Boston Scientific Corp.	(a)30,200	463
Health Care Providers & Services (1.3%)
Cardinal Health, Inc.	13,200	$932
Household Products (2.4%)
Kimberly-Clark Corp.	18,400	1,231
Procter & Gamble Co.	6,900	422
		1,653
Industrial Conglomerates (1.1%)
General Electric Co.	20,100	769
Information Technology Services (0.7%)
First Data Corp.	7,800	255
Western Union Co. (The)	11,700	244
		499
Insurance (7.0%)
Aflac, Inc.	8,200	421
American International Group, Inc.	10,700	749
Berkshire Hathaway, Inc., Class B	(a)100	361
Chubb Corp.	26,180	1,417
Genworth Financial, Inc.	6,600	227
Hartford Financial Services Group, Inc.	2,800	276
MBIA, Inc.	700	44
Metlife, Inc.	8,200	529
Torchmark Corp.	6,300	422
Travelers Cos., Inc. (The)	8,820	472
		4,918
Internet & Catalog Retail (1.0%)
Liberty Media Corp. - Interactive, Class A	(a)31,800	710
Internet Software & Services (0.0%)
McAfee, Inc.	(a)100	4
Media (10.2%)
Clear Channel Communications, Inc.	9,609	363
Comcast Corp., Class A	(a)65,500	1,842
Gannett Co., Inc.	3,800	209
Liberty Media Corp. - Capital, Class A	(a)6,120	720
News Corp., Class B	33,300	764
Time Warner, Inc.	78,300	1,647
Viacom, Inc., Class B	(a)38,950	1,622
		7,167
Metals & Mining (1.7%)
Alcoa, Inc.	30,000	1,216
Paper & Forest Products (3.6%)
International Paper Co.	63,975	2,498
Pharmaceuticals (17.1%)
Abbott Laboratories	19,000	1,017
Bristol-Myers Squibb Co.	69,200	2,184
Eli Lilly & Co.	24,600	1,375
GlaxoSmithKline plc ADR	23,300	1,220
Pfizer, Inc.	56,700	1,450
Roche Holding AG ADR	9,400	834
Sanofi-Aventis ADR	12,300	495
Schering-Plough Corp.	52,100	1,586
Wyeth	32,700	1,875
		12,036

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Value Portfolio

	Shares	Value (000)
Semiconductors & Semiconductor Equipment (1.6%)
ASML Holding N.V. (NY Shares)	(a)1,800	$49
Intel Corp.	22,300	530
KLA-Tencor Corp.	4,000	220
Texas Instruments, Inc.	8,400	316
		1,115
Software (0.6%)
Microsoft Corp.	14,400	424
Specialty Retail (0.7%)
Home Depot, Inc.	6,400	252
Lowe’s Cos., Inc.	8,500	261
		513
Thrifts & Mortgage Finance (2.1%)
Fannie Mae	7,500	490
Freddie Mac	15,900	965
		1,455
Tobacco (1.4%)
Altria Group, Inc.	14,100	989
Total Common Stocks (Cost $56,361)		67,688
Short-Term Investment (3.4%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (Cost $2,382)	(b)2,382,432	2,382
Total Investments (99.8%) (Cost $58,743)		70,070
Other Assets in Excess of Liabilities (0.2%)		159
Net Assets (100%)		$70,229

(a)	Non-income producing security.
(b)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class.
ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Value Portfolio

Statement of Assets and Liabilities

June 30, 2007 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $56,361)	$67,688
Investment in Security of Affiliated Issuer, at Value (Cost $2,382)	2,382
Receivable for Investments Sold	322
Dividends Receivable	92
Interest Receivable	9
Receivable for Portfolio Shares Sold	1
Receivable from Affiliate	@—
Other Assets	1
Total Assets	70,495
Liabilities:
Payable for Investments Purchased	103
Investment Advisory Fees Payable	84
Payable to Shareholder Reporting Fees	31
Administration Fees Payable	15
Payable for Portfolio Shares Redeemed	13
Custodian Fees Payable	5
Directors’ Fees and Expenses Payable	1
Other Liabilities	14
Total Liabilities	266
NET ASSETS	$70,229
Net Assets Consist of:
Paid-in Capital	$49,794
Undistributed (Distributions in Excess of) Net Investment Income	1,874
Accumulated Net Realized Gain (Loss)	7,234
Unrealized Appreciation (Depreciation) on Investments	11,327
Net Assets	$70,229
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,451,239 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.78

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Value Portfolio

Statement of Operations

Six Months Ended
June 30, 2007 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$850
Interest from Securities of Unaffiliated Issuers	29
Interest from Security of Affiliated Issuer	20
Total Investment Income	899
Expenses:
Investment Advisory Fees (Note B)	194
Administration Fees (Note C)	88
Shareholder Reporting Fees	14
Custodian Fees (Note D)	11
Professional Fees	8
Directors’ Fees and Expenses	1
Other	10
Total Expenses	326
Investment Advisory Fees Voluntarily Waived (Note B)	(27)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note G)	@—
Expense Offset (Note D)	@—
Net Expenses	299
Net Investment Income (Loss)	600
Net Realized Gain (Loss) on:
Investments Sold	2,536
Change in Unrealized Appreciation (Depreciation) on:
Investments	1,081
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	3,617
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,217

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2007 (unaudited) (000)	Year Ended December 31, 2006 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$600	$1,278
Net Realized Gain (Loss)	2,536	4,888
Net Change in Unrealized Appreciation (Depreciation)	1,081	4,686
Net Increase (Decrease) in Net Assets Resulting from Operations	4,217	10,852
Distributions from and/or in Excess of:
Net Investment Income	—	(1,183)
Net Realized Gain	—	(6,970)
Total Distributions	—	(8,153)
Capital Share Transactions:(1)
Subscriptions	3,034	4,311
Distributions Reinvested	—	8,153
Redemptions	(7,113)	(20,177)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(4,079)	(7,713)
Total Increase (Decrease) in Net Assets	138	(5,014)
Net Assets:
Beginning of Period	70,091	75,105
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $1,874 and $1,274, respectively)	$70,229	$70,091

(1)	Capital Share Transactions:
	Shares Subscribed	200	296
	Shares Issued on Distributions Reinvested	—	616
	Shares Redeemed	(463)	(1,381)
	Net Increase (Decrease) in Capital Shares Outstanding	(263)	(469)

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Financial Highlights

Value Portfolio

	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.87		$14.49	$14.88	$13.18	$9.83	$12.77
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.13		0.26	0.25	0.21	0.15	0.11
Net Realized and Unrealized Gain (Loss)	0.78		1.96	0.38	2.06	3.20	(2.94)
Total from Investment Operations	0.91		2.22	0.63	2.27	3.35	(2.83)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.27)	(0.20)	(0.14)	—	(0.11)
Net Realized Gain	—		(1.57)	(0.82)	(0.43)	—	—
Total Distributions	—		(1.84)	(1.02)	(0.57)	—	(0.11)
Net Asset Value, End of Period	$15.78		$14.87	$14.49	$14.88	$13.18	$9.83
Total Return ±	6.12	%††	16.89%	4.56%	17.83%	34.08%	(22.15)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$70,229		$70,091	$75,105	$67,811	$52,670	$39,209
Ratio of Expenses to Average Net Assets(1)	0.85	%**	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.71	%**	1.83%	1.72%	1.52%	1.37%	0.97%
Portfolio Turnover Rate	10	%††	23%	32%	40%	135%	39%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	0.93	%**	0.93%	0.92%	0.95%	0.99%	0.96%
Net Investment Income (Loss) to Average Net Assets	1.63	%**	1.75%	1.65%	1.42%	1.23%	0.86%

#	Per share amount is based on average shares outstanding.
**	Annualized
††	Not Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Value Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.        Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.       Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.       New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, ‘‘The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115’’(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007.  SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities.  Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

4.       Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	First $500
From $500	million to	More than
million	$1 billion	$1 billion
0.55%	0.50%	0.45%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2007, this waiver amounted to $27,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.

D. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions Paid From:		2005 Distributions Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$2,146	$6,007	$3,332	$1,295

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$1,476	$4,648

At June 30, 2007, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$58,743	$11,950	$(623)	$11,327

G. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administration fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. Income distributions earned by the Portfolio are recorded as interest from affiliates in the Statement of Operations and totaled $20,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $4,291,000 and $1,909,000, respectively.

For the year six months ended June 30, 2007, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $6,908,000 and $10,666,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2007.

During the six months ended June 30, 2007, the Portfolio incurred $647 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

H. Other: At June 30, 2007, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 89.7%.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	J. David Germany
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Thomas A. Perugini
One Tower Bridge	Assistant Treasurer
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Mary E. Mullin
Secretary
Custodian
JPMorgan Chase Bank, N.A.	Legal Counsel
270 Park Avenue	Clifford Chance US LLP
New York, New York 10017	31 West 52nd Street
New York, New York 10019-6131

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-800-281-2715.

IU07-02955P-Y06/07

13

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2007

Core Plus Fixed Income Portfolio

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2007 (unaudited)

Expense Examples

Core Plus Fixed Income Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2007	June 30, 2007	January 1, 2007 — June 30, 2007
Class I
Actual	$1,000.00	$1,011.40	$3.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.47	3.36
Class II
Actual	1,000.00	1,010.60	4.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.23	4.61

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 0.67% and 0.92%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one- and three-year periods ended November 30, 2006 and for the period May 31, 2003 to November 30, 2006, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper. The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board noted that the Portfolio was reclassified into a new Lipper performance peer group in February 2007 to better reflect its investment strategies and universe of investable securities. The Board also noted the Portfolio’s relative performance improved when compared to the Portfolio’s new Lipper performance peer group. The Board concluded that the Portfolio’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate was acceptable as the total expense ratio was competitive with its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”). The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (86.9%)
Agency Adjustable Rate Mortgages (3.1%)
Federal Home Loan Mortgage Corp.
5.58%, 11/1/36	$1,723	$1,717
5.66%, 3/1/37	1,834	1,830
5.75%, 1/1/37	3,182	3,184
5.88%, 4/1/37	2,075	2,078
Federal National Mortgage Association
6.06%, 4/1/37	2,111	2,128
7.49%, 8/1/36	1,590	1,635
7.50%, 7/1/36	2,227	2,282
Government National Mortgage Association
5.75%, 7/20/25 - 9/20/27	97	98
6.13%, 12/20/25 - 11/20/27	37	38
6.37%, 1/20/25 - 2/20/28	651	659
		15,649
Agency Fixed Rate Mortgages (7.5%)
Federal Home Loan Mortgage Corp.
Conventional Pools:
10.50%, 1/1/10 - 5/1/19	2	2
11.50%, 10/1/15 - 5/1/19	15	16
Gold Pools:
6.50%, 7/1/32 - 9/1/32	275	281
7.00%, 3/1/32	10	11
7.50%, 6/1/20 - 11/1/32	2,218	2,315
8.00%, 8/1/30 - 1/1/31	62	65
8.50%, 1/1/29 - 8/1/30	80	86
9.50%, 12/1/22	8	9
10.00%, 6/1/17	9	10
Federal National Mortgage Association, Conventional Pools:
6.50%, 9/1/28 - 10/1/33	4,151	4,225
7.00%, 10/1/27 - 1/1/36	8,642	8,954
7.50%, 6/1/25 - 2/1/36	2,389	2,496
8.00%, 10/1/29 - 9/1/32	2,081	2,194
8.50%, 4/1/30 - 5/1/32	741	796
9.50%, 11/1/21 - 4/1/30	157	171
10.00%, 9/1/10 - 5/1/22	35	39
10.50%, 1/1/16 - 5/1/22	407	448
11.00%, 6/1/19 - 11/1/20	176	196
11.50%, 11/1/19	3	4
13.00%, 10/1/15	1	1
July TBA
6.50%, 7/25/36	(a)6,550	6,612
7.00%, 7/25/36	(a)2,875	2,952
August TBA
6.50%, 8/25/36	(a)4,350	4,387
Government National Mortgage Association, Various Pools:
9.00%, 11/15/17 - 1/15/25	121	129
9.50%, 10/15/16 - 11/15/21	378	410
10.00%, 11/15/09 - 6/15/22	566	626
10.50%, 1/15/18 - 8/15/20	60	67
11.00%, 12/15/09 - 1/15/16	17	18
11.50%, 2/15/13 - 8/15/13	5	6
12.00%, 12/15/12 - 12/15/13	$13	$15
		37,541
Asset Backed Corporate (15.5%)
American Express Credit Account Master Trust
5.32%, 10/15/12	(b)2,025	2,026
Argent Securities, Inc.
5.37%, 10/25/36	(b)1,898	1,899
Bank One Issuance Trust
3.59%, 5/17/10	2,000	1,994
Bear Stearns Asset Backed Securities, Inc.
5.52%, 9/25/34	(b)162	162
5.54%, 3/25/35	(b)333	333
Capital Auto Receivables Asset Trust
5.33%, 11/15/11	(b)2,500	2,501
5.38%, 7/20/10 - 5/15/11	(b)6,525	6,526
Carrington Mortgage Loan Trust
5.44%, 3/25/47	(b)2,226	2,228
5.47%, 9/25/35	(b)93	93
Citibank Credit Card Issuance Trust
5.35%, 3/22/12	(b)2,475	2,477
5.53%, 2/7/10	(b)2,250	2,254
6.88%, 11/16/09	1,730	1,741
Citigroup Mortgage Loan Trust, Inc.
5.39%, 1/25/37	(b)1,936	1,938
Countrywide Asset Backed Certificates
5.47%, 5/25/36	(b)768	768
First Franklin Mortgage Loan Asset Backed Certificates
5.37%, 7/25/36 - 3/25/37	(b)3,215	3,217
5.39%, 2/25/36	(b)872	872
5.44%, 10/25/35	(b)688	688
Ford Credit Auto Owner Trust
5.33%, 4/15/10	(b)4,925	4,925
Fremont Home Loan Owner Trust
5.37%, 10/25/36	(b)1,819	1,819
GE Capital Credit Card Master Note Trust
5.36%, 9/15/10	(b)1,350	1,351
GE Dealer Floorplan Master Note Trust
5.40%, 7/20/09	(b)2,000	2,001
GSAMP Trust
5.39%, 1/25/37	(b)1,584	1,585
5.44%, 4/25/47	(b)2,192	2,194
Indymac Residential Asset Backed Trust
5.45%, 4/25/37	(b)1,834	1,836
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.44%, 9/15/21	(b)(c)1,479	1,480
Long Beach Mortgage Loan Trust
5.41%, 1/25/36	(b)469	469
MBNA Master Credit Card Trust USA
5.46%, 2/16/10	(b)1,800	1,802
5.90%, 8/15/11	400	404
7.00%, 2/15/12	1,350	1,398
7.80%, 10/15/12	1,400	1,493
Nationstar Home Equity Loan Trust
6.02%, 9/25/36	(b)1,427	1,428

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Asset Backed Corporate (cont’d)
Residential Asset Mortgage Products, Inc.
5.39%, 6/25/29	$ (b)1,653	$1,654
Securitized Asset Backed Receivables LLC Trust
5.43%, 2/25/37	(b)2,303	2,305
5.46%, 8/25/47	(b)2,550	2,550
SLM Student Loan Trust
5.34%, 10/25/14	(b)4,023	4,026
Soundview Home Equity Loan Trust
5.40%, 1/25/37	(b)1,461	1,462
5.43%, 2/25/37	(b)2,096	2,096
Structured Asset Investment Loan Trust
5.39%, 3/25/36	(b)577	577
Structured Asset Securities Corp.
5.41%, 4/25/37 - 6/25/37	(b)4,553	4,554
5.52%, 6/25/35	(b)182	183
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	375	367
WAMU Asset-Backed Certificates
5.43%, 4/25/37	(b)2,082	2,084
		77,760
Collateralized Mortgage Obligations — Agency Collateral Series (0.4%)
Federal Home Loan Mortgage Corp.
IO
5.00%, 9/15/14 - 6/15/17	2,744	210
6.00%, 5/1/31	580	135
6.50%, 4/1/28	529	128
7.50%, 12/1/29	34	11
8.00%, 1/1/28 - 6/1/31	62	16
IO, Inv Fl
2.63%, 3/15/32	296	24
2.68%, 3/15/32	225	20
3.23%, 10/15/29	21	@—
Federal National Mortgage Association
IO
5.00%, 2/25/15	588	13
6.00%, 8/25/32 - 7/25/33	1,235	295
6.50%, 5/25/33 - 6/25/33	1,582	397
7.00%, 4/25/33	491	135
7.50%, 11/1/29	124	40
8.00%, 4/1/24 - 8/1/31	512	130
9.00%, 11/1/26	9	3
IO, Inv Fl
2.23%, 2/17/31	208	9
2.78%, 12/25/29	5	@—
2.88%, 10/25/28	95	3
3.28%, 3/18/30	9	@—
6.50%, 2/25/33	192	43
PO
3/25/36	8,623	178
Government National Mortgage Association
IO, Inv FI, PAC
3.08%, 6/16/27	751	15
IO, Inv Fl
2.26%, 9/16/31	$66	$3
2.63%, 9/16/27	89	6
2.68%, 4/16/29	468	24
2.88%, 8/16/31	66	4
3.18%, 9/20/30	120	8
3.23%, 12/16/29	138	9
3.28%, 8/16/29	131	8
		1,867
Collateralized Mortgage Obligations — Non Agency Collateral Series (4.5%)
Bear Stearns Structured Products, Inc.
IO
Zero Coupon, 3/27/36 - 5/25/36	(c)35,807	810
0.49%, 4/25/37	(c)47,251	1,995
1.18%, 2/27/36	(c)19,500	517
1.47%, 7/27/36	(c)34,970	1,329
1.56%, 1/27/37	(c)38,983	1,439
1.89%, 6/26/36	(c)41,161	1,601
Countrywide Alternative Loan Trust
2.23%, 5/25/47	12,515	662
2.27%, 2/25/47	(c)23,505	1,198
IO
1.16%, 3/20/46	7,675	324
1.95%, 12/20/46	19,140	874
2.05%, 12/20/35	(b)(c)8,927	229
2.09%, 2/25/37	8,293	404
2.12%, 3/20/47	18,806	1,002
3.16%, 12/20/35	(b(c)10,407	457
Countrywide Home Loan Mortgage Pass Through Trust
IO
0.59%, 2/25/35	7,790	152
Greenpoint Mortgage Funding Trust
PO	5,646	168
8/25/45 - 10/25/45	6,069	180
GS Mortgage Securities Corp. II
1.00%, 8/10/45	(b)2,825	2,817
Harborview Mortgage Loan Trust
IO
1.66%, 6/19/35	(b)6,091	138
1.97%, 5/19/35	(b)8,453	194
2.32%, 3/19/37	(b)7,280	313
2.44%, 7/19/46	(b)9,032	320
PO
3/19/37 - 7/19/47	4	3
Indymac Index Mortgage Loan Trust
IO
1.24%, 7/25/35	(b)5,565	174
J.P. Morgan Chase Commercial Mortgage Securities Corp.
1.00%, 6/15/49	(b)2,975	2,958
Residential Accredit Loans, Inc.
2.06%, 3/25/47	(c)13,757	757
2.42%, 5/25/47	(c)29,098	1,682

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Non Agency Collateral Series (cont’d)
Washington Mutual, Inc.
IO
0.39%, 1/25/45	$15,951	$224
		22,921
Finance (4.9%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(c)1,700	1,743
American General Finance Corp.
4.63%, 5/15/09 - 9/1/10	380	373
AXA Financial, Inc.
6.50%, 4/1/08	340	342
Capmark Financial Group, Inc.
5.88%, 5/10/12	(c)650	642
6.30%, 5/10/17	(c)270	266
Catlin Insurance Co., Ltd.
7.25%	(b)(c)(d)785	748
CIT Group, Inc.
3.65%, 11/23/07	300	298
Countrywide Home Loans, Inc.
3.25%, 5/21/08	645	632
Farmers Exchange Capital
7.05%, 7/15/28	(c)855	869
Farmers Insurance Exchange
8.63%, 5/1/24	(c)250	290
General Electric Capital Corp.
4.25%, 12/1/10	280	270
5.88%, 2/15/12	105	106
Goldman Sachs Capital II
5.79%	(b)(d)1,195	1,167
HSBC Finance Corp.
4.13%, 12/15/08	185	182
5.88%, 2/1/09	580	584
6.38%, 10/15/11	555	571
6.75%, 5/15/11	585	608
8.00%, 7/15/10	195	208
JPMorgan Chase & Co.
6.00%, 2/15/09	80	81
7.00%, 11/15/09	465	481
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	775	768
Mantis Reef Ltd.
4.69%, 11/14/08	(c)630	623
MBNA Corp.
5.79%, 5/5/08	(b)700	703
Nationwide Building Society
4.25%, 2/1/10	(c)930	902
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	370	369
7.50%, 6/1/17	385	397
Residential Capital Corp.
6.38%, 6/30/10	1,280	1,264
SLM Corp.
4.00%, 1/15/10	610	568
Travelers Cos., Inc. (The)
5.01%, 8/16/07	$490	$490
Two-Rock Pass Through Trust
6.30%	(b)(c)(d)475	468
Unicredit Luxembourg Finance S.A.
5.41%, 10/24/08	(b)(c)1,215	1,216
USB Capital IX
6.19%	(b)(d)1,195	1,205
Wachovia Capital Trust III
5.80%	(b)(d)2,405	2,397
Washington Mutual Bank FA
5.50%, 1/15/13	75	73
Washington Mutual, Inc.
8.25%, 4/1/10	705	751
Washington Mutual Preferred Funding II
6.67%	(b)(c)(d)300	287
World Financial Properties
6.91%, 9/1/13	(c)949	980
Xlliac Global Funding
4.80%, 8/10/10	(c)690	675
		24,597
Industrials (5.2%)
ArvinMeritor, Inc.
8.75%, 3/1/12	565	573
AT&T Corp.
8.00%, 11/15/31	975	1,162
AT&T, Inc.
6.15%, 9/15/34	415	399
Brascan Corp.
7.13%, 6/15/12	640	673
Brookfield Asset Management, Inc.
5.80%, 4/25/17	455	440
Caterpillar Financial Services Corp.
3.63%, 11/15/07	130	129
5.43%, 8/20/07	(b)560	560
Clorox Co.
5.48%, 12/14/07	(b)765	765
Comcast Cable Communications LLC
6.75%, 1/30/11	350	363
ConAgra Foods, Inc.
7.00%, 10/1/28	190	198
8.25%, 9/15/30	365	433
Consumers Energy Co.
4.00%, 5/15/10	370	355
4.80%, 2/17/09	275	272
Cooper Industries, Inc.
5.25%, 11/15/12	445	437
CVS/Caremark Corp.
5.75%, 8/15/11	160	160
5.75%, 6/1/17	410	396
CVS Lease Pass Through
6.04%, 12/10/28	(c)712	693
DaimlerChrysler NA Holding Corp.
8.50%, 1/18/31	360	456

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
Delhaize America, Inc.
9.00%, 4/15/31	$878	$1,065
Echostar DBS Corp.
6.38%, 10/1/11	765	752
6.63%, 10/1/14	215	206
FBG Finance, Ltd.
5.13%, 6/15/15	(c)690	648
Ford Motor Credit Co.
7.25%, 10/25/11	660	636
France Telecom S.A.
8.50%, 3/1/31	760	958
General Motors Acceptance Corp.
6.88%, 9/15/11	2,380	2,343
Home Depot, Inc.
5.48%, 12/16/09	(b)1,130	1,129
Hospira, Inc.
5.84%, 3/30/10	(b)905	908
ICI Wilmington, Inc.
4.38%, 12/1/08	230	226
Interpublic Group of Cos., Inc.
6.25%, 11/15/14	405	374
Lenfest Communications, Inc.
7.63%, 2/15/08	245	248
LG Electronics, Inc.
5.00%, 6/17/10	(c)360	352
May Dept Stores Co. (The)
6.70%, 7/15/34	655	611
Miller Brewing Co.
4.25%, 8/15/08	(c)530	522
Pilgrim’s Pride Corp.
7.63%, 5/1/15	505	506
9.63%, 9/15/11	130	135
Sara Lee Corp.
6.13%, 11/1/32	555	498
Sprint Capital Corp.
8.75%, 3/15/32	145	163
Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(c)571	593
Telecom Italia Capital S.A.
4.00%, 1/15/10	875	842
4.88%, 10/1/10	120	117
Telefonica Europe BV
8.25%, 9/15/30	785	915
Time Warner, Inc.
5.59%, 11/13/09	(b)1,285	1,287
Union Pacific Corp.
6.63%, 2/1/08	235	237
6.79%, 11/9/07	130	131
Verizon New England, Inc.
6.50%, 9/15/11	120	123
Viacom, Inc.
6.88%, 4/30/36	650	630
WellPoint, Inc.
3.75%, 12/14/07	$175	$174
4.25%, 12/15/09	165	160
Yum! Brands, Inc.
8.88%, 4/15/11	395	435
		26,388
Mortgages — Other (29.2%)
Alliance Bancorp Trust
5.56%, 7/25/37	(b)2,639	2,639
American Home Mortgage Assets
5.45%, 3/25/47	(b)2,783	2,782
5.51%, 10/25/46	(b)2,750	2,756
5.51%, 8/25/47	4,000	4,000
5.55%, 9/25/46	(b)2,019	2,026
5.62%, 9/25/45	(b)3,790	3,803
American Home Mortgage Investment Trust
5.51%, 5/25/47	(b)3,312	3,313
5.52%, 8/25/47	(b)4,000	4,000
Banc of America Funding Corp.
5.67%, 9/20/35	(b)640	643
Bear Stearns Mortgage Funding Trust
5.46%, 2/25/37	(b)2,625	2,619
5.48%, 12/25/36	(b)3,251	3,255
5.50%, 10/25/36	(b)2,204	2,209
5.52%, 9/25/36	(b)2,160	2,154
5.57%, 7/25/36	(b)1,818	1,816
Bear Stearns Structured Products, Inc.
6.50%, 3/25/36 - 5/27/36	(c)539	511
Citigroup Mortgage Loan Trust, Inc.
5.40%, 1/25/37	(b)1,498	1,496
Countrywide Alternative Loan Trust
5.46%, 4/25/47	(b)2,819	2,821
5.51%, 10/25/46	(b)2,202	2,198
5.55%, 6/25/47	(b)3,975	3,974
5.58%, 11/20/35	(b)525	526
5.59%, 5/20/46 - 7/25/46	(b)3,960	3,965
6.50%, 10/25/46	(c)634	633
6.73%, 2/25/36	(b)1,415	1,423
Countrywide Home Loan Mortgage Pass Through Trust
5.62%, 4/25/36	(b)1,311	1,313
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
5.47%, 2/25/47	(b)3,209	3,202
Deutsche ALT-A Securities NIM Trust
6.75%, 2/25/47	(c)818	817
Downey Savings & Loan Association Mortgage Loan Trust
5.52%, 10/19/36	(b)2,110	2,116
5.97%, 4/19/46	(b)1,725	1,726
Federal National Mortgage Association, Conventional Pools:
5.38%, 12/25/36	1,450	1,446
Greenpoint Mortgage Funding Trust
5.49%, 4/25/47	(b)3,152	3,152
5.64%, 3/25/36	(b)1,427	1,431
GS Mortgage Securities Corp. II
6.25%, 1/25/37	(c)870	867

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

		Face
		Amount	Value
		(000)	(000)
Mortgages — Other (cont’d)
GSR Mortgage Loan Trust
5.51%, 8/25/46	$	(b)1,963	$1,966
Harborview Mortgage Loan Trust
5.41%, 12/19/36		(b)646	647
5.45%, 3/19/37		(b)1,814	1,812
5.47%, 2/19/46		(b)1,940	1,943
5.50%, 11/19/36		(b)2,377	2,369
5.51%, 12/19/37		(b)3,153	3,159
5.52%, 3/19/38		(b)1,294	1,296
5.53%, 11/19/36		(b)2,257	2,265
5.55%, 7/19/46		(b)1,464	1,466
5.57%, 8/21/36 - 10/19/37		(b)3,528	3,536
5.61%, 7/19/45		(b)417	418
5.70%, 11/19/35		(b)773	777
6.41%, 3/19/37 - 3/19/38		(c)1,242	1,240
Indymac Index Mortgage Loan Trust
5.44%, 7/25/46		(b)2,400	2,408
5.53%, 11/25/36		(b)1,801	1,804
5.57%, 6/25/46		(b)1,729	1,736
5.60%, 7/25/35		(b)415	416
Luminent Mortgage Capital, Inc.
5.52%, 10/25/46		(b)1,478	1,482
5.55%, 5/25/46		(b)1,801	1,804
5.56%, 4/25/36		(b)1,069	1,072
5.57%, 5/25/36		(b)975	978
Mastr Adjustable Rate Mortgages Trust
5.43%, 5/25/47		(b)2,808	2,808
Merrill Lynch Mortgage Investors, Inc.
5.44%, 8/25/35		(b)247	247
Residential Accredit Loans, Inc.
5.48%, 1/25/37 - 3/25/47		(b)9,645	9,636
5.51%, 12/25/36		(b)2,100	2,089
5.52%, 5/25/47		(b)4,972	4,972
5.55%, 5/25/46		(b)1,214	1,216
5.58%, 2/25/46		(b)561	561
5.59%, 2/25/46		(b)537	539
Structured Asset Mortgage Investments, Inc.
5.51%, 2/25/36		(b)765	766
5.52%, 10/25/36		(b)1,693	1,698
5.55%, 7/25/36 - 8/25/36		(b)4,415	4,431
5.59%, 4/25/36		(b)1,916	1,921
Wamu Alternative Mortgage Pass Through Certificates
5.52%, 12/25/46		(b)2,591	2,592
5.97%, 4/25/46		(b)1,473	1,475
Washington Mutual, Inc.
5.57%, 11/25/45 - 12/25/45		(b)1,135	1,137
5.58%, 10/25/45		(b)411	412
5.59%, 4/25/45		(b)752	753
5.61%, 8/25/45		(b)182	183
5.68%, 7/25/45		(b)619	621
5.97%, 5/25/46		(b)1,373	1,373
Zuni Mortgage Loan Trust
5.45%, 7/25/36		(b)1,209	1,210
			146,866
Sovereign (1.1%)
Mexican Bonos
9.50%, 12/18/14	MXN	11,235	$1,147
Republic of Argentina
5.83%, 12/31/33		$1,445	645
Republic of Japan
0.30%, 3/20/08	JPY	470,000	3,806
			5,598
U.S. Treasury Securities (14.2%)
U.S. Treasury Bonds
6.13%, 8/15/29		$10,450	11,725
6.38%, 8/15/27		2,025	2,315
8.13%, 8/15/19 - 8/15/21		8,600	10,928
8.50%, 2/15/20		8,400	10,966
8.75%, 8/15/20		1,600	2,137
U.S. Treasury Notes
2.63%, 5/15/08		25,000	24,500
3.38%, 2/15/08		4,000	3,961
3.88%, 2/15/13		745	708
4.00%, 2/15/15		1,500	1,405
4.25%, 11/15/13		1,150	1,108
4.88%, 5/15/09		1,550	1,550
			71,303
Utilities (1.3%)
Arizona Public Service Co.
5.80%, 6/30/14		705	697
CenterPoint Energy Resources Corp.
6.25%, 2/1/37		185	179
Consolidated Natural Gas Co.
6.25%, 11/1/11		265	271
Detroit Edison Co.
6.13%, 10/1/10		270	275
Entergy Gulf States, Inc.
3.60%, 6/1/08		315	309
5.76%, 12/1/09		(b)260	260
6.11%, 12/8/08		(b)(c)550	552
Kinder Morgan Finance Co.
5.70%, 1/5/16		695	641
Nisource Finance Corp.
5.93%, 11/23/09		(b)300	301
Ohio Power Corp.
6.00%, 6/1/16		630	632
Plains All American Pipeline LP
6.70%, 5/15/36		640	643
PSEG Energy Holdings LLC
8.63%, 2/15/08		64	65
Texas Eastern Transmission LP
7.00%, 7/15/32		295	324
TXU Energy Co. LLC
7.00%, 3/15/13		515	532
Union Electric Co.
6.40%, 6/15/17		650	664

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Utilities (cont’d)
Wisconsin Electric Power
3.50%, 12/1/07	$120	$119
		6,464
Total Fixed Income Securities ($440,744)		436,954

	Shares
Preferred Stocks (0.2%)
Mortgages — Other (0.2%)
Harborview NIM Corp.	(c)1,139	661
Home Ownership Funding Corp., 13.33%	(c)1,550	220
Total Preferred Stocks (Cost $1,020)		881

	No. of
	Contracts
Put Options Purchased (0.1%)
90 Day EuroDollar (0.1%)
9/07 @ $94.75	(e)923	236
12/07 @ $94.75	(e)1,008	328
3/08 @ $94.75	(e)434	176
Total Put Options Purchased (Cost $587)		740

Shares
Short-Term Investments (16.8%)
Investment Company (16.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(f)84,186,036	84,186

	Face
	Amount
	(000)
U.S. Treasury Security (0.1%)
U. S. Treasury Bill
Zero Coupon, 7/12/07	$ (g)725	724
Total Short-Term Investments (Cost $84,910)		84,910
Total Investments (104.0%) (Cost $527,261)		523,485
Liabilities in Excess of Other Assets (-4.0%)		(20,101)
Net Assets (100%)		$503,384

(a)                                  Security is subject to delayed delivery.

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2007.

(c)                                  144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 Perpetual — Security does not have a predetermined maturity date. Rates for these securities are fixed for a period of time then revert to a floating rate. The interest rate shown is the rate in effect at June 30, 2007.

(e)                                  Non-income producing security.

(f)                                    See Note H to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(g)                                 A portion of the security was pledged to cover margin requirements for futures contracts.

Inv Fl                 Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate.  The rates shown are those in effect on June 30, 2007.

@                                    Value is less than $500.

IO                                   Interest Only

JPY                            Japanese Yen

MXN                  Mexican Peso

PAC                       Planned Amortization Class

PO                                Principal Only

TBA                      To Be Announced

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	3,049	$4,133	8/14/07	USD	4,133	$4,133	$ @—

EUR                        Euro

USD                       United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
2 Year U.S.
Treasury Note	660	$134,496	Sep-07	$(262)
5 Year U.S.
Treasury Note	976	101,580	Sep-07	(866)
10 Year U.S.
Treasury Note	419	44,289	Sep-07	(371)

Short:
U.S. Treasury
Short Bond	664	71,546	Sep-07	815
				$(684)

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities

June 30, 2007
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $443,075)	$439,299
Investment in Security of Affiliated Issuer, at Value (Cost $84,186)	84,186
Cash	3,959
Receivable for Forward Commitments	27,750
Interest Receivable	3,235
Due from Broker	2,536
Receivable for Portfolio Shares Sold	939
Unrealized Appreciation on Swap Agreements	117
Receivable for Investments Sold	103
Foreign Currency (Cost $50)	50
Receivable from Affiliate	20
Dividends Receivable	4
Other Assets	5
Total Assets	562,203
Liabilities:
Payable for Forward Commitments	46,766
Payable for Investments Purchased	8,327
Unrealized Depreciation on Swap Agreements	2,826
Investment Advisory Fees Payable	447
Payable for Portfolio Shares Redeemed	213
Administration Fees Payable	102
Distribution Fees — Class II Shares	43
Custodian Fees Payable	6
Directors’ Fees and Expenses Payable	1
Unrealized Depreciation on Foreign Currency Exchange Contracts	@—
Other Liabilities	88
Total Liabilities	58,819
NET ASSETS	$503,384
Net Assets Consist of:
Paid-in Capital	$486,367
Undistributed (Distributions in Excess of) Net Investment Income	27,363
Accumulated Net Realized Gain (Loss)	(3,177)
Unrealized Appreciation (Depreciation) on:
Investments	(3,776)
Foreign Currency Exchange Contracts and Translations	@—
Futures Contracts	(684)
Swap Agreements	(2,709)
Net Assets	$503,384
CLASS I:
Net Assets	$279,575
Net Asset Value, Offering and Redemption Price Per Share Applicable to 24,245,061 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.53
CLASS II:
Net Assets	$223,809
Net Asset Value, Offering and Redemption Price Per Share Applicable to 19,571,498 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.44

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (Unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations

Six Months Ended
June 30, 2007
(000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$11,774
Interest from Security of Affiliated Issuer	1,009
Dividends from Securities of Unaffiliated Issuers	8
Total Investment Income	12,791
Expenses:
Investment Advisory Fees (Note B)	854
Administration Fees (Note C)	570
Distribution Fees — Class II Shares (Note D)	308
Shareholder Reporting Fees	34
Professional Fees	16
Custodian Fees (Note E)	13
Directors’ Fees and Expenses	4
Other	53
Total Expenses	1,852
Distribution Fees — Class II Shares Waived (Note D)	(88)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(20)
Expense Offset (Note E)	(1)
Net Expenses	1,743
Net Investment Income (Loss)	11,048
Realized Gain (Loss) on:
Investments Sold	1,772
Foreign Currency Transactions	(22)
Futures Contracts	(2,437)
Swap Agreements	794
Net Realized Gain (Loss)	107
Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,582)
Foreign Currency Exchange Contracts and Translations	(47)
Futures Contracts	210
Swap Agreements	(2,778)
Net Change in Unrealized Appreciation (Depreciation)	(6,197)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(6,090)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,958

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2007	Year Ended
	(unaudited)	December 31, 2006
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$11,048	$13,227
Net Realized Gain (Loss)	107	5,518
Net Change in Unrealized Appreciation (Depreciation)	(6,197)	(5,355)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,958	13,390
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(10,932)
Net Realized Gain	—	(1,453)
Class II:
Net Investment Income	—	(3,269)
Net Realized Gain	—	(445)
Total Distributions	—	(16,099)
Capital Share Transactions:(1)
Class I:
Subscriptions	15,751	61,637
Distributions Reinvested	—	12,385
Redemptions	(24,287)	(77,277)
Class II:
Subscriptions	84,040	95,087
Distributions Reinvested	—	3,714
Redemptions	(1,557)	(3,907)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	73,947	91,639
Total Increase (Decrease) in Net Assets	78,905	88,930
Net Assets:
Beginning of Period	424,479	335,549
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $27,363 and $16,315, respectively)	$503,384	$424,479

(1)	Capital Share Transactions:
	Class I:
	Shares Subscribed	1,368	5,420
	Shares Issued on Distributions Reinvested	—	1,133
	Shares Redeemed	(2,110)	(6,793)
	Net Increase (Decrease) in Class I Shares Outstanding	(742)	(240)
	Class II:
	Shares Subscribed	7,359	8,443
	Shares Issued on Distributions Reinvested	—	342
	Shares Redeemed	(137)	(347)
	Net Increase (Decrease) in Class II Shares Outstanding	7,222	8,438

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (Unaudited)

Core Plus Fixed Income Portfolio

Statement of Cash Flows

Six Months Ended
June 30, 2007
(000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$150,026
Proceeds from Sales of Forward Commitments	81,481
Purchases of Investments	(241,874)
Purchases of Forward Commitments	(78,117)
Net (Increase) Decrease in Short-Term Investments	10,373
Net (Increase) Decrease in Foreign Currency Holdings	(103)
Net Realized Gain (Loss) on Foreign Currency Transactions	(22)
Net Realized Gain (Loss) on Futures Contracts	(2,437)
Net Realized Gain (Loss) on Swap Agreements	794
Net Investment Income	11,048
Adjustments to Reconcile Net Investment Income to Net Cash Provided (Used) in Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	(860)
Net Increase (Decrease) in Payables Related to Operations	100
Accretion/Amortization of Discounts and Premiums	125
Net Cash Provided (Used) in Operating Activities	(69,466)
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	99,332
Payment on Portfolio Shares Redeemed	(25,969)
Net Cash Provided (Used) in Financing Activities	73,363
Net Increase (Decrease) in Cash	3,897
Cash at Beginning of Period	62
Cash at End of Period	$3,959

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.40		$11.52	$11.55	$11.54	$11.12	$10.85
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.28		0.42	0.33	0.33	0.27	0.39
Net Realized and Unrealized Gain (Loss)	(0.15)		(0.01)	0.15	0.15	0.25	0.41
Total from Investment Operations	0.13		0.41	0.48	0.48	0.52	0.80
Distributions from and/or in Excess of:
Net Investment Income	—		(0.47)	(0.42)	(0.44)	(0.01)	(0.41)
Net Realized Gain	—		(0.06)	(0.09)	(0.03)	(0.09)	(0.12)
Total Distributions	—		(0.53)	(0.51)	(0.47)	(0.10)	(0.53)
Net Asset Value, End of Period	$11.53		$11.40	$11.52	$11.55	$11.54	$11.12
Total Return ±	1.14	%††	3.73%	4.21%	4.37%	4.64%	7.33%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$279,575		$284,764	$290,727	$284,223	$327,000	$280,929
Ratio of Expenses to Average Net Assets (1)	0.67	%**	0.68%	0.68%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets(1)	4.93	%**	3.72%	2.89%	2.90%	2.36%	3.49%
Portfolio Turnover Rate^	68	%††	141%	172%	287%	123%	90%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A		N/A	N/A	0.72%	0.73%	0.73%
Net Investment Income to Average Net Assets	N/A		N/A	N/A	2.88%	2.33%	3.46%

#	Per share amount is based on average shares outstanding.
**	Annualized
††	Not Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended December 31, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
						Period from
	Six Months Ended					May 1, 2003*
	June 30, 2007		Year Ended December 31,			to December
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	31, 2003
Net Asset Value, Beginning of Period	$11.31		$11.46	$11.51	$11.52	$11.37
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.27		0.40	0.31	0.30	0.14
Net Realized and Unrealized Gain (Loss)	(0.14)		(0.03)	0.14	0.16	0.11
Total from Investment Operations	0.13		0.37	0.45	0.46	0.25
Distributions from and/or in Excess of:
Net Investment Income	—		(0.46)	(0.41)	(0.44)	(0.01)
Net Realized Gain	—		(0.06)	(0.09)	(0.03)	(0.09)
Total Distributions	—		(0.52)	(0.50)	(0.47)	(0.10)
Net Asset Value, End of Period	$11.44		$11.31	$11.46	$11.51	$11.52
Total Return ±	1.06	%††	3.56%	3.93%	4.07%	2.16%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$223,809		$139,715	$44,822	$23,090	$6,867
Ratio of Expenses to Average Net Assets (1)	0.92	%**	0.93%	0.93%	0.95%	0.95%**
Ratio of Net Investment Income to Average Net Assets (1)	4.73	%**	3.58%	2.69%	2.66%	2.11%**
Portfolio Turnover Rate^	68	%††	141%	172%	287%	123%††

(1) Supplemental Information on the Ratios to Average Net Assets
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.03	%**	1.03%	1.03%	1.07%	1.08%**
Net Investment Income to Average Net Assets	4.62	%**	3.48%	2.59%	2.54%	1.98%**

#	Per share amount is based on average shares outstanding.
*	Commencement of operations
**	Annualized
††	Not Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended December 31, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (Unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (Unaudited)

Notes to Financial Statements (cont’d)

3.      Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                    investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                    investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.      Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. The Portfolio may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (Unaudited)

Notes to Financial Statements (cont’d)

5.      Forward Commitments and When-Issued/Delayed Delivery Securities: The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, the Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause the Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s securities.

6.      Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

7.     Swap Agreements: The Portfolio may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. The following summarizes swaps which may be entered into by the Portfolio.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded in the Statement of Operations as an adjustment to interest income. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (Unaudited)

Notes to Financial Statements (cont’d)

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the Statement of Operations.

Realized gains or losses on maturity or termination of swap agreements are presented in the Statement of Operations.

Because there is no organized market for these swap agreements, the unrealized gain (loss) reported in the Statement of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

At June 30, 2007, the Portfolio had open swap agreements as follows:

						Net
						Unrealized
		Notional				Appreciation
	Termination	Amount				(Depreciation)
Counterparty	Date	(000)	Type	Pay	Receive	(000)

Bank of America	3/20/12	$1,300	CDS	fixed rate of 1.17%	upon the occurrence of a negative credit event(1)	$(13)
Citigroup	5/22/17	11,900	IRS	3 month LIBOR	fixed rate of 5.33%	(301)
	5/23/17	11,900	IRS	3 month LIBOR	fixed rate of 5.37%	(269)
	5/29/17	18,100	IRS	3 month LIBOR	fixed rate of 5.44%	(311)
Deutsche Bank	5/24/17	14,000	IRS	3 month LIBOR	fixed rate of 5.35%	(337)
	5/25/17	27,100	IRS	3 month LIBOR	fixed rate of 5.39%	(571)
Goldman Sachs	12/20/11	8,000	CDS	fixed rate of 0.75%	upon the occurrence of a negative credit event(2)	44
	3/20/12	1,100	CDS	fixed rate of 0.22%	upon the occurrence of a negative credit event(3)	@—
	3/20/12	2,100	CDS	fixed rate of 0.10%	upon the occurrence of a negative credit event(4)	2
JPMorgan	6/20/14	435	CDS	fixed rate of 1.18%	upon the occurrence of a negative credit event(5)	3
	6/20/14	1,250	CDS	fixed rate of 1.30%	upon the occurrence of a negative credit event(5)	1
	5/23/17	11,900	IRS	3 month LIBOR	fixed rate of 5.37%	(267)
	5/24/17	14,000	IRS	3 month LIBOR	fixed rate of 5.34%	(347)
	5/29/17	18,100	IRS	3 month LIBOR	fixed rate of 5.45%	(301)
Lehman Brothers	6/20/11	7,400	CDS	fixed rate of 0.75%	upon the occurrence of a negative credit event(6)	44
	12/20/11	1,000	CDS	fixed rate of 0.20%	upon the occurrence of a negative credit event(7)	2
	12/20/11	1,900	CDS	fixed rate of 0.22%	upon the occurrence of a negative credit event(8)	10
	12/20/11	2,000	CDS	fixed rate of 0.15%	upon the occurrence of a negative credit event(9)	10
	12/20/11	2,000	CDS	fixed rate of 0.12%	upon the occurrence of a negative credit event(10)	1
	3/20/17	1,100	CDS	upon the occurrence of a negative fixed rate of 2.20% credit event(11)		(27)
	6/20/12	1,125	CDS	upon the occurrence of a negative fixed rate of 0.74% credit event(12)		(82)
						$(2,709)

(1)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer The Gap, Inc., 8.80% bond maturing 12/15/08.

(2)	Receipt of $1,000,000 in the event of a failure to pay by the Dow Jones CDX North America Investment Grade High Volatility Index, Series 7.

(3)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer Dell, Inc., 6.55% Bond Maturing 4/15/08.

(4)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer The Chubb Corp., 6.00% bond maturing 11/15/11.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (Unaudited)

Notes to Financial Statements (cont’d)

(5)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Belo Corp., 8.00% Bond Maturing 11/1/08.

(6)	Receipt of $1,000,000 in the event of a failure to pay by the issuer of Dow Jones CDX, 0.75% bond maturing 6/20/11.

(7)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Union Pacific Corp., 6.13% bond maturing 1/15/12.

(8)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Southwest Airline Co., 6.50% bond maturing 3/1/12.

(9)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Motorola, Inc., 6.50% bond maturing 9/1/25.

(10)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Hartford Financial Services Group, Inc. (The), 4.75% bond maturing 3/1/14.

(11)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Residential Capital, LLC, 6.50% Bond Maturing 4/17/13.

(12)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of SLM Corp., 5.13% Bond Maturing 8/27/12.

CDS	—	Credit Default Swap
IRS	—	Interest Rate Swap
LIBOR	—	London Inter Bank Offer Rate
@		Value is less than $500.

8.   Purchased and Written Options: The Portfolio may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, the Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

The Portfolio may purchase call and put options on its portfolio securities or other financial instruments. The Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

9. New Accounting Pronouncements:  In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (Unaudited)

Notes to Financial Statements (cont’d)

adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

10. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1	More than
billion	$1 billion
0.375%	0.30%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.70% for Class I shares and 0.95% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2007, this waiver amounted to $88,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency. The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (Unaudited)

Notes to Financial Statements (cont’d)

treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions Paid		2005 Distributions Paid
From:		From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$14,770	$1,329	$13,757	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap transactions and paydown adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)

$4,566	$(5,093)	$527

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed
Ordinary	Undistributed
Income	Long-Term Capital Gain
(000)	(000)

$18,736	$—

At June 30, 2007, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)

$527,261	$1,867	$(5,643)	$(3,776)

At December 31, 2006, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $1,617,000 which will expire on December 31, 2014.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2006, the Portfolio deferred to January 3, 2007, for U.S. Federal income tax purposes, post-October capital and currency losses of $1,117,000 and $3,000, respectively.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administration fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by $20,000 relating to the Portfolio’s investment in the Liquidity Fund. Income distributions earned by the Portfolio are recorded as interest from affiliates in the Statement of Operations and totaled $1,009,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $166,988,000 and $82,802,000, respectively.

For the six months ended June 30, 2007, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $345,453,000 and $208,244,000, respectively. For the year six months ended June 30, 2007, purchases and sales of long-term U.S. Government securities were $13,574,000 and $51,086,000, respectively.

I. Other: At June 30, 2007, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 59.9% and 85.3%, for Class I and Class II shares, respectively.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (Unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael Nugent
Chairman of the Board and Director

Michael Bozic	Ronald E. Robison
President and Principal Executive Officer

Kathleen A. Dennis	J. David Germany
Vice President

James F. Higgins	Dennis F. Shea
Vice President

Dr. Manuel H. Johnson	Amy R. Doberman
Vice President

Joseph J. Kearns	Carsten Otto
Chief Compliance Officer

Michael F. Klein	Stefanie V. Chang Yu
Vice President

W. Allen Reed	James W. Garrett
Treasurer and Chief Financial Officer

Fergus Reid	Thomas A. Perugini
Assistant Treasurer

Investment Adviser and Administrator	Mary E. Mullin
Morgan Stanley Investment Management Inc.	Secretary

522 Fifth Avenue	Legal Counsel
New York, New York 10036	Clifford Chance US LLP
31 West 52nd Street
Distributor	New York, New York 10019-6131
Morgan Stanley Distribution, Inc.
One Tower Bridge	Independent Registered Public Accounting Firm
100 Front Street, Suite 1100	Ernst & Young LLP
West Conshohocken, PA 19428-2899	200 Clarendon Street
Boston, Massachusetts 02116-5072
Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling  1-800-281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-800-281-2715.

IU07-02956P-Y06/07

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2007

Equity Growth Portfolio

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2007 (unaudited)

Expense Examples

Equity Growth Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2007	June 30, 2007	January 1, 2007 — June 30, 2007
Class I
Actual	$1,000.00	$1,097.70	$4.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26
Class II
Actual	1,000.00	1,096.10	5.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 0.85% and 1.10%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio. The Board concluded that the management fee rate was acceptable because the Portfolio’s total expense ratio was competitive as compared to the average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report, and in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the expense peer group. The Board concluded that the management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments

Equity Growth Portfolio

		Value
	Shares	(000)
Common Stocks (98.2%)
Advertising Agencies (1.4%)
Monster Worldwide, Inc.	(a)49,832	$2,048
Air Transport (1.5%)
Expeditors International Washington, Inc.	53,035	2,190
Biotechnology Research & Production (1.5%)
Genentech, Inc.	(a)29,668	2,245
Building: Cement (1.5%)
Cemex S.A. de C.V. ADR	(a)59,511	2,196
Casinos & Gambling (2.5%)
Wynn Resorts Ltd.	41,976	3,765
Communications & Media (1.0%)
McGraw-Hill Cos., Inc. (The)	23,110	1,573
Computer Services Software & Systems (9.1%)
Google, Inc., Class A	(a)18,828	9,854
Yahoo!, Inc.	(a)136,937	3,715
		13,569
Computer Technology (2.6%)
Apple, Inc.	(a)32,213	3,931
Seagate Technology, Inc.	(a)(b)(c)27,600	@—
		3,931
Energy — Miscellaneous (3.7%)
Ultra Petroleum Corp.	(a)99,002	5,469
Financial — Miscellaneous (11.4%)
American Express Co.	105,344	6,445
Berkshire Hathaway, Inc., Class B	(a)1,143	4,120
Chicago Mercantile Exchange Holdings, Inc., Class A	4,151	2,218
Moody's Corp.	67,763	4,215
		16,998
Foods (1.5%)
Tesco plc ADR	88,608	2,232
Health Care Services (1.6%)
Dade Behring Holdings, Inc.	44,256	2,351
Hotel/Motel (2.9%)
Accor S.A.	25,027	2,226
Marriott International, Inc., Class A	49,304	2,132
		4,358
Insurance: Multi-Line (1.5%)
Loews Corp.	44,843	2,286
Investment Management Companies (0.1%)
Fortress Investment Group LLC, Class A	5,838	139
Materials & Processing — Miscellaneous (6.0%)
Monsanto Co.	133,322	9,004
Radio & TV Broadcasters (2.9%)
Grupo Televisa S.A. ADR	159,493	4,404
Real Estate Investment Trusts (6.0%)
Brookfield Asset Management, Inc., Class A	225,379	8,993
Restaurants (3.0%)
McDonald's Corp.	44,691	2,268
Starbucks Corp.	(a)84,830	2,226
		4,494
Retail (18.8%)
Abercrombie & Fitch Co., Class A	35,841	$2,616
Amazon.com, Inc.	(a)103,709	7,095
Costco Wholesale Corp.	74,536	4,362
eBay, Inc.	(a)218,742	7,039
Sears Holdings Corp.	(a)41,240	6,990
		28,102
Services: Commercial (1.8%)
Corporate Executive Board Co.	41,808	2,714
Shipping (2.1%)
C.H. Robinson Worldwide, Inc.	60,029	3,153
Shoes (1.5%)
Nike Inc., Class B	38,413	2,239
Steel (2.2%)
Nucor Corp.	55,802	3,273
Utilities: Telecommunications (7.9%)
America Movil S.A. de C.V., Class L ADR	82,912	5,135
China Mobile Ltd., ADR	31,570	1,701
Research In Motion Ltd.	(a)17,606	3,521
Sprint Nextel Corp.	69,132	1,432
		11,789
Utilities: Water (0.9%)
Veolia Environnement ADR	17,493	1,372
Wholesalers (1.3%)
Li & Fung Ltd.	540,000	1,944
Total Common Stocks (Cost $114,146)		146,831
Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $2,792)	(d)2,792,208	2,792
Total Investments (100.0%) (Cost $116,938)		149,623
Liabilities in Excess of Other Assets (0.0%)		(42)
Net Assets (100%)		$149,581

(a)	Non-income producing security.
(b)	Security was valued at fair value — At June 30, 2007, the Portfolio held fair valued security valued at less than $500, representing less than 0.05% of net assets.
(c)	Security has been deemed illiquid at June 30, 2007.
(d)	See Note H to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
@	Value is less than $500.
ADR	American Depository Receipt

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Equity Growth Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Equity Growth Portfolio

Statement of Assets and Liabilities

June 30, 2007
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $114,146)	$146,831
Investment in Security of Affiliated Issuer, at Value (Cost $2,792)	2,792
Cash	3
Receivable for Investments Sold	2,089
Foreign Currency (Cost $99)	99
Dividends Receivable	79
Interest Receivable	17
Receivable for Portfolio Shares Sold	3
Receivable from Affiliate	@—
Other Assets	2
Total Assets	151,915
Liabilities:
Payable for Investments Purchased	1,777
Payable for Portfolio Shares Redeemed	260
Investment Advisory Fees Payable	192
Administration Fees Payable	31
Custodian Fees Payable	6
Distribution Fees — Class II Shares	5
Directors’ Fees and Expenses Payable	2
Other Liabilities	61
Total Liabilities	2,334
NET ASSETS	$149,581
Net Assets Consist of:
Paid-in Capital	$144,379
Undistributed (Distributions in Excess of) Net Investment Income	114
Accumulated Net Realized Gain (Loss)	(27,597)
Unrealized Appreciation (Depreciation) on:
Investments	32,685
Foreign Currency Translations	@—
Net Assets	$149,581
CLASS I:
Net Assets	$124,721
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,895,515 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$18.09
CLASS II:
Net Assets	$24,860
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,387,763 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$17.91

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report - June 30, 2007 (unaudited)

Equity Growth Portfolio

Statement of Operations

Six Months Ended
June 30, 2007
(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $32 Foreign Taxes Withheld)	$715
Interest from Securities of Unaffiliated Issuers	45
Interest from Security of Affiliated Issuer	25
Total Investment Income	785
Expenses:
Investment Advisory Fees (Note B)	375
Administration Fees (Note C)	188
Distribution Fees — Class II Shares (Note D)	43
Shareholder Reporting Fees	30
Custodian Fees (Note E)	12
Professional Fees	11
Directors’ Fees and Expenses	2
Other	19
Total Expenses	680
Distribution Fees — Class II Shares Waived (Note D)	(12)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(1)
Expense Offset (Note E)	@—
Net Expenses	667
Net Investment Income (Loss)	118
Net Realized Gain (Loss) on:
Investments Sold	9,212
Foreign Currency Transactions	(1)
Net Realized Gain (Loss)	9,211
Change in Unrealized Appreciation (Depreciation) on:
Investments	4,776
Foreign Currency Translations	@—
Net Change in Unrealized Appreciation (Depreciation)	4,776
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	13,987
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,105

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Equity Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2007	Year Ended
	(unaudited)	December 31, 2006
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$118	$(375)
Net Realized Gain (Loss)	9,211	7,398
Net Change in Unrealized Appreciation (Depreciation)	4,776	(1,245)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,105	5,778
Capital Share Transactions:(1)
Class I:
Subscriptions	3,245	13,506
Redemptions	(15,263)	(35,254)
Class II:
Subscriptions	1,149	3,700
Redemptions	(3,222)	(4,765)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(14,091)	(22,813)
Total Increase (Decrease) in Net Assets	14	(17,035)
Net Assets:
Beginning of Period	149,567	166,602
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $114 and $(4), respectively)	$149,581	$149,567

(1) Capital Share Transactions:
Class I:
Shares Subscribed	188	863
Shares Redeemed	(874)	(2,235)
Net Increase (Decrease) in Class I Shares Outstanding	(686)	(1,372)
Class II:
Shares Subscribed	67	236
Shares Redeemed	(186)	(307)
Net Increase (Decrease) in Class II Shares Outstanding	(119)	(71)

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report - June 30, 2007

Financial Highlights

Equity Growth Portfolio

	Class I
	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$16.48		$15.83	$13.75	$12.78	$10.23	$14.20
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.02		(0.03)	(0.01)	0.07	0.03	0.02
Net Realized and Unrealized Gain (Loss)	1.59		0.68	2.16	0.92	2.52	(3.97)
Total from Investment Operations	1.61		0.65	2.15	0.99	2.55	(3.95)
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.07)	(0.02)	—	(0.02)
Net Asset Value, End of Period	$18.09		$16.48	$15.83	$13.75	$12.78	$10.23
Total Return ±	9.77	%††	4.11%	15.71%	7.77%	24.93§ %	(27.81)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$124,721		$124,941	$141,764	$150,361	$102,680	$84,429
Ratio of Expenses to Average Net Assets(1)	0.85	%**	0.84%	0.83%	0.85%	0.85%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.20	%**	(0.21)%	(0.09)%	0.53%	0.29%	0.18%
Portfolio Turnover Rate	26	%††	63%	84%	177%	132%	142%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A		N/A	N/A	0.89%	0.94%	0.95%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	N/A	0.49%	0.20%	0.08%

#	Per share amount is based on average shares outstanding.
**	Annualized
††	Not Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

§

The total return was positively impacted by approximately 0.26% due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio's holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, Class I’s total return would be approximately 24.67%.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report - June 30, 2007

Financial Highlights

Equity Growth Portfolio

	Class II
						Period from
	Six Months Ended					May 5, 2003*
	June 30, 2007		Year Ended December 31,			to December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$ 16.34		$ 15.74	$ 13.68	$ 12.75	$ 10.92
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	(0.00	)†	(0.07)	(0.05)	0.05	(0.00	)†
Net Realized and Unrealized Gain (Loss) on Investments	1.57		0.67	2.16	0.90	1.83
Total from Investment Operations	1.57		0.60	2.11	0.95	1.83
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.05)	(0.02)	—
Net Asset Value, End of Period	$ 17.91		$ 16.34	$ 15.74	$ 13.68	$ 12.75
Total Return ±	9.61	%††	3.81%	15.48%	7.43%	16.76	%††§
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$ 24,860		$ 24,626	$ 24,838	$ 18,797	$ 7,455
Ratio of Expenses to Average Net Assets (1)	1.10	%**	1.09%	1.08%	1.10%	1.10	%**
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.05	)%**	(0.45)%	(0.33)%	0.39%	0.04	%**
Portfolio Turnover Rate	26	%††	63%	84%	177%	132	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.20	%**	1.19%	1.18%	1.24%	1.29	%**
Net Investment Income (Loss) to Average Net Assets	(0.15	)%**	(0.55)%	(0.43)%	0.26%	(0.15	)%**

#	Per share amount is based on average shares outstanding.
*	Commencement of Operations
**	Annualized
†	Amount is less than $0.005 per share.
††	Not Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

§

The total return was positively impacted by approximately 0.26% due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio's holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, Class II’s total return would be approximately 16.50%.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Equity Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.        Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.       Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.       New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact

11

The Universal Institutional Funds, Inc.

Semi-Annual Report - June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

the adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

4.        Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $1	From $2
First $1	billion to	billion to	More than
billion	$2 billion	$3 billion	$3 billion
0.50%	0.45%	0.40%	0.35%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85% for Class I shares and 1.10% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2007, this waiver amounted to $12,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency. The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions		2005 Distributions
Paid From:		Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$744	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to net investment losses, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in Excess of) Net Investment	Accumulated Net Realized	Paid-in
Income (Loss) (000)	Gain (Loss) (000)	Capital (000)
$375	$—	$(375)

At December 31, 2006, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2007, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
Cost (000)	Appreciation (000)	Depreciation (000)	Appreciation (Depreciation) (000)
$116,938	$36,072	$(3,387)	$32,685

At December 31, 2006, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $35,816,000, of which, $1,807,000 will expire on December 31, 2009, $27,091,000 will expire on December 31, 2010 and $6,918,000 will expire on December 31, 2011.

Additionally, approximately $604,000 of capital loss carryforward has been brought forward as a result of the Portfolio’s merger with the LSA Equity Growth, LSA Capital Growth and LSA Blue Chip Funds. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may apply. This acquired capital loss carryforward is expected to expire between 2009-2010.

During the year ended December 31, 2006, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $7,375,000, of which approximately $622,000 of capital losses was acquired from the LSA Equity Growth and LSA Capital Growth Funds were utilized for federal tax purposes during the year ended December 31, 2006.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administration fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by $1,000 relating to the Portfolio’s investment in the Liquidity Fund. Income distributions earned by the Portfolio are recorded as interest from affiliates in the Statement of Operations and totaled $25,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $14,172,000 and $11,380,000, respectively.

For the six months ended June 30, 2007, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $38,673,000 and $52,871,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2007.

I. Other: At June 30, 2007, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 67.9% and 90.8%, for Class I and Class II shares, respectively.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael Nugent Chairman of the Board and Director
Michael Bozic
Kathleen A. Dennis	Ronald E. Robison President and Principal Executive Officer

James F. Higgins	J. David Germany Vice President
Dr. Manuel H. Johnson
Joseph J. Kearns	Dennis F. Shea Vice President

Michael F. Klein	Amy R. Doberman Vice President
W. Allen Reed
Fergus Reid	Carsten Otto Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Thomas A. Perugini
One Tower Bridge	Assistant Treasurer
100 Front Street, Suite 1100 West Conshohocken, PA 19428-2899	Mary E. Mullin
Secretary
Custodian
JPMorgan Chase Bank, N.A. 270 Park Avenue New York, New York 10017	Legal Counsel Clifford Chance US LLP 31 West 52nd Street New York, New York 10019-6131 Independent Registered Public Accounting Firm
Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-800-281-2715.

IU07-02947P-Y06/07

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Global Franchise Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Expense Example

Global Franchise Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2007	June 30, 2007	January 1, 2007 — June 30, 2007
Class II
Actual	$1,000.00	$1,092.10	$6.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.94	5.91

* Expenses are equal to Class II shares’ net expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the annualized one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one- and three-year periods ended November 30, 2006 and for the period April 30, 2003 to November 30, 2006, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate was acceptable as the total expense ratio was competitive with its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

		Value
	Shares	(000)
Common Stocks (97.1%)
Finland (3.5%)
Kone OYJ, Class B	103,193	$6,531
France (7.6%)
Groupe Danone	56,088	4,556
Pernod-Ricard S.A.	23,086	5,123
Sanofi-Aventis	57,643	4,689
		14,368
Ireland (2.4%)
C&C Group plc	334,040	4,512
Japan (2.1%)
Kao Corp.	154,000	3,990
Netherlands (7.6%)
Reed Elsevier N.V.	237,839	4,552
Royal Numico N.V.	42,100	2,195
Wolters Kluwer N.V.	248,439	7,616
		14,363
Spain (3.5%)
Altadis S.A.	98,569	6,564
Sweden (3.6%)
Swedish Match AB	353,441	6,847
Switzerland (4.6%)
Nestle S.A. (Registered)	11,476	4,378
Novartis AG (Registered)	74,855	4,228
		8,606
United Kingdom (34.3%)
British American Tobacco plc	451,830	15,406
Cadbury Schweppes plc	703,155	9,602
Diageo plc	217,614	4,531
GlaxoSmithKline plc	199,202	5,220
Imperial Tobacco Group plc	181,483	8,407
Reckitt Benckiser plc	153,597	8,436
SMG plc	276,167	286
Unilever plc	189,933	6,160
WPP Group Plc	434,181	6,526
		64,574
United States (27.9%)
Altria Group, Inc.	120,193	8,430
Brown-Forman Corp., Class B	59,071	4,317
Career Education Corp.	(a)132,239	4,466
Fortune Brands, Inc.	69,335	5,711
Harley-Davidson, Inc.	67,412	4,019
Kellogg Co.	94,381	4,888
Kimberly-Clark Corp.	59,938	4,009
New York Times Co. (The), Class A	141,942	3,605
Pfizer, Inc.	273,485	6,993
Scotts Miracle-Gro, Co. (The), Class A	99,458	4,271
Weight Watchers International, Inc.	36,686	1,865
		52,574
Total Common Stocks (Cost $139,982)		182,929

Short-Term Investment (0.4%)
United States (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (Cost $670)	(b)669,710	$670
Total Investments (97.5%) (Cost $140,652)		183,599
Other Assets in Excess of Liabilities (2.5%)		4,758
Net Assets (100%)		$188,357

(a)	Non-income producing security
(b)	See Note H to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to			Settlement	Exchange			Appreciation
Deliver		Value		For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	23	$31	7/2/07	USD	31	$31	$ @—
GBP	1,490	2,992	7/2/07	USD	2,983	2,983	(9)
GBP	166	333	7/3/07	USD	332	332	(1)
GBP	15,495	31,108	7/24/07	USD	31,027	31,027	(81)
USD	183	183	7/3/07	EUR	136	184	1
		$34,647				$34,557	$(90)

EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
@		Value is less than $500.

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities

June 30, 2007 (000)

Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $139,982)	$182,929
Investment in Security of Affiliated Issuer, at Value (Cost $670)	670
Receivable for Invesments Sold	4,294
Foreign Currency (Cost $2,171)	2,185
Dividends Receivable	257
Foreign Withholding Tax Reclaim Receivable	90
Receivable for Portfolio Shares Sold	44
Interest Receivable	14
Receivable from Affiliates	1
Unrealized Appreciation on Foreign Currency Exchange Contracts	1
Other Assets	3
Total Assets	190,488
Liabilities:
Payable for Investments Purchased	1,491
Investment Advisory Fees Payable	373
Unrealized Depreciation on Foreign Currency Exchange Contracts	91
Payable for Portfolio Shares Redeemed	79
Administration Fees Payable	39
Custodian Fees Payable	9
Distribution Fees — Class II Shares	8
Other Liabilities	41
Total Liabilities	2,131
NET ASSETS	$188,357
Net Assets Consist of:
Paid-in Capital	$124,190
Undistributed (Distributions in Excess of) Net Investment Income	3,375
Accumulated Net Realized Gain (Loss)	17,904
Unrealized Appreciation (Depreciation) on:
Investments	42,947
Foreign Currency Exchange Contracts and Translations	(59)
Net Assets	$188,357
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,568,522 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$19.69

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Global Franchise Portfolio

Statement of Operations

Six Months Ended
June 30, 2007
(000)

Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $164 Foreign Taxes Withheld)	$3,586
Interest from Securities of Unaffiliated Issuers	79
Interest from Security of Affiliated Issuer	52
Total Investment Income	3,717
Expenses:
Investment Advisory Fees (Note B)	718
Distribution Fees — Class II Shares (Note D)	314
Administration Fees (Note C)	225
Custodian Fees (Note E)	18
Shareholder Reporting Fees	12
Professional Fees	10
Directors’ Fees and Expenses	2
Other	26
Total Expenses	1,325
Distribution Fees — Class II Shares Waived (Note D)	(269)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(1)
Expense Offset (Note E)	@—
Net Expenses	1,055
Net Investment Income (Loss)	2,662
Realized Gain (Loss) on:
Investments Sold	3,442
Foreign Currency Transactions	(1,764)
Net Realized Gain (Loss)	1,678
Change in Unrealized Appreciation (Depreciation) on:
Investments	10,393
Foreign Currency Exchange Contracts and Translations	1,056
Net Change in Unrealized Appreciation (Depreciation)	11,449
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	13,127
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,789

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Global Franchise Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2007	Year Ended
	(unaudited)	December 31, 2006
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$2,662	$2,716
Net Realized Gain (Loss)	1,678	14,856
Net Change in Unrealized Appreciation (Depreciation)	11,449	17,139
Net Increase (Decrease) in Net Assets Resulting from Operations	15,789	34,711
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(2,611)
Net Realized Gain	—	(4,295)
Total Distributions	—	(6,906)
Capital Share Transactions:(1)
Class II:
Subscriptions	10,881	41,860
Distributions Reinvested	—	6,906
Redemptions	(7,705)	(59,652)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	3,176	(10,886)
Total Increase (Decrease) in Net Assets	18,965	16,919
Net Assets:
Beginning of Period	169,392	152,473
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $3,375 and $713, respectively)	$188,357	$169,392

(1) Capital Share Transactions:
Class II:
Shares Subscribed	576	2,541
Shares Issued on Distributions Reinvested	—	432
Shares Redeemed	(403)	(3,463)
Net Increase (Decrease) in Class II Shares Outstanding	173	(490)

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Financial Highlights

Global Franchise Portfolio

	Class II
						Period from
	Six Months Ended					April 30, 2003*
	June 30, 2007		Year Ended December 31,			to December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$18.03		$15.42	$13.81	$12.33	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.28		0.25	0.22	0.16	0.06
Net Realized and Unrealized Gain (Loss)	1.38		2.99	1.43	1.42	2.29
Total from Investment Operations	1.66		3.24	1.65	1.58	2.35
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)	—	(0.02)	—
Net Realized Gain	—		(0.39)	(0.04)	(0.08)	(0.02)
Total Distributions	—		(0.63)	(0.04)	(0.10)	(0.02)
Net Asset Value, End of Period	$19.69		$18.03	$15.42	$13.81	$12.33
Total Return ±	9.21	%††	21.51%	11.98%	12.77%	23.57	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$188,357		$169,392	$152,473	$71,319	$20,370
Ratio of Expenses to Average Net Assets(1)	1.18	%**	1.19%	1.20%	1.20%	1.20	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	2.96	%**	1.51%	1.50%	1.22%	0.74	%**
Portfolio Turnover Rate	9	%††	28%	15%	9%	3	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distirbutor:
Expenses to Average Net Assets	1.48	%**	1.49%	1.54%	1.65%	3.22	%**
Net Investment Income (Loss) to Average Net Assets	2.66	%**	1.21%	1.16%	0.77%	(1.28	)%**

#	Per share amount is based on average shares outstanding.
*	Commencement of Operations
**	Annualized
††	Not Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that the Portfolio’s Sub-Adviser, Morgan Stanley Investment Management Limited (the “Sub-Adviser” or “MSIM Limited”) believes have, among other things, resilient business franchises and growth potential. The Portfolio currently offers Class II shares only, although Class I shares may be offered in the future. The Portfolio has suspended the offering of its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have not previously offered the Portfolio as an investment option. The Portfolio will continue to offer its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have previously offered the Portfolio. The Portfolio may recommence offering its shares to investors through new insurance and variable annuity contracts or qualified pension or retirement plans at such time as the Adviser determines that it would be consistent with prudent portfolio management to do so.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•        investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•        investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2007, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.  New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

6.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500	From $500 million to	More than
million	$1 billion	$1 billion
0.80%	0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.20%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

MSIM Limited, a wholly-owned subsidiary of Morgan Stanley, serves as Sub-Adviser for the Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Portfolio under the supervision of the Adviser. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2007, this waiver amounted to $269,000.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency. The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions Paid From:		2005 Distributions Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$3,234	$3,672	$22	$295

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$(1,496)	$1,496	$—

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$550	$15,675

At June 30, 2007, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$140,652	$44,774	$(1,827)	$42,947

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2006, the Portfolio deferred to January 3, 2007, for U.S. Federal income tax purposes, post-October currency losses of $403,000.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administration fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by $1,000 relating to the Portfolio’s investment in the Liquidity Fund. Income distributions earned by the Portfolio are recorded as interest from affiliates in the Statement of Operations and totaled $52,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $10,528,000 and $9,858,000, respectively.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

For the six months ended June 30, 2007, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $18,871,000 and $14,964,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2007.

I. Other: At June 30, 2007, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 88.9% for Class II shares.

J. Supplemental Proxy Information: At January 25, 2007, a Special Meeting of Shareholders of the Portfolio was held in order to vote on a proposal to change the Portfolio from a diversified fund to a non-diversified fund. The votes were as follows:

For	Against	Abstain	BNV*
9,307,689	1,369,332	1,219,086	0

* Broker “non-votes” are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for the broker does not have discretionary voting authority.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael Nugent
Chairman of the Board and Director

Michael Bozic	Ronald E. Robison
President and Principal Executive Officer

Kathleen A. Dennis	J. David Germany
Vice President

James F. Higgins	Dennis F. Shea
Vice President

Dr. Manuel H. Johnson	Amy R. Doberman
Vice President

Joseph J. Kearns	Carsten Otto
Chief Compliance Officer

Michael F. Klein	Stefanie V. Chang Yu
Vice President

W. Allen Reed	James W. Garrett
Treasurer and Chief Financial Officer

Fergus Reid	Thomas A. Perugini
Assistant Treasurer

Investment Adviser and Administrator	Mary E. Mullin
Morgan Stanley Investment Management Inc.	Secretary
522 Fifth Avenue
New York, New York 10036	Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
Distributor	New York, New York 10019-6131
Morgan Stanley Distribution, Inc.
One Tower Bridge	Independent Registered Public Accounting Firm
100 Front Street, Suite 1100	Ernst & Young LLP
West Conshohocken, PA 19428-2899	200 Clarendon Street
Boston, Massachusetts 02116-5072
Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-800-281-2715.

IU07-02944P-Y06/07

14

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007

Global Real Estate Portfolio

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Expense Example

Global Real Estate Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 — June 30, 2007

Class II
Actual	$1,000.00	$1,008.30	$6.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.85	7.00

* Expenses are equal to Class II shares’ annualized net expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the period April 30, 2006 to November 30, 2006, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper. The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board noted that the Fund’s assets were relatively small. The Board concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund had recently begun operations and had not yet paid fees to the Adviser for a full year as of November 30, 2006, the Board concluded that this was not a factor that needed to be considered at the present time.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder

2

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

3

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (96.1%)
Australia (8.9%)
Centro Properties Group	142,737	$1,029
CFS Retail Property Trust	693,655	1,265
DB RREEF Trust	853,574	1,422
GPT Group	549,551	2,171
Investa Property Group	91,600	227
Macquarie CountryWide Trust	306,100	524
Macquarie Goodman Group	553,975	3,156
Mirvac Group	200,514	969
Stockland Trust Group (New)	474,627	3,279
Westfield Group	610,650	10,334
Westfield Group (New)	(a)10,645	178
		24,554
Austria (0.7%)
Conwert Immobilien Invest AG	(a)30,788	596
Immoeast Immobilien Anlagen AG	(a)27,285	387
IMMOFINANZ Immobilien Anlagen AG	(a)67,844	992
		1,975
Canada (0.2%)
Legacy Hotels REIT	43,515	486
Finland (0.2%)
Sponda Oyj	42,526	620
France (3.1%)
Fonciere Des Regions REIT	1,879	276
Gecina S.A. REIT	5,420	909
Klepierre REIT	4,763	812
Silic REIT	3,862	625
Unibail-Rodamco REIT	22,682	5,837
		8,459
Germany (0.5%)
Alstria Office AG	(a)38,181	773
IVG Immobilien AG	15,347	601
		1,374
Hong Kong (10.9%)
Champion REIT	1,173,000	672
China Overseas Land & Investment Ltd.	708,000	1,105
China Resources Land Ltd.	258,000	390
Guangzhou R&F Properties Co., Ltd.	368,400	1,128
Hang Lung Properties Ltd.	556,000	1,916
Henderson Land Development Co., Ltd.	494,000	3,364
Hongkong & Shanghai Hotels (The)	171,000	302
Hongkong Land Holdings Ltd.	1,203,000	5,414
Hysan Development Co., Ltd.	540,038	1,437
Kerry Properties Ltd.	182,000	1,143
KWG Property Holdings Ltd.	(a)17,000	16
New World China Land Ltd.	385,200	328
New World Development Ltd.	1,267,000	3,170
Sino Land Co.	333,376	694
Shui On Land Ltd.	309,000	277
Sun Hung Kai Properties Ltd.	560,000	6,739
Swire Pacific Ltd., Class A	106,500	1,184
Wharf Holdings Ltd.	165,000	$659
		29,938
Italy (0.8%)
Aedes S.p.A.	22,555	169
Beni Stabili S.p.A.	758,561	1,110
Risanamento S.p.A	(a)105,246	777
		2,056
Japan (14.4%)
Aeon Mall Co., Ltd.	6,600	203
BLife Investment Corp. REIT	63	359
Daibiru Corp.	34,400	478
Goldcrest Co. Ltd.	10,970	562
Japan Hotel and Resort, Inc. REIT	94	512
KK DaVinci Advisors	(a)584	512
Mitsubishi Estate Co., Ltd.	414,000	11,264
Mitsui Fudosan Co., Ltd.	334,000	9,386
Mori Hills Investment Corp. REIT	42	413
Mori Trust Sogo, Inc. REIT	33	375
Nippon Building Fund, Inc. REIT	158	2,195
Nomura Real Estate Holdings, Inc.	12,200	397
Nomura Real Estate Office Fund, Inc. REIT	69	746
NTT Urban Development Corp.	793	1,539
Sumitomo Realty & Development Co., Ltd.	245,000	7,999
TOC Co., Ltd.	47,000	485
Tokyo Tatemono Co., Ltd.	81,000	1,011
Tokyu Land Corp.	119,000	1,269
		39,705
Netherlands (1.2%)
Corio N.V.	7,837	617
Eurocommercial Properties N.V.	28,668	1,487
ProLogis European Properties	46,085	807
Vastned Retail N.V. REIT	1,434	126
Wereldhave N.V.	2,229	312
		3,349
Singapore (4.5%)
Ascott Group Ltd. (The)	29,000	35
Cambridge Industrial Trust REIT	442,000	2,339
CapitaCommercial Trust REIT	475,800	911
CapitaMall Trust REIT	337,000	929
CapitaRetail China Trust REIT	(a)201,200	415
K-REIT Asia REIT	44,000	82
Keppel Land Ltd.	133,000	760
Macquarie MEAG Prime REIT	1,356,000	1,098
Mandarin Oriental International Ltd.	222,000	495
Singapore Land Ltd.	48,000	358
Suntec REIT	624,000	791
United Industrial Corp., Ltd.	1,455,000	3,327
Wheelock Properties S Ltd.	397,000	897
		12,437
Sweden (0.9%)
Castellum AB	66,106	800
Fabege AB	15,062	166
Hufvudstaden AB, Class A	125,856	1,454
		2,420

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

		Value
	Shares	(000)
Switzerland (0.4%)
Allreal Holding AG	1,373	$154
PSP Swiss Property AG	(a)14,704	826
		980
United Kingdom (11.3%)
Big Yellow Group plc	23,750	251
British Land Co. plc	223,707	6,020
Brixton Estate plc	163,443	1,439
Capital & Regional Properties plc	51,197	1,196
Derwent Valley Holdings plc	47,570	1,753
Grainger Trust plc	42,177	478
Great Portland Estates plc	109,153	1,452
Hammerson plc	83,162	2,395
Insight Foundation Property Trust Ltd. REIT	159,294	381
Land Securities Group plc	185,425	6,490
Liberty International plc	109,753	2,523
Minerva plc	(a)146,760	1,042
Quintain Estates & Development plc	73,457	1,195
Segro plc	178,144	2,236
Shaftesbury plc	113,978	1,350
Unite Group plc	121,431	981
Warner Estate Holdings plc	3,000	40
		31,222
United States (38.1%)
Acadia Realty Trust REIT	25,710	667
AMB Property Corp. REIT	45,330	2,412
American Campus Communities, Inc.	9,095	257
Apartment Investment & Management Co. REIT	7,390	373
Archstone-Smith Trust REIT	86,650	5,122
Assisted Living Concepts, Inc.	(a)61,860	659
AvalonBay Communities, Inc. REIT	35,335	4,201
Boston Properties, Inc. REIT	41,935	4,283
Brandywine Realty Trust REIT	68,683	1,963
BRE Properties, Inc. REIT	44,567	2,642
Brookfield Homes Corp.	6,473	188
Brookfield Properties Corp.	238,642	5,801
Camden Property Trust REIT	18,160	1,216
Cedar Shopping Centers, Inc. REIT	13,410	192
Cogdell Spencer, Inc. REIT	520	11
Colonial Properties Trust REIT	11,324	413
DCT Industrial Trust, Inc. REIT	5,430	58
DiamondRock Hospitality Co. REIT	1,240	24
Douglas Emmett, Inc. REIT	10,850	268
Duke Realty Corp.	1,410	50
Eastgroup Properties, Inc. REIT	3,870	170
Equity Lifestyle Properties, Inc.	(a)12,540	654
Equity One, Inc. REIT	1,762	45
Equity Residential REIT	163,809	7,475
Essex Property Trust, Inc. REIT	17,166	1,996
Federal Realty Investment Trust REIT	36,045	2,785
Forest City Enterprises, Inc., Class A	26,635	1,637
Gaylord Entertainment Co.	(a)11,235	603
General Growth Properties, Inc. REIT	59,830	3,168
GMH Communities Trust REIT	11,000	107
Health Care Property Investors, Inc. REIT	32,385	937
Healthcare Realty Trust, Inc. REIT	53,355	1,482
Hersha Hospitality Trust REIT	22,465	$266
Highwood Properties, Inc. REIT	23,623	886
Hilton Hotels Corp.	103,075	3,450
Host Hotels & Resorts, Inc. REIT	219,320	5,071
Kilroy Realty Corp. REIT	10,330	732
LaSalle Hotel Properties REIT	10,160	441
Liberty Property Trust REIT	44,170	1,940
Macerich Co. (The) REIT	40,987	3,378
Mack-Cali Realty Corp. REIT	64,725	2,815
Maguire Properties, Inc. REIT	12,430	427
Manor Care, Inc.	3,290	215
Mid-America Apartment Communities, Inc. REIT	10,990	577
Morgans Hotel Group Co.	(a)3,870	94
Parkway Properties, Inc. REIT	1,287	62
Plum Creek Timber Co., Inc. REIT	20,707	863
Post Properties, Inc. REIT	28,562	1,489
ProLogis REIT	20,960	1,193
Public Storage, Inc. REIT	34,174	2,625
Ramco-Gershenson Properties Trust REIT	6,000	216
Regency Centers Corp. REIT	44,690	3,151
Senior Housing Properties Trust REIT	21,930	446
Simon Property Group, Inc. REIT	92,170	8,575
SL Green Realty Corp. REIT	11,695	1,449
Sovran Self Storage, Inc. REIT	10,865	523
Starwood Hotels & Resorts Worldwide, Inc.	83,125	5,575
Strategic Hotels & Resorts, Inc. REIT	84,707	1,905
Sunstone Hotel Investors, Inc. REIT	18,666	530
Taubman Centers, Inc. REIT	4,590	228
Tenet Healthcare Corp.	(a)46,165	300
Vornado Realty Trust REIT	32,520	3,572
		104,853
Total Common Stocks (Cost $250,268)		264,428

	No. of
	Rights
Rights (0.0%)
Australia (0.0%)
Westfield Group, expiring 7/21/07	(a)610,650	@—
Hong Kong (0.0%)
New World Development Ltd., expiring 7/31/07	(a)1,267,000	@—
Total Rights (Cost $0)		@—

	Shares
Short-Term Investment (4.0%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $11,145)	(b)11,144,782	11,145
Total Investments (100.1%) (Cost $261,413)		275,573
Liabilities in Excess of Other Assets (-0.1%)		(273)
Net Assets (100%)		$275,300

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

(a)	Non-income producing security.
(b)	See Note H to the financials statements regarding investment in Morgan
Stanley Institutional Liquidity Money Market Portfolio — Institutional
Class.
@	Value is less than $500.
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	153	$207	7/3/07	GBP	103	$207	$ @—
EUR	178	240	7/3/07	SEK	1,641	239	(1)
HKD	18	2	7/2/07	USD	2	2	@—
JPY	2,310	19	7/2/07	USD	19	19	@—
JPY	2,277	18	7/2/07	USD	18	18	@—
JPY	158	1	7/2/07	USD	1	1	@—
JPY	1,332	11	7/2/07	USD	11	11	@—
SGD	7	5	7/2/07	USD	5	5	@—
SGD	22	14	7/3/07	USD	14	14	@—
USD	16	16	7/3/07	JPY	125	16	@—
		$533				$532	$(1)

EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities

June 30, 2007
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $250,268)	$264,428
Investment in Security of Affiliated Issuer, at Value (Cost $11,145)	11,145
Foreign Currency (Cost $1,894)	1,906
Dividends Receivable	794
Receivable for Portfolio Shares Sold	734
Receivable for Investments Sold	89
Foreign Withholding Tax Reclaim Receivable	46
Interest Receivable	40
Receivable from Affiliate	2
Other Assets	2
Total Assets	279,186
Liabilities:
Payable for Investments Purchased	2,799
Investment Advisory Fees Payable	549
Payable for Portfolio Shares Redeemed	171
Bank Overdraft Payable	124
Administration Fees Payable	57
Distribution Fees — Class II Shares	57
Custodian Fees Payable	40
Unrealized Depreciation on Foreign Currency Exchange Contracts	1
Other Liabilities	88
Total Liabilities	3,886
NET ASSETS	$275,300
Net Assets Consist of:
Paid-in Capital	$254,764
Undistributed (Distributions in Excess of) Net Investment Income	(753)
Accumulated Net Realized Gain (Loss)	7,118
Unrealized Appreciation (Depreciation) on:
Investments	14,160
Foreign Currency Exchange Contracts and Translations	11
Net Assets	$275,300
Net Asset Value, Offering and Redemption Price Per Share Applicable to 22,581,685 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.19

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Global Real Estate Portfolio

Statement of Operations

Six Months Ended
June 30, 2007
(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $178 Foreign Taxes Withheld)	$2,413
Interest from Securities of Unaffiliated Issuers	141
Interest from Security of Affiliated Issuer	94
Total Investment Income	2,648
Expenses:
Investment Advisory Fees (Note B)	996
Distribution Fees — Class II Shares (Note D)	410
Administration Fees (Note C)	293
Custodian Fees (Note E)	65
Shareholder Reporting Fees	35
Professional Fees	14
Directors’ Fees and Expenses	2
Other	20
Total Expenses	1,835
Distribution Fees — Class II Shares Waived (Note D)	(117)
Investment Advisory Fees Voluntarily Waived (Note B)	(76)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(2)
Expense Offset (Note E)	@—
Net Expenses	1,640
Net Investment Income (Loss)	1,008
Realized Gain (Loss) on:
Investments Sold	6,472
Foreign Currency Transactions	26
Net Realized Gain (Loss)	6,498
Change in Unrealized Appreciation (Depreciation) on:
Investments	(11,382)
Foreign Currency Exchange Contracts and Translations	6
Net Change in Unrealized Appreciation (Depreciation)	(11,376)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(4,878)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,870)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007

Global Real Estate Portfolio

Statement of Changes in Net Assets

	Six Months Ended June 30, 2007 (unaudited)	Period Ended December 31, 2006*
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,008	$632
Net Realized Gain (Loss)	6,498	1,475
Net Change in Unrealized Appreciation (Depreciation)	(11,376)	25,547
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,870)	27,654
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(2,534)
Net Realized Gain	—	(728)
Total Distributions	—	(3,262)
Capital Share Transactions:(1)
Class II:
Subscriptions	109,180	168,089
Distributions Reinvested	—	3,262
Redemptions	(10,160)	(15,593)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	99,020	155,758
Total Increase (Decrease) in Net Assets	95,150	180,150
Net Assets:
Beginning of Period	180,150	—
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $(753), and $(1,761) respectively)	$275,300	$180,150

(1) Capital Share Transactions:
Class II:
Shares Subscribed	8,490	16,140
Shares Issued on Distributions Reinvested	—	271
Shares Redeemed	(806)	(1,513)
Net Increase (Decrease) in Class II Shares Outstanding	7,684	14,898

* For the period from April 28, 2006 (commencement of operations) to December 31, 2006.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007

Financial Highlights

Global Real Estate Portfolio

	Class II
			Period from
	Six Months Ended		April 28, 2006*
	June 30,2007		to December 31,
Selected Per Share Data and Ratios	(unaudited)		2006
Net Asset Value, Beginning of Period	$12.09		$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.05		0.08
Net Realized and Unrealized Gain (Loss)	0.05		2.23
Total from Investment Operations	0.10		2.31
Distributions from and/or in Excess of:
Net Investment Income	—		(0.17)
Net Realized Gain	—		(0.05)
Total Distributions	—		(0.22)
Net Asset Value, End of Period	$12.19		$12.09
Total Return ±	0.83	%†	23.15	%†
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$275,300		$180,150
Ratio of Expenses to Average Net Assets (1)	1.40	%**	1.40	%**
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.86	%**	1.05	%**
Portfolio Turnover Rate	10	%†	8	%†

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.57	%**	1.86	%**
Net Investment Income (Loss) to Average Net Assets	0.69	%**	0.60	%**

#      Per share amount is based on average shares outstanding.

*      Commencement of Operations

**   Annualized

†      Not Annualized

±      Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Real Estate Portfolio. The Portfolio seeks a combination of current income and capital appreciation, by investing primarily in equity securities of companies in the real estate industry located throughout the world, including Real Estate Operating Companies, Real Estate Investment Trusts (REITs) and similar entities established outside the U.S. (foreign real estate companies). The Portfolio currently offers Class II shares only, although Class I shares may be offered in the future. The Portfolio commenced operations on April 28, 2006.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.     Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.     Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•      investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•      investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

11

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2007, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

4.     Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.     New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

6.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable

12

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based of 0.85% of the average daily net assets of the Portfolio.

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.40%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2007, this waiver amounted to $76,000.

Morgan Stanley Investment Management Limited, (the “MSIM Limited”) and Morgan Stanley Investment Management Company (the “MSIM Company”), each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisers (the “Sub-Advisers”) for the Portfolio on a day-to-day basis. MSIM Limited and MSIM Company each select, buy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays each of the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2007, this waiver amounted to $117,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are

13

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

accrued based on the value of investments denominated in such currency. The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 was as follows:

2006 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)
$3,195	$67

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, nondeductibility of offering costs and gains on certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in Excess of) Net Investment	Accumulated Net Realized	Paid-in
Income (Loss) (000)	Gain (Loss) (000)	Capital (000)
$141	$(127)	$(14)

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,438	$226

At June 30, 2007, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)
(000)	(000)	(000)	(000)
$261,413	$19,860	$(5,700)	$14,160

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administration fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by $2,000 relating to the Portfolio’s investment in the Liquidity Fund. Income distributions earned by the Portfolio are recorded as interest from affiliates in the Statement of Operations and totaled $94,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $24,515,000 and $13,370,000, respectively.

For the six months ended June 30, 2007, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $121,064,000 and $23,569,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2007.

During the six months ended June 30, 2007, the Portfolio incurred $1,069 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

I. Other:  At June 30, 2007, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 93.6% for Class II shares.

14

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2007 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael Nugent
Chairman of the Board and Director

Michael Bozic	Ronald E. Robison
President and Principal Executive Officer

Kathleen A. Dennis	J. David Germany
Vice President

James F. Higgins	Dennis F. Shea
Vice President

Dr. Manuel H. Johnson	Amy R. Doberman
Vice President

Joseph J. Kearns	Carsten Otto
Chief Compliance Officer

Michael F. Klein	Stefanie V. Chang Yu
Vice President

W. Allen Reed	James W. Garrett
Treasurer and Chief Financial Officer

Fergus Reid	Thomas A. Perugini
Assistant Treasurer

Investment Adviser and Administrator	Mary E. Mullin
Morgan Stanley Investment Management Inc.	Secretary
522 Fifth Avenue
New York, New York 10036	Legal Counsel
Clifford Chance US LLP
Distributor	31 West 52nd Street
Morgan Stanley Distribution, Inc.	New York, New York 10019-6131
One Tower Bridge
100 Front Street, Suite 1100	Independent Registered Public Accounting Firm
West Conshohocken, PA 19428-2899	Ernst & Young LLP
200 Clarendon Street
Custodian	Boston, Massachusetts 02116-5072
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-800-281-2715.

IU07-02946P-Y06/07

15

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2007

High Yield Portfolio

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2007 (unaudited)

Expense Example

High Yield Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Please note that ‘‘Expenses Paid During Period’’ are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note D in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 — June 30, 2007
Actual	$1,000.00	$1,025.10	$3.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.88	3.96

* Expenses are equal to the Portfolio’s annualized net expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund’s investment strategy or investment personnel. The Board concluded that the Portfolio can reasonably be expected to be competitive with that of its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to the Portfolio’s investment strategy and/or investment personnel.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”). The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (94.4%)
Aerospace (2.0%)
Hexcel Corp.
6.75%, 2/1/15		$395	$385
K&F Acquisition, Inc.
7.75%, 11/15/14		480	511
			896
Asset Backed Corporate (0.4%)
Bear Stearns Structured Products, Inc.
IO
0.49%, 4/25/37		(a)4,576	193
Broadcasting (1.4%)
LIN Television Corp.
6.50%, 5/15/13		(b)325	319
6.50%, 5/15/13		95	94
Univision Communications, Inc. PIK
9.75%, 3/15/15		(a)(b)235	233
			646
Cable (4.0%)
Cablevision Systems Corp.
9.82%, 4/1/09		(c)480	504
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.00%, 10/1/15		156	164
Echostar DBS Corp.
6.38%, 10/1/11		460	452
Intelsat Subsidiary Holding Co., Ltd.
8.63%, 1/15/15		350	361
8.87%, 1/15/15		(c)200	205
NTL Cable plc
8.75%, 4/15/14		(b)60	62
PanAmSat Corp.
9.00%, 8/15/14		52	54
			1,802
Chemicals (4.9%)
Equistar Chemicals LP/Equistar Funding Corp.
10.13%, 9/1/08		155	162
10.63%, 5/1/11		77	81
Innophos, Inc.
8.88%, 8/15/14		235	245
Innophos Holdings, Inc.
9.50%, 4/15/12		(a)150	153
Koppers, Inc.
9.88%, 10/15/13		160	172
Koppers Holdings, Inc.
Zero Coupon, 11/15/14		(d)210	180
Nalco Co.
7.75%, 11/15/11		(b)230	233
8.88%, 11/15/13		330	344
Rockwood Specialties Group, Inc.
7.63%, 11/15/14	EUR	105	149
Terra Capital, Inc.
7.00%, 2/1/17		$ (b)270	262
Westlake Chemical Corp.
6.63%, 1/15/16		$ (b)265	$252
			2,233
Collateralized Mortgage Obligation — Non Agency Collateral Series (0.4%)
Residential Accredit Loans, Inc.
2.42%, 5/25/47		(a)2,850	165
Consumer Products (1.2%)
Jarden Corp.
7.50%, 5/1/17		(b)325	322
Oxford Industries, Inc.
8.88%, 6/1/11		205	213
			535
Diversified Media (4.0%)
CanWest Media, Inc.
8.00%, 9/15/12		503	502
Dex Media East LLC/Dex Media East Finance Co.
12.13%, 11/15/12		147	159
Dex Media West LLC/Dex Media West Finance Co.
9.88%, 8/15/13		219	235
Idearc, Inc.
8.00%, 11/15/16		400	406
Interpublic Group of Cos., Inc.
6.25%, 11/15/14		190	175
Valassis Communications, Inc.
8.25%, 3/1/15		(a)(b)350	343
			1,820
Energy (10.2%)
Chaparral Energy, Inc.
8.50%, 12/1/15		400	393
8.88%, 2/1/17		(a)60	59
CHC Helicopter Corp.
7.38%, 5/1/14		570	546
Chesapeake Energy Corp.
7.50%, 9/15/13		115	117
Cie Generale de Geophysique-Veritas
7.50%, 5/15/15		(b)185	186
Cimarex Energy Co.
7.13%, 5/1/17		85	83
Hanover Compressor Co.
8.63%, 12/15/10		85	88
9.00%, 6/1/14		150	159
Hanover Equipment Trust
8.50%, 9/1/08		(b)69	69
8.75%, 9/1/11		145	150
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/1/15		(a)565	551
Husky Oil Co.
8.90%, 8/15/28		(c)325	337
Kinder Morgan, Inc.
6.50%, 9/1/12		430	431
Massey Energy Co.
6.88%, 12/15/13		525	484

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Energy (cont’d)
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.13%, 6/15/14		$270	$280
Pogo Producing Co.
6.88%, 10/1/17		(b)395	394
Sandridge Energy
8.63%, 4/1/15		245	251
			4,578
Financial (1.6%)
Capmark Financial Group, Inc.
5.88%, 5/10/12		(a)60	59
6.30%, 5/10/17		(a)30	29
Residential Capital LLC
6.38%, 6/30/10		230	227
6.50%, 4/17/13		235	228
Ucar Finance, Inc.
10.25%, 2/15/12		159	168
			711
Food and Drug (1.3%)
CA FM Lease Trust
8.50%, 7/15/17		(a)185	196
Delhaize America, Inc.
9.00%, 4/15/31		70	85
Rite Aid Corp.
8.13%, 5/1/10		175	178
SUPERVALU, Inc.
7.50%, 5/15/12		115	120
			579
Food/Tobacco (4.3%)
Constellations Brands, Inc.
7.25%, 5/15/17		(a)50	49
Michael Foods, Inc.
8.00%, 11/15/13		230	233
Pilgrim’s Pride Corp.
7.63%, 5/1/15		225	225
9.63%, 9/15/11		615	640
Reynolds American, Inc.
6.50%, 7/15/10		260	266
Smithfield Foods, Inc.
7.00%, 8/1/11		360	360
7.63%, 2/15/08		(b)160	161
			1,934
Forest Products (7.2%)
Berry Plastics Holding Corp.
8.88%, 9/15/14		(b)510	519
10.25%, 3/1/16		(b)235	236
Crown Americas LLC and Crown Americas Capital Corp.
7.63%, 11/15/13		385	391
Georgia-Pacific Corp.
7.13%, 1/15/17		(a)305	294
Graham Packaging Co., Inc.
8.50%, 10/15/12		(b)85	86
9.88%, 10/15/14		(b)340	346
Graphic Packaging International Corp.
9.50%, 8/15/13		$ (b)400	$418
Owens-Illinois, Inc.
7.35%, 5/15/08		(b)245	247
7.50%, 5/15/10		(b)435	441
P.H. Glatfelter Co.
7.13%, 5/1/16		95	96
Smurfit Kappa Funding plc
10.13%, 10/1/12	EUR	117	168
			3,242
Gaming/Leisure (6.1%)
Host Marriott LP REIT
6.38%, 3/15/15		$ (b)140	135
7.13%, 11/1/13		(b)255	256
Isle of Capri Casinos, Inc.
7.00%, 3/1/14		580	552
Las Vegas Sands Corp.
6.38%, 2/15/15		460	440
MGM Mirage
6.00%, 10/1/09		690	687
Station Casinos, Inc.
6.00%, 4/1/12		555	524
7.75%, 8/15/16		(b)135	135
			2,729
Health Care (9.8%)
Community Health Systems, Inc.
6.50%, 12/15/12		440	459
8.88%, 7/15/15		(a)130	132
DaVita, Inc.
6.63%, 3/15/13		275	270
Fisher Scientific International, Inc.
6.13%, 7/1/15		265	260
FMC Finance III S.A.
6.88%, 7/15/17		(a)275	270
Fresenius Medical Care Capital Trust II
7.88%, 2/1/08		555	559
Fresenius Medical Care Capital Trust IV
7.88%, 6/15/11		250	260
HCA, Inc.
5.75%, 3/15/14		225	191
6.25%, 2/15/13		220	199
6.50%, 2/15/16		(b)190	162
8.70%, 2/10/10		160	168
8.75%, 9/1/10		125	131
Invacare Corp.
9.75%, 2/15/15		(a)60	61
National Mentor Holdings, Inc.
11.25%, 7/1/14		235	255
Omnicare, Inc.
6.75%, 12/15/13		295	283
6.88%, 12/15/15		90	86
Sun Healthcare Group, Inc.
9.13%, 4/15/15		(a)195	204

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount		Value
	(000)		(000)
Health Care (cont’d)
Tenet Healthcare Corp.
7.38%, 2/1/13	$165		$150
9.88%, 7/1/14	105		104
Warner Chilcott Corp.
8.75%, 2/1/15	(b)191		197
			4,401
Housing (2.4%)
Goodman Global Holdings, Inc.
8.36%, 6/15/12	(c)75		76
Interface, Inc.
9.50%, 2/1/14	350		379
10.38%, 2/1/10	95		102
Nortek, Inc.
8.50%, 9/1/14	(b)430		412
Realogy Corp.
10.50%, 4/15/14	(a)(b)115		110
			1,079
Information Technology (3.9%)
Freescale Semiconductor, Inc.
8.88%, 12/15/14	(a)(b)340		327
Iron Mountain, Inc.
8.63%, 4/1/13	635		640
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08	325		322
Rhythms NetConnections, Inc.
13.88%, 5/15/08	(e)(f)(g)844		@—
14.00%, 2/15/10	(e)(f)(g)481		@—
Sungard Data Systems, Inc.
9.13%, 8/15/13	280		288
Vangent, Inc.
9.63%, 2/15/15	(a)195		198
			1,775
Manufacturing (2.5%)
Johnsondiversey, Inc.
9.63%, 5/15/12	EUR	112	160
9.63%, 5/15/12	$ (b)244		256
Manitowoc Co., Inc. (The)
10.50%, 8/1/12	49		52
Propex Fabrics, Inc.
10.00%, 12/1/12	280		252
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/1/14	(b)405		417
			1,137
Metals (2.6%)
Foundation PA Coal Co.
7.25%, 8/1/14	(b)105		105
Freeport-McMoran Copper & Gold, Inc.
8.38%, 4/1/17	200		214
Novelis, Inc.
7.25%, 2/15/15	615		634
SGL Carbon Luxembourg S.A.
8.50%, 2/1/12	EUR	(a)165	$237
			1,190
Retail (1.1%)
Brown Shoe Co., Inc.
8.75%, 5/1/12	$260		273
Phillips-Van Heusen
7.25%, 2/15/11	225		230
			503
Service (1.7%)
Allied Waste North America, Inc.
6.38%, 4/15/11	255		249
7.88%, 4/15/13	285		290
Aramark Corp.
8.50%, 2/1/15	(a)75		77
8.86%, 2/1/15	(a)(b)(c)20		20
Aramark Services, Inc.
5.00%, 6/1/12	150		133
			769
Sovereign (0.5%)
Mexican Bonos
9.50%, 12/18/14	MXN	2,095	214
Telecommunications (3.3%)
Axtel S.A.B. de CV
11.00%, 12/15/13	$ (b)273		302
Citizens Communications Co.
6.25%, 1/15/13	115		111
Esprit Telecom Group plc
11.00%, 6/15/08	EUR	(e)(f)(g)307	@—
Exodus Communications, Inc.
11.63%, 7/15/10	$ (e)(f)(g)430		@—
Nordic Telephone Co. Holdings ApS
8.88%, 5/1/16	(a)110		117
Qwest Communications International, Inc.
8.86%, 2/15/09	(c)257		261
Qwest Corp.
5.63%, 11/15/08	100		100
TDC A/S
6.50%, 4/19/12	EUR	90	125
Wind Acquisition Finance S.A.
10.75%, 12/1/15	$ (a)310		357
Windstream Corp.
8.13%, 8/1/13	105		110
			1,483
Transportation (8.5%)
ArvinMeritor, Inc.
8.75%, 3/1/12	(b)330		335
Asbury Automotive Group, Inc.
7.63%, 3/15/17	(a)140		139
Ford Motor Credit Co.
5.80%, 1/12/09	335		328
7.00%, 10/1/13	340		315
7.25%, 10/25/11	365		352

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount	Value
	(000)	(000)
Transportation (cont’d)
General Motors Corp.
7.13%, 7/15/13	$ (b)145	$136
8.38%, 7/15/33	(b)185	170
GMAC LLC
4.38%, 12/10/07	(b)360	357
6.88%, 9/15/11	545	537
Penske Auto Group, Inc.
7.75%, 12/15/16	(b)250	250
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12	440	465
Sonic Automotive, Inc.
8.63%, 8/15/13	(b)445	461
		3,845
Utilities (8.0%)
AES Corp. (The)
7.75%, 3/1/14	(b)240	242
8.88%, 2/15/11	30	32
9.00%, 5/15/15	(a)285	303
9.38%, 9/15/10	40	43
CMS Energy Corp.
7.50%, 1/15/09	(b)635	654
Colorado Interstate Gas Co.
6.80%, 11/15/15	(b)465	481
Dynegy Holdings, Inc.
7.75%, 6/1/19	(a)240	225
Ipalco Enterprises, Inc.
8.38%, 11/14/08	250	256
8.63%, 11/14/11	85	91
Ormat Funding Corp.
8.25%, 12/30/20	(b)432	443
PSEG Energy Holdings LLC
8.63%, 2/15/08	140	142
Reliant Energy, Inc.
7.88%, 6/15/17	75	73
Williams Cos., Inc.
7.88%, 9/1/21	(b)590	637
		3,622
Wireless Communications (1.1%)
American Tower Corp.
7.13%, 10/15/12	240	247
7.50%, 5/1/12	230	237
		484
Total Fixed Income Securities (Cost $43,629)		42,565

		Value
	Shares	(000)
Common Stocks (0.0%)
Diversified Media (0.0%)
Cyprion Media Network	(h)4,378	@—
Telecommunications (0.0%)
ION Media Networks, Inc.	(h)44,204	4
Viatel Holding Bermuda Ltd.	(h)329	@—
XO Holdings, Inc.	(b)(h)284	1
		5
Utilities (0.0%)
PNM Resources, Inc.	60	$2
SW Acquisition LP	(g)(h)1	@—
		2
Total Common Stocks (Cost $574)		7
Preferred Stocks (0.0%)
Telecommunications (0.0%)
ION Media Networks, Inc. PIK	1	9
ION Media Networks, Inc., (Convertible) PIK	(a)1	7
Total Preferred Stocks (Cost $@—)		16

No. of
Contracts
Put Option Purchased (0.0%)
90 Day EuroDollar
3/08 @ $94.75 (Cost $10)	42	17

	No. of
	Warrants
Warrants (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10	(g)(h)570	1
XO Holdings, Inc., Series B, expiring 1/16/10	(h)426	@—
XO Holdings, Inc., Series C, expiring 1/16/10	(h)426	@—
		1
Utilities (0.0%)
SW Acquisition LP, expiring 4/1/11	(a)(f)(g)(h)570	@—
Total Warrants (Cost $3)		1

	Face
	Amount
	(000)
Short-Term Investments (27.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (22.7%)
AIG Match Funding Corp.
5.30%, 7/17/07	$ (c)294	294
Alliance & Leicester plc
5.33%, 7/9/07	(c)210	210
Anglo Irish Bank Corp. plc
5.35%, 7/9/07	(i)102	102
Bancaja
5.36%, 7/19/07	(c)105	105
Banco Bilbao Vizcaya Argentaria
5.44%, 7/2/07	14	14
Bank of New York Co., Inc.
5.32%, 7/10/07	(c)105	105
BASF AG
5.36%, 10/22/07	(c)105	105
Bear Stearns & Co., Inc.
5.38%, 7/16/07	(c)210	210
BNP Paribas plc
5.35%, 8/20/07	(c)210	210
CAM US Finance S.A. Unipersonal
5.36%, 7/3/07	(c)421	421
CIC, New York
5.30%, 7/3/07	(c)147	147

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
CIT Group Holdings
5.37%, 7/18/07	$ (c)378	$378
Credit Suisse First Boston, New York
5.32%, 7/2/07	(c)210	210
Dexia Bank, New York
5.32%, 7/2/07	(c)210	210
Dresdner Bank, London
5.42%, 7/2/07	421	421
Ebbets Funding LLC
5.32%, 7/17/07	(i)215	215
First Tennessee Bank
5.33%, 7/17/07	(c)105	105
5.34%, 7/17/07	(c)420	420
Glitner Banki hf
5.35%, 7/20/07	(c)212	212
Goldman Sachs Group, Inc.
5.37%, 7/16/07	(c)105	105
5.50%, 7/2/07	(c)198	198
HSBC Finance Corp.
5.33%, 7/6/07	(c)105	105
IBM Corp.,
5.29%, 7/9/07	(c)421	421
Macquarie Bank Ltd.
5.34%, 7/23/07	(c)210	210
Marshall & Ilsley Bank
5.37%, 12/17/07	211	211
Merrill Lynch & Co.
5.45%, 7/2/07	(c)126	126
Metropolitan Life Global Funding
5.31%, 7/23/07	(c)315	315
Natexis Banques Populaires, New York
5.33%, 7/2/07	(c)210	210
National Australia Bank Ltd.
5.31%, 7/9/07	(c)160	160
National City Bank Cleveland
5.32%, 7/2/07	(c)105	105
National Rural Utilities Cooperative Finance Corp.
5.33%, 7/2/07	(c)421	421
Nationwide Building Society
5.44%, 9/28/07	(c)244	244
National Bank of Canada
5.31%, 7/2/07	(c)420	420
Norinchukin Bank, New York
5.32%, 7/26/07	421	421
Old Fine Funding
5.32%, 7/24/07	(i)209	209
Rheingold Securitization
5.32%, 7/16/07	(i)208	208
Scaldis Capital LLC
5.34%, 7/20/07	(i)170	170
5.34%, 7/23/07	(i)105	105
Sheffield Receivable Corp.
5.31%, 7/12/07	(i)523	523
Skandi, New York
5.32%, 7/9/07	(c)210	210
Societe Generale, New York
5.30%, 7/31/07	$ (c)504	$504
Ticonderoga Funding LLC
5.34%, 7/25/07	(i)139	139
Unicredito Delaware, Inc.
5.33%, 7/16/07	(c)231	231
Unicredito Italiano Bank (Ireland) plc
5.34%, 7/9/07	(c)147	147
		10,212

Shares
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(j)1,901,310	1,901

	Face
	Amount
	(000)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill
4.85%, 7/12/07	$ (k)100	100
Total Short-Term Investments (Cost $12,213)		12,213
Total Investments (121.5%) (Cost $56,429) —including $10,012 of Securities Loaned		54,819
Liabilities in Excess of Other Assets (-21.5%)		(9,695)
Net Assets (100%)		$45,124

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	All or a portion of security on loan at June 30, 2007.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2007.
(d)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2007. Maturity date disclosed is the ultimate maturity date.
(e)	Issuer is in default.
(f)	Security was valued at fair value — At June 30, 2007, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(g)	Security has been deemed illiquid at June 30, 2007.
(h)	Non-income producing security.
(i)	The rate shown is the effective yield at the date of purchase.
(j)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
(k)	A portion of the security was pledged to cover margin requirements for futures contracts.
@	Face Amount/Value is less than $500.
EUR	Euro
MXN	Mexican Peso
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report - June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	731	$990	7/31/07	USD	997	$997	$7
EUR	244	331	7/31/07	USD	333	333	2
USD	485	485	7/31/07	EUR	360	488	3
		$1,806				$1,818	$12

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
10 yr. Note	59	$6,236	Sep-07	$(79)
U.S. Treasury
5 yr. Note	45	4,684	Sep-07	(26)
U.S. Treasury
2 yr. Note	6	1,223	Sep-07	1
Short:
U.S. Treasury
Bond	41	4,418	Sep-07	51
				$(53)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities

June 30, 2007
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $54,528) (Including $10,012 of Securities on Loan)	$52,918
Investment in Security of Affiliated Issuer, at Value (Cost $1,901)	1,901
Interest Receivable	829
Cash	438
Unrealized Appreciation on Foreign Currency Exchange Contracts	12
Receivable for Investments Sold	11
Foreign Currency (Cost $9)	9
Due from Broker	6
Receivable for Portfolio Shares Sold	1
Receivable from Affiliate	@—
Other Assets	@—
Total Assets	56,125
Liabilities:
Collateral for Securities Loaned, at Value	10,212
Payable for Investments Purchased	642
Investment Advisory Fees Payable	50
Payable for Portfolio Shares Redeemed	32
Administration Fees Payable	9
Custodian Fees Payable	3
Directors’ Fees and Expenses Payable	1
Other Liabilities	52
Total Liabilities	11,001
NET ASSETS	$45,124
Net Assets Consist of:
Paid-in Capital	$65,821
Undistributed (Distributions in Excess of) Net Investment Income	5,494
Accumulated Net Realized Gain (Loss)	(24,540)
Unrealized Appreciation (Depreciation) on:
Investments	(1,610)
Foreign Currency Exchange Contracts and Translations	12
Futures Contracts	(53)
Net Assets	$45,124
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,246,829 Outstanding $0.002
Par Value Shares (Authorized 500,000,000 Shares)	$13.90

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

High Yield Portfolio

Statement of Operations

Six Months Ended
June 30, 2007 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$2,002
Interest from Security of Affiliated Issuer	7
Dividends from Securities of Unaffiliated Issuers	@—
Total Investment Income	2,009
Expenses:
Investment Advisory Fees (Note B)	104
Administration Fees (Note C)	62
Professional Fees	8
Custodian Fees (Note D)	8
Shareholder Reporting Fees	5
Directors’ Fees and Expenses	1
Other	9
Total Expenses	197
Rebate from Morgan Stanley Affiliated Cash Sweep (Note G)	@—
Expense Offset (Note D)	@—
Net Expenses	197
Net Investment Income (Loss)	1,812
Realized Gain (Loss) on:
Investments Sold	400
Foreign Currency Transactions	(19)
Futures Contracts	(34)
Net Realized Gain (Loss)	347
Change in Unrealized Appreciation (Depreciation) on:
Investments	(844)
Foreign Currency Exchange Contracts and Translations	104
Futures Contracts	(53)
Net Change in Unrealized Appreciation (Depreciation)	(793)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(446)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,366

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

High Yield Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2007	Year Ended
	(unaudited) (000)	December 31, 2006 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,812	$3,924
Net Realized Gain (Loss)	347	(422)
Net Change in Unrealized Appreciation (Depreciation)	(793)	1,014
Net Increase (Decrease) in Net Assets Resulting from Operations	1,366	4,516
Distributions from and/or in Excess of:
Net Investment Income	—	(4,422)
Capital Share Transactions:(1)
Subscriptions	1,807	4,746
Distributions Reinvested	—	4,422
Redemptions	(11,011)	(14,780)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(9,204)	(5,612)
Total Increase (Decrease) in Net Assets	(7,838)	(5,518)
Net Assets:
Beginning of Period	52,962	58,480
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $5,494 and $3,682, respectively)	$45,124	$52,962

(1) Capital Share Transactions:
Shares Subscribed	130	349
Shares Issued on Distributions Reinvested	—	347
Shares Redeemed	(791)	(1,090)
Net Increase (Decrease) in Capital Shares Outstanding	(661)	(394)

The accompanying notes are an integral part of the financial statements.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Financial Highlights

High Yield Portfolio

	Six Months Ended
	June 30, 2007		Year Ended December 31,
Selected Per Share Data and Ratios*	(unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.55		$13.59	$14.56	$14.17	$11.27	$13.46
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.50		0.96	1.00	1.02	1.00	1.14
Net Realized and Unrealized Gain (Loss)	(0.15)		(0.43)	(0.87)	0.27	1.90	(2.11)
Total from Investment Operations	0.35		0.53	0.13	1.29	2.90	(0.97)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.57)	(1.10)	(0.90)	—	(1.20)
Return of Capital	—		—	—	—	—	(0.02)
Total Distributions	—		(0.57)	(1.10)	(0.90)	—	(1.22)
Net Asset Value, End of Period	$13.90		$13.55	$13.59	$14.56	$14.17	$11.27
Total Return ±	2.51	%††	8.62%	1.06%	9.49%	25.71%	(7.13% )
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$45,124		$52,962	$58,480	$64,052	$60,022	$41,352
Ratio of Expenses to Average Net Assets(1)	0.79	%**	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets(1)	7.30	%**	7.13%	7.16%	7.24%	7.79%	8.95%
Portfolio Turnover Rate	17	%††	26%	65%	58%	63%	73%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A		0.87%	0.86%	0.90%	1.02%	0.99%
Net Investment Income to Average Net Assets	N/A		7.06%	7.10%	7.14%	7.57%	8.76%

*

On November 13, 2006, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

#	Per share amount is based on average shares outstanding.
††	Not Annualized
**	Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the High Yield Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•               investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

•              investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investment transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2007 the net assets of the Portfolio were partially comprised of foreign denominated securities. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

4.  Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. The Portfolio may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.  Securities Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained. Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

The value of the loaned securities was $10,012,000 and related collateral outstanding at June 30, 2007 was $10,212,000.

6.  Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

7.  New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, ‘‘The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115’’(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007.  SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities.  Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

8.  Purchased and Written Options: The Portfolio may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, the Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

The Portfolio may purchase call and put options on its portfolio securities or other financial instruments. The Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

9.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First	Next	Next	Next	Next	More
$500	$250	$250	$1	$1	than $3
million	million	million	billion	billion	billion
0.42%	0.345%	0.295%	0.27%	0.245%	0.22%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.80%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency. The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions Paid		2005 Distributions
From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$4,422	$—	$4,738	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and and paydown adjustments, resulted in the following reclassifications

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$58	$(58)	$—

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$3,917	$—

At June 30, 2007, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$56,429	$1,053	$(2,663)	$(1,610)

At December 31, 2006, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $24,780,000 of which $772,000 will expire on December 31, 2008, $1,274,000 will expire on December 31, 2009, $9,829,000 will expire on December 31, 2010, $12,175,000 will expire on December 31, 2011, $178,000 will expire on December 31, 2013 and $552,000 will expire on December 31, 2014.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2006, the Portfolio deferred to January 3, 2007, for U.S. Federal income tax purposes, post-October capital losses of $6,000.

G. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administration fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. Income distributions earned by the Portfolio are recorded as interest from affiliates in the Statement of Operations and totaled $7,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $4,732,000 and $2,831,000, respectively.

For the six months ended June 30, 2007, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $8,261,000 and $15,284,000, respectively.  There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2007.

H. Other: At June 30, 2007, a substantial portion of the Port-folio’s investments consisted of high yield securities rated below investment grade. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than the higher-rated securities. These investments are often traded by one market maker who may also be utilized by the Portfolio to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the Portfolio of Investments and the differences could be material.

At June 30, 2007, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 71.7%.

I. Reverse Stock Split: After the close of business on November 10, 2006, High Yield Portfolio effected a 1 for 2 reverse stock split for the shares of the Portfolio. All transactions in capital stock and per share data prior to November 13, 2006, have been restated to give effect to the reverse stock split. The reverse stock split had no impact on the overall value of shareholder’s investment in the Portfolio.

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael Nugent
Chairman of the Board and Director

Michael Bozic	Ronald E. Robison
President and Principal Executive Officer

Kathleen A. Dennis	J. David Germany
Vice President

James F. Higgins	Dennis F. Shea
Vice President

Dr. Manuel H. Johnson	Amy R. Doberman
Vice President

Joseph J. Kearns	Carsten Otto
Chief Compliance Officer

Michael F. Klein	Stefanie V. Chang Yu
Vice President

W. Allen Reed	James W. Garrett
Treasurer and Chief Financial Officer

Fergus Reid	Thomas A. Perugini
Assistant Treasurer

Investment Adviser and Administrator	Mary E. Mullin
Morgan Stanley Investment Management Inc.	Secretary
522 Fifth Avenue
New York, New York 10036	Legal Counsel
Clifford Chance US LLP
Distributor	31 West 52nd Street
Morgan Stanley Distribution, Inc.	New York, New York 10019-6131
One Tower Bridge
100 Front Street, Suite 1100	Independent Registered Public Accounting Firm
West Conshohocken, PA 19428-2899	Ernst & Young LLP
200 Clarendon Street
Custodian	Boston, Massachusetts 02116-5072
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-800-281-2715.

IU07-02938P-Y06/07

19

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2007

Small Company Growth Portfolio

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2007 (unaudited)

Expense Example

Small Company Growth Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 — June 30, 2007

Class II
Actual	$1,000.00	$1,058.50	$6.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26

* Expenses are equal to Class II shares’ annualized net expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-and three-year periods ended November 30, 2006 and for the period April 30, 2003 to November 30, 2006, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate was acceptable as the total expense ratio was competitive with its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

		Value
	Shares	(000)
Common Stocks (98.5%)
Aluminum (1.4%)
Kaiser Aluminum Corp.	(a)11,171	$814
Building: Cement (2.0%)
Texas Industries, Inc.	14,182	1,112
Cable Television Services (0.7%)
Charter Communications, Inc., Class A	(a)93,650	379
Casinos & Gambling (0.4%)
Lakes Entertainment, Inc.	(a)18,619	220
Commercial Information Services (1.4%)
Viad Corp.	19,307	814
Communications & Media (0.8%)
CKX, Inc.	(a)32,430	448
Communications Technology (0.7%)
GMarket, Inc. ADR	(a)21,586	419
Computer Services Software & Systems (11.0%)
Bankrate, Inc.	(a)10,212	489
Blackboard, Inc.	(a)21,877	922
Convera Corp., Class A	(a)22,143	97
Equinix, Inc.	(a)20,995	1,920
Forrester Research, Inc.	(a)20,158	567
IHS, Inc., Class A	(a)37,459	1,723
Websense, Inc.	(a)22,402	476
		6,194
Consumer Electronics (0.8%)
CNET Networks, Inc.	(a)56,295	461
Consumer Staples — Miscellaneous (0.9%)
Peet’s Coffee & Tea, Inc.	(a)19,694	485
Diversified Financial Services (1.6%)
Endeavor Acquisition Corp.	(a)47,026	555
Grubb & Ellis Co.	(a)32,193	374
		929
Drugs & Pharmaceuticals (0.7%)
Noven Pharmaceuticals, Inc.	(a)16,111	378
Education Services (5.2%)
Ambassadors Group, Inc.	31,699	1,126
Strayer Education, Inc.	13,505	1,779
		2,905
Electronics: Medical Systems (1.0%)
Illumina, Inc.	(a)14,190	576
Electronics: Semi-Conductors/Components (2.0%)
Tessera Technologies, Inc.	(a)27,130	1,100
Electronics: Technology (3.2%)
Cogent Communications Group, Inc.	(a)49,289	1,472
comScore, Inc.	(a)13,283	308
		1,780
Engineering & Contracting Services (3.0%)
Grupo Aeroportuario del Pacifico S.A. de CV ADR	34,386	1,696
Entertainment (2.6%)
Vail Resorts, Inc.	(a)23,663	1,440
Financial — Miscellaneous (2.2%)
Interactive Data Corp., Class B	46,945	1,257
Forest Products (0.7%)
Deltic Timber Corp.	7,152	392
Homebuilding (2.5%)
Brookfield Homes Corp.	15,688	$456
Gafisa S.A. ADR	(a)30,529	953
		1,409
Hotel/Motel (3.0%)
Gaylord Entertainment Co.	(a)31,504	1,690
Industrial Products (0.7%)
Mueller Water Products, Inc., Class A	23,681	404
Insurance: Multi-Line (1.2%)
Greenlight Capital Re Ltd., Class A	(a)17,745	400
Pico Holdings, Inc.	(a)6,109	264
		664
Investment Management Companies (2.9%)
Greenhill & Co., Inc.	24,021	1,651
Leisure Time (4.7%)
Aruze Corp.	27,300	849
Pool Corp.	33,646	1,313
Premier Exhibitions, Inc.	(a)32,090	506
		2,668
Machinery: Industrial/Specialty (0.9%)
Middleby Corp.	(a)8,416	504
Medical & Dental Instruments & Supplies (3.0%)
Techne Corp.	(a)29,130	1,667
Oil: Crude Producers (0.7%)
GMX Resources, Inc.	(a11,333	392
Oil: Integrated Domestic (1.1%)
Delta Petroleum Corp.	(a)31,959	642
Printing & Copying Services (1.1%)
VistaPrint Ltd.	(a)16,603	635
Publishing — Miscellaneous (3.2%)
Morningstar, Inc.	(a)38,124	1,793
Real Estate Investment Trusts (0.5%)
Consolidated-Tomoka Land Co.	3,999	277
Restaurants (4.7%)
BJ’s Restaurants, Inc.	(a)32,350	639
Jamba, Inc.	(a)81,561	745
P.F. Chang’s China Bistro, Inc.	(a)35,518	1,250
		2,634
Retail (10.2%)
AFC Enterprises, Inc.	(a)45,060	779
Blue Nile, Inc.	(a)33,349	2,014
Citi Trends, Inc.	(a)26,700	1,014
Ctrip.com International Ltd. ADR	14,815	1,165
Krispy Kreme Doughnuts, Inc.	(a)42,319	392
NetFlix, Inc.	(a)19,057	369
		5,733
Services: Commercial (9.6%)
Advisory Board Co. (The)	(a)28,608	1,589
Ambassodors International, Inc.	18,437	613
Corporate Executive Board Co.	13,026	846
CoStar Group, Inc.	(a)21,823	1,154
Macquarie Infrastructure Co. LLC	22,969	953

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

		Value
	Shares	(000)
Services: Commercial (cont’d)
TravelCenters of America LLC	(a)6,852	$277
		5,432
Steel (1.8%)
Chaparral Steel Co.	14,301	1,028
Technology — Miscellaneous (0.3%)
Housevalues, Inc.	(a)31,159	142
Telecommunications Equipment (1.8%)
SBA Communications Corp., Class A	(a)29,868	1,003
Toys (1.2%)
Marvel Entertainment, Inc.	(a)27,234	694
Transportation — Miscellaneous (0.4%)
Integrated Distribution Services Group, Ltd.	76,000	240
Utilities: Telecommunications (0.7%)
FiberTower Corp.	(a)26,034	113
IDT Corp., Class B	25,684	265
		378
Total Common Stocks (Cost $47,075)		55,479
Preferred Stock (0.4%)
Biotechnology Research & Production (0.4%)
Microbia, Inc., Series F (Convertible) (Cost $230)	(a)(b)(c)36,808	230
Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $1,135)	(d)1,134,773	1,135
Total Investments (100.9%) (Cost $48,440)		56,844
Liabilities in Excess of Other Assets (-0.9%)		(513)
Net Assets (100%)		$56,331

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at June 30, 2007.
(c)	The security was valued at fair value — At June 30, 2007, the Portfolio held $230,000 of fair valued securities, representing 0.4% of net assets.
(d)	See Note H to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities

June 30, 2007 (000)
Assets:
Investments of Securities of Unaffiliated Issuers, at Value (Cost $47,305)	$55,709
Investment in Security of Affiliated Issuer, at Value (Cost $1,135)	1,135
Cash	1
Receivable for Investments Sold	210
Foreign Currency (Cost $11)	11
Dividends Receivable	4
Interest Receivable	4
Receivable from Affiliate	@—
Receivable for Portfolio Shares Sold	@—
Other Assets	1
Total Assets	57,075
Liabilities:
Payable for Investments Purchased	559
Investment Advisory Fees Payable	105
Payable for Portfolio Shares Redeemed	13
Administration Fees Payable	12
Custodian Fees Payable	9
Distribution Fees — Class II Shares	2
Other Liabilities	44
Total Liabilities	744
NET ASSETS	$56,331
Net Assets Consist of:
Paid-in Capital	$40,617
Undistributed (Distributions in Excess of) Net Investment Income	(170)
Accumulated Net Realized Gain (Loss)	7,480
Unrealized Appreciation (Depreciation) on:
Investments	8,404
Foreign Currency Exchange Contracts and Translations	@—
Net Assets	$56,331
Net Asset Value, Offering and Redemption Price Per Share
Applicable to 2,966,437 Outstanding$ 0.001 Par Value Shares (Authorized 500,000,000 Shares)	$18.99

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Small Company Growth Portfolio

Statement of Operations

Six Months Ended June 30, 2007 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1 Foreign Taxes Withheld)	$159
Interest from Securities of Unaffiliated Issuers	16
Interest from Security of Affiliated Issuer	12
Total Investment Income	187
Expenses:
Investment Advisory Fees (Note B)	263
Distribution Fees — Class II Shares (Note D)	100
Administration Fees (Note C)	72
Custodian Fees (Note E)	19
Professional Fees	12
Shareholder Reporting Fees	1
Directors’ Fees and Expenses	1
Other	8
Total Expenses	476
Distribution Fees — Class II Shares Waived (Note D)	(86)
Investment Advisory Fees Voluntarily Waived (Note B)	(33)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	@—
Expense Offset (Note E)	@—
Net Expenses	357
Net Investment Income (Loss)	(170)
Realized Gain (Loss) on:
Investments Sold	2,844
Foreign Currency Transactions	(2)
Net Realized Gain (Loss)	2,842
Change in Unrealized Appreciation (Depreciation) on:
Investments	614
Foreign Currency Exchange Contracts and Translations	@—
Net Change in Unrealized Appreciation (Depreciation)	614
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	3,456
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,286

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Small Company Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2007	Year Ended
	(unaudited)	December 31, 2006
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$(170)	$(446)
Net Realized Gain (Loss)	2,842	5,218
Net Change in Unrealized Appreciation (Depreciation)	614	1,365
Net Increase (Decrease) in Net Assets Resulting from Operations	3,286	6,137
Distributions from and/or in Excess of:
Class II:
Net Realized Gain	—	(4,213)
Capital Share Transactions:(1)
Class II:
Subscriptions	1,211	9,911
Distributions Reinvested	—	4,213
Redemptions	(6,502)	(8,497)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,291)	5,627
Total Increase (Decrease) in Net Assets	(2,005)	7,551
Net Assets:
Beginning of Period	58,336	50,785
End of Period	$56,331	$58,336

(1) Capital Share Transactions:
Class II:
Shares Subscribed	65	555
Shares Issued on Distributions Reinvested	—	256
Shares Redeemed	(350)	(485)
Net Increase (Decrease) in Class II Shares Outstanding	(285)	326

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007

Financial Highlights

Small Company Growth Portfolio

	Class II
						Period from April
	Six Months Ended					30, 2003* to
	June 30, 2007		Year Ended December 31,			December 31,
Selected Per Share Data and Ratios	(unaudited)		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$17.94		$17.36	$15.48	$13.40	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	(0.05)		(0.14)	(0.03)	(0.13)	(0.09)
Net Realized and Unrealized Gain (Loss)	1.10		2.07	2.01	2.67	3.72
Total from Investment Operations	1.05		1.93	1.98	2.54	3.63
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.35)	(0.10)	(0.46)	(0.23)
Net Asset Value, End of Period	$18.99		$17.94	$17.36	$15.48	$13.40
Total Return ±	5.85	%††	11.84%	12.88%	18.95%	36.30	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$56,331		$58,336	$50,785	$34,752	$17,938
Ratio of Expenses to Average Net Assets(1)	1.25	%**	1.25%	1.25%	1.25%	1.25	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.59	)%**	(0.80)%	(0.19)%	(0.93)%	(1.06	)%**
Portfolio Turnover Rate	28	%††	68%	72%	113%	82	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.67	%**	1.73%	1.81%	1.91%	4.98	%**
Net Investment Income (Loss) to Average Net Assets	(1.01	)%**	(1.28)%	(0.75)%	(1.59)%	(4.79	)%**

#	Per share amount is based on average shares outstanding.
*	Commencement of Operations
**	Annualized
††	Not Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. The Portfolio currently offers Class II shares only, although Class I shares may be offered in the future. The Portfolio has suspended the offering of its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have not previously offered the Portfolio as an investment option. The Portfolio will continue to offer its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have previously offered the Portfolio. The Portfolio may recommence offering its shares to investors through new insurance and variable annuity contracts or qualified pension or retirement plans at such time as the Adviser determines that it would be consistent with prudent portfolio management to do so.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.        Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.       Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.       New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”(“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

4.        Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1	Next $500	More than
billion	million	$1.5 billion
0.92%	0.85%	0.80%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.25%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2007, this waiver amounted to $33,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2007, this waiver amounted to $86,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency. The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio’s financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Notes to Financial Statements (cont’d)

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during fiscal 2006 and 2005 was as follows:

2006 Distributions		2005 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$1,269	$2,944	$150	$103

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments for net investment losses, resulted in the following reclassifications among the components of net assets at December 31, 2006:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$446	$(446)	$—

At December 31, 2006, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$471	$4,316

At June 30, 2007, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$48,440	$10,756	$(2,352)	$8,404

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administration fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. Income distributions earned by the Portfolio are recorded as interest from affiliates in the Statement of Operations and totaled $12,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $5,735,000 and $4,600,000, respectively.

For the six months ended June 30, 2007, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $15,765,000 and $20,371,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2007.

During the six months ended June 30, 2007, the Portfolio incurred $435 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

I. Other: At June 30, 2007, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 88.7% for Class II shares.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2007 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	J. David Germany
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Thomas A. Perugini
One Tower Bridge	Assistant Treasurer
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Mary E. Mullin
Secretary
Custodian
JPMorgan Chase Bank, N.A.	Legal Counsel
270 Park Avenue	Clifford Chance US LLP
New York, New York 10017	31 West 52nd Street
New York, New York 10019-6131

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling  1-800-281-2715 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-800-281-2715.

IU07-02950P-Y06/07

13

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded  that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

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(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably  likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Universal Institutional Funds, Inc.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date: August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 9, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	August 9, 2007